Schedule of Investments (unaudited)
June 30, 2022
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	17,830,750,949	$ 17,830,750,949
Total Investments — 100.1% (Cost: $19,688,740,674)		17,830,750,949
Liabilities in Excess of Other Assets — (0.1)%		(16,954,265)
Net Assets — 100.0%		$ 17,813,796,684
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 20,487,863,966	$ 148,268,240(a)(b)	$ —	$ (822,540,952)	$ (1,982,840,305)	$ 17,830,750,949	17,830,750,949	$ 361,273,333	$ —
(a)	Represents net investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $17,830,750,949 and 96.4%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	5,602	$ 5,397,159
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 3.46%, 04/20/30(a)(c)		625	598,878
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 4.71%, 04/20/30(a)(c)		2,170	2,083,553
Series 2019-5A, Class AR, (3 mo. CME Term SOFR + 1.33%), 2.18%, 04/15/35(a)(c)		510	490,482
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 2.34%, 12/25/33(c)		581	522,914
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 1.90%, 07/25/36(c)		272	226,581
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 1.88%, 05/25/37(c)		2,522	526,928
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 2.22%, 05/25/37(c)		223	47,547
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 2.72%, 06/15/36(a)(c)		2,984	2,901,940
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75%, 02/15/27(a)		11,681	11,458,017
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 6.36%), 7.40%, 04/15/34(a)(c)		250	221,174
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 2.22%, 07/20/34(a)(c)		7,640	7,402,456
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 2.25%, 12/02/34(a)(c)		1,000	964,850
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 2.24%, 07/15/34(a)(c)		2,400	2,319,621
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 4.14%, 07/15/34(a)(c)		500	461,805
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 4.76%, 01/20/34(a)(c)		250	236,536
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3 mo. LIBOR US + 1.15%), 2.21%, 01/20/35(a)(c)		250	241,028
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 2.45%, 04/20/32(a)(c)		8,405	8,259,047
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.13%, 04/20/33(a)(c)		3,620	3,519,787
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3 mo. CME Term SOFR + 2.00%), 3.12%, 04/21/31(a)(c)		1,400	1,351,312
AIG CLO Ltd., Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 2.18%, 04/20/32(a)(c)		1,730	1,690,082
AIMCO CLO
Series 2015-AA, Class BR2, (3 mo. LIBOR US + 1.60%), 2.64%, 10/17/34(a)(c)		1,200	1,131,431
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 2.11%, 04/20/34(a)(c)		250	239,908
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 3.16%, 04/20/34(a)(c)		500	465,676
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 4.21%, 04/20/34(a)(c)		250	231,769
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 2.14%, 01/15/32(a)(c)	USD	5,770	$ 5,626,030
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		41	38,408
Series 2018-A, Class B, 0.00%, 04/25/58(a)		75	73,516
Series 2018-B, Class B, 0.00%, 02/26/57(a)		176	121,483
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)		22	16,036
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		7	6,718
Series 2018-F, Class C, 0.00%, 11/25/58(a)		289	190,515
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		11,166	11,104,630
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		2,600	2,560,616
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,469	5,419,581
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		11,292	11,006,902
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	2,036,242
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,380	4,811,934
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		5,793	5,753,712
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		1,970	1,926,590
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,823	5,086,184
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		19,929	19,282,598
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,641,836
Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)		9,122	5,719,314
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		1,601	1,569,652
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,862,666
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,355	8,303,464
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		5,138	4,883,791
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	4,058,274
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,013	8,736,962
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		14,606	13,652,788
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	2,999,718
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,282	7,375,433
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		32,694	30,351,761
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,318,681
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,649	6,371,379
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		26,477	23,390,817
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,732,737
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,220,605
Series 2021-E, Class B3, 3.91%, 12/25/60(a)(c)		7,653	5,136,208
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,415,379
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		129	60,950
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		117,853	4,705,075
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		47,734	43,950,583
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	5,814,462
Series 2021-F, Class C, 0.00%, 06/25/61(a)		11,952	10,613,181
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 2.18%, 10/21/28(a)(c)		3,133	3,084,790
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 2.59%, 01/15/30(a)(c)		400	384,225
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3 mo. LIBOR US + 1.67%), 2.71%, 07/15/31(a)(c)		250	238,029
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 2.89%, 01/19/33(a)(c)		500	488,415
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.00%), 4.04%, 01/19/33(a)(c)		250	240,486

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
ALM Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 10/15/29(a)(c)	USD	7,780	$ 7,585,598
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 10/15/29(a)(c)		250	240,006
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)(c)	EUR	1,500	1,325,354
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 2.54%, 11/02/30(a)(c)	USD	750	737,664
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 2.63%, 04/25/31(a)(c)		500	473,816
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 2.23%, 07/24/29(a)(c)		2,880	2,847,495
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,213,800
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,301,305
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,274,711
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,284,013
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,523,349
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 2.24%, 01/19/35(a)(c)		250	240,119
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 2.21%, 07/15/34(a)(c)		11,115	10,725,773
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(c)		2,365	2,327,655
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 2.74%, 01/28/31(a)(c)		3,850	3,690,544
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 3.09%, 01/28/31(a)(c)		500	474,831
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(c)		5,330	5,248,628
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 3.09%, 01/28/31(a)(c)		5,550	5,273,324
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 2.49%, 01/15/30(a)(c)		9,200	8,940,492
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.89%, 01/15/30(a)(c)		3,540	3,423,305
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 2.09%, 07/15/30(a)(c)		5,470	5,380,252
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 2.33%, 01/28/31(a)(c)		4,936	4,860,171
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.99%, 01/28/31(a)(c)		7,620	7,329,403
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 3.44%, 01/28/31(a)(c)		4,250	4,062,551
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.74%, 01/28/31(a)(c)	USD	1,140	$ 1,075,664
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 2.43%, 10/27/34(a)(c)		2,430	2,336,588
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 3.03%, 10/27/34(a)(c)		2,800	2,691,465
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.27%, 10/13/30(a)(c)		3,075	3,038,325
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 2.67%, 10/13/30(a)(c)		750	726,426
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 3.17%, 10/13/30(a)(c)		1,410	1,364,222
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/34(a)(c)	EUR	1,327	1,288,799
Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 3.55%, 04/15/34(a)(c)		1,380	1,313,660
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/25/34(a)(c)		542	513,236
Antares CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.53%), 2.71%, 07/25/33(a)(c)	USD	10,760	10,598,454
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 04/15/31(a)(c)		3,652	3,582,204
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 2.07%, 04/20/31(a)(c)		1,080	1,057,850
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 2.28%, 10/22/30(a)(c)		880	862,910
Apidos CLO XX
Series 2015-20A, Class A1RA, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/31(a)(c)		450	440,785
Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 2.59%, 07/16/31(a)(c)		250	236,285
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 2.56%, 04/20/31(a)(c)		500	474,469
Series 2015-22A, Class BR, (3 mo. LIBOR US + 1.95%), 3.01%, 04/20/31(a)(c)		250	237,236
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 4.01%, 04/20/31(a)(c)		850	787,429
Apidos CLO XXVI, Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.95%), 2.99%, 07/18/29(a)(c)		570	544,473
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 2.18%, 10/18/31(a)(c)		250	245,263
Apidos CLO XXXI, Series 2019-31A, Class BR, (3 mo. LIBOR US + 1.55%), 2.59%, 04/15/31(a)(c)		500	469,542
Apidos CLO XXXII
Series 2019-32A, Class C, (3 mo. LIBOR US + 2.40%), 3.46%, 01/20/33(a)(c)		250	236,485
Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 4.56%, 01/20/33(a)(c)		300	283,820

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXVII, Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 7.44%, 10/22/34(a)(c)	USD	705	$ 635,385
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 2.74%, 10/15/28(a)(c)		250	244,090
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		639	590,518
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 1.85%), 3.13%, 05/15/37(a)(c)		7,384	7,236,759
Ares European CLO XII DAC, Series 12A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 04/20/32(a)(c)	EUR	889	873,670
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3 mo. LIBOR US + 1.05%), 2.19%, 04/22/31(a)(c)	USD	7,910	7,696,889
Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 2.59%, 04/22/31(a)(c)		250	242,932
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 2.21%, 04/25/34(a)(c)		500	475,731
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 2.34%, 10/25/34(a)(c)		2,110	2,039,848
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 7.68%, 10/25/34(a)(c)		1,720	1,572,375
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3 mo. LIBOR US + 1.58%), 2.64%, 07/20/30(a)(c)		370	351,007
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.21%, 10/15/30(a)(c)		1,150	1,133,974
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 2.10%, 05/25/35(c)		2,970	2,602,302
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,696,439
Armada Euro CLO III DAC, Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 07/15/31(a)(c)	EUR	1,563	1,520,893
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 3.21%, 10/20/34(a)(c)	USD	1,420	1,319,275
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/31(a)(c)		750	734,642
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 2.59%, 05/28/30(a)(c)		4,010	3,937,940
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.97%, 04/22/27(a)(c)		1,372	1,354,065
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 2.79%, 04/22/27(a)(c)		2,381	2,302,948
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 2.36%, 11/21/30(a)(c)		500	489,555
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 2.68%, 11/21/30(a)(c)		1,250	1,200,278
Series 13A, Class C, (3 mo. LIBOR US + 1.80%), 2.98%, 11/21/30(a)(c)		390	369,805
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(c)(e)	EUR	400	$ 398,727
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(c)(e)		400	386,514
Avoca CLO XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.75%), 5.75%, 07/15/32(c)(e)		1,040	913,732
Avoca CLO XXII DAC
Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 2.90%, 04/15/35(a)(c)		500	463,622
Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35(c)(e)		850	815,797
Series 22X, Class E, (3 mo. EURIBOR + 5.23%), 5.23%, 04/15/35(c)(e)		350	290,558
Avoca CLO XXIII DAC, Series 23A, Class D, (3 mo. EURIBOR + 3.05%), 3.05%, 04/15/34(a)(c)		500	463,704
Avoca CLO XXV DAC, Series 25A, Class E, (3 mo. EURIBOR + 6.14%), 6.14%, 10/15/34(a)(c)		1,000	851,901
Babson CLO Ltd., Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 2.46%, 01/20/31(a)(c)	USD	610	578,541
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 2.56%, 07/20/30(a)(c)		850	806,132
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 2.12%, 07/19/31(a)(c)		1,670	1,633,735
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 2.64%, 07/19/31(a)(c)		500	477,009
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 4.28%, 07/24/34(a)(c)		250	230,740
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 10/20/34(a)(c)		310	300,123
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, (3 mo. LIBOR US + 6.16%), 7.22%, 07/20/34(a)(c)		250	217,689
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3 mo. LIBOR US + 7.00%), 8.06%, 01/20/34(a)(c)		250	227,220
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 4.19%, 10/15/28(a)(c)		500	489,996
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.60%), 2.66%, 04/20/31(a)(c)		500	477,666
Series 2020-2A, Class DR, (3 mo. LIBOR US + 6.15%), 7.21%, 10/20/31(a)(c)		250	227,619
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	596,360
Series 1998-2, Class B1, 7.37%, 12/10/25(c)		2,790	811,061
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	392,964
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 4.14%, 10/22/32(a)(c)		250	233,045
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/30(a)(c)		2,590	2,557,401
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 2.01%, 07/20/29(a)(c)		793	783,168

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Barings CLO Ltd.
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.13%, 04/20/31(a)(c)	USD	1,330	$ 1,296,380
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 2.79%, 10/15/36(a)(c)		1,827	1,700,268
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 4.29%, 07/15/31(a)(c)		250	229,540
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 2.11%, 07/18/30(a)(c)		6,500	6,396,640
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 2.59%, 07/18/30(a)(c)		3,250	3,080,700
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 3.04%, 07/18/30(a)(c)		2,901	2,773,509
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 2.35%, 01/25/35(a)(c)		25,430	24,596,659
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 2.73%, 01/25/35(a)(c)		2,890	2,657,728
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 2.90%, 04/24/34(a)(c)		1,000	944,685
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 2.22%, 07/15/34(a)(c)		4,520	4,328,969
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 2.63%, 05/28/39(a)(c)(d)		7,743	6,194,669
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 2.93%, 05/28/39(a)(c)		369	311,830
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 2.63%, 02/28/40(a)(c)		1,662	1,583,806
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 2.63%, 12/28/40(a)(c)		265	262,603
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	263,173
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	252,481
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	192,830
BDS Ltd., Series 2022-FL11, Class ATS, (1 mo. CME Term SOFR + 1.80%), 3.31%, 03/19/39(a)(c)		11,341	11,226,110
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.02%), 2.08%, 04/20/31(a)(c)		250	244,856
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 3.35%, 08/25/34(c)		66	64,508
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 2.64%, 12/25/35(c)		1,689	2,414,972
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 1.96%, 09/25/36(c)		1,447	1,396,788
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.34%), 1.96%, 05/25/35(c)		170	167,400
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 1.78%, 01/25/37(c)		310	307,734
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 1.94%, 03/25/37(c)		1,153	1,067,355
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 1.76%, 03/25/37(c)		488	463,623
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 1.76%, 03/25/37(c)	USD	893	$ 845,276
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 1.87%, 04/25/37(c)		549	714,501
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 1.97%, 04/25/37(c)		6,112	5,901,127
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 2.49%, 07/15/29(a)(c)		3,570	3,467,991
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 2.06%, 07/20/29(a)(c)		540	534,402
Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 2.71%, 07/20/29(a)(c)		1,810	1,763,626
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 2.25%, 07/20/34(a)(c)		12,030	11,582,522
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 07/20/34(a)(c)		3,320	3,138,099
Series 2021-23A, Class E, (3 mo. LIBOR US + 6.81%), 7.99%, 04/25/34(a)(c)		750	688,802
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 2.15%, 04/20/31(a)(c)		4,360	4,266,605
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.16%, 01/20/31(a)(c)		2,150	2,106,907
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 10/15/30(a)(c)		1,545	1,468,972
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 01/15/33(a)(c)		250	241,305
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3 mo. LIBOR US + 6.75%), 7.79%, 07/15/34(a)(c)		250	234,813
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	907,750
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	90,553
Series 2022-A, Class C, 3.08%, 02/20/35(a)		6,500	5,795,250
Series 2022-A, Class D, 3.56%, 02/20/35(a)		175	154,664
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	265,321
Bilbao CLO III DAC, Series 3X, Class DR, (3 mo. EURIBOR + 5.96%), 5.96%, 05/17/34(c)(e)	EUR	2,130	1,824,750
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.26%), 2.30%, 10/19/34(a)(c)	USD	680	656,078
Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 2.79%, 10/19/34(a)(c)		250	233,324
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 4.34%, 10/19/34(a)(c)		250	238,145
Birch Grove CLO Ltd.
Series 19A, Class AR, (3 mo. LIBOR US + 1.13%), 2.96%, 06/15/31(a)(c)		250	244,575
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 3.58%, 06/15/31(a)(c)		250	239,082
Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 4.03%, 06/15/31(a)(c)		1,250	1,195,459
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 5.18%, 06/15/31(a)(c)		2,695	2,544,746

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 2.32%, 10/22/30(a)(c)	USD	6,882	$ 6,799,841
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 2.74%, 10/22/30(a)(c)		500	479,779
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 2.06%, 04/20/31(a)(c)		2,550	2,493,316
Series 2016-2A, Class BR2, (3 mo. LIBOR US + 2.25%), 3.73%, 08/20/32(a)(c)		1,440	1,360,022
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.70%), 3.11%, 08/15/31(a)(c)		300	286,851
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 2.54%, 07/15/31(a)(c)		3,970	3,764,901
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 2.76%, 10/20/31(a)(c)		250	238,326
Series 2018-23A, Class C, (3 mo. LIBOR US + 2.15%), 3.21%, 10/20/31(a)(c)		650	617,097
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 2.93%, 07/25/34(a)(c)		1,080	1,013,608
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 2.74%, 07/15/36(a)(c)		250	236,404
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 2.30%, 04/15/34(a)(c)		570	553,461
Bluemountain Euro CLO DAC, Series 2021-2A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 10/15/35(a)(c)	EUR	3,280	3,146,429
BlueMountain Fuji Euro CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(c)(e)		1,560	1,505,153
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.15%), 2.19%, 01/15/30(a)(c)	USD	750	719,333
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 2.42%, 01/15/30(a)(c)		250	237,405
BPCRE Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 2.40%), 3.91%, 01/18/37(a)(c)		4,517	4,448,276
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		5,290	5,187,988
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 2.29%, 07/20/34(a)(c)		500	483,942
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.45%), 2.49%, 04/15/29(a)(c)		400	381,766
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 2.39%, 01/17/28(a)(c)		500	494,461
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.69%, 01/17/28(a)(c)		1,073	1,042,746
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 2.56%, 10/20/29(a)(c)		250	239,399
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.10%), 2.14%, 10/15/31(a)(c)		750	732,433
Security		Par (000)	Value
Asset-Backed Securities (continued)
Buttermilk Park CLO Ltd.
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 4.14%, 10/15/31(a)(c)	USD	625	$ 575,432
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.14%, 04/15/32(a)(c)		2,680	2,619,267
Canyon CLO Ltd.
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.07%), 2.11%, 07/15/31(a)(c)		250	244,681
Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 01/15/34(a)(c)		1,610	1,516,457
Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 8.29%, 01/15/34(a)(c)		250	231,110
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 2.32%, 04/30/31(a)(c)		7,620	7,475,622
Carlyle Euro CLO DAC, Series 2021-2A, Class C, (3 mo. EURIBOR + 3.30%), 3.30%, 10/15/35(a)(c)	EUR	1,900	1,779,604
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.14%, 10/15/30(a)(c)	USD	248	243,752
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 2.04%, 01/15/31(a)(c)		1,853	1,808,467
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 2.01%, 04/17/31(a)(c)		3,160	3,089,323
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.14%), 2.20%, 04/20/34(a)(c)		250	239,940
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 2.51%, 10/20/27(a)(c)		750	723,441
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 2.22%, 01/15/30(a)(c)		4,620	4,529,587
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 2.56%, 04/20/31(a)(c)		250	235,976
Series 2018-4A, Class B, (3 mo. LIBOR US + 2.07%), 3.13%, 01/20/31(a)(c)		470	445,230
Series 2019-2A, Class A1R, (3 mo. LIBOR US + 1.12%), 2.16%, 07/15/32(a)(c)		4,000	3,885,277
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 2.21%, 10/20/34(a)(c)		4,350	4,202,170
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 2.18%, 04/15/34(a)(c)		250	240,103
Series 2021-6A, Class A1, (3 mo. LIBOR US + 1.16%), 2.20%, 07/15/34(a)(c)		3,590	3,477,823
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.63%), 2.25%, 01/25/36(c)		610	514,377
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 1.78%, 10/25/36(c)		425	408,235
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 3.06%, 04/20/32(a)(c)		700	665,050
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 4.26%, 04/20/32(a)(c)		5,500	4,881,258
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 7.50%, 07/20/32(a)(c)		250	221,513
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.93%, 07/16/31(a)(c)		750	706,676

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.46%, 10/15/34(a)(c)	USD	250	$ 235,627
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.96%, 10/15/34(a)(c)		250	228,222
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		9,140	8,679,047
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.31%, 07/20/30(a)(c)		6,535	6,457,756
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 3.46%, 07/20/30(a)(c)		750	719,730
Series 2018-6A, Class B1R, (3 mo. CME Term SOFR + 2.36%), 3.21%, 01/15/31(a)(c)		250	240,733
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 2.16%, 07/20/31(a)(c)		250	244,857
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 2.66%, 07/20/31(a)(c)		250	237,142
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.94%, 02/12/30(a)(c)		500	488,664
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.32%), 1.94%, 10/25/36(c)		424	296,140
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 2.14%, 04/20/34(a)(c)		3,255	3,129,540
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 2.41%, 04/20/34(a)(c)		3,110	2,875,016
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 2.04%, 04/20/31(a)(c)		940	917,842
Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 3.66%, 04/20/31(a)(c)		250	229,192
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.14%, 07/17/31(a)(c)		2,130	2,086,610
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 2.11%, 04/20/34(a)(c)		18,290	17,543,305
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 2.19%, 01/20/31(a)(c)		250	241,396
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 2.95%, 05/29/32(a)(c)		1,220	1,169,649
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 4.29%, 07/15/33(a)(c)		250	231,991
CIFC European Funding CLO I DAC, Series 1X, Class E, (3 mo. EURIBOR + 5.86%), 5.86%, 07/15/32(c)(e)	EUR	500	438,074
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)		900	872,693
CIFC European Funding CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.97%), 5.97%, 08/18/35(c)(e)		850	722,081
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 2.31%, 01/20/28(a)(c)	USD	750	732,141
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.79%, 07/16/30(a)(c)		750	727,240
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 4.59%, 07/16/30(a)(c)	USD	250	$ 237,292
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 2.83%, 04/27/31(a)(c)		500	480,199
Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 4.03%, 04/27/31(a)(c)		250	234,827
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 2.23%, 04/24/30(a)(c)		250	246,256
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.98%, 04/24/30(a)(c)		650	611,851
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.94%, 10/22/31(a)(c)		700	682,179
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 2.25%, 01/22/31(a)(c)		250	245,506
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.45%), 2.59%, 01/22/31(a)(c)		250	238,047
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 2.19%, 04/19/29(a)(c)		1,420	1,362,101
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 2.11%, 04/23/29(a)(c)		5,593	5,511,892
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.80%, 04/23/29(a)(c)		2,910	2,825,450
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 3.55%, 04/23/29(a)(c)		250	242,288
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 2.22%, 11/16/30(a)(c)		350	344,890
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.89%, 11/16/30(a)(c)		300	279,317
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.04%, 04/18/31(a)(c)		6,964	6,806,966
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 2.18%, 01/15/35(a)(c)		400	383,843
Series 2020-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.19%, 07/15/36(a)(c)		1,200	1,162,992
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 2.69%, 07/15/36(a)(c)		3,260	3,075,527
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 4.14%, 07/15/36(a)(c)		1,120	1,046,099
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 2.19%, 10/20/34(a)(c)		7,210	6,970,164
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 2.09%, 07/15/33(a)(c)		6,450	6,279,075
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 2.62%, 07/15/33(a)(c)		500	477,616
Series 2021-4A, Class C, (3 mo. LIBOR US + 1.85%), 2.89%, 07/15/33(a)(c)		250	234,360
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 2.18%, 07/15/34(a)(c)		1,690	1,628,224
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 1.82%, 05/25/37(c)		4,994	3,664,481
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 1.89%, 05/25/37(c)		2,268	1,672,616
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 1.79%, 07/25/45(c)		3,734	2,813,206
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 2.26%, 10/20/30(a)(c)		1,250	1,229,975
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.01%, 10/20/30(a)(c)		620	576,969

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clontarf Park CLO DAC, Series 1X, Class CE, (3 mo. EURIBOR + 3.05%), 3.05%, 08/05/30(c)(e)	EUR	1,750	$ 1,721,838
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)	USD	79	78,647
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		1,120	996,911
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	423,993
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	105,189
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	236,083
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		880	845,583
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		159	151,506
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		306	282,070
Series 1998-8, Class A1, 6.28%, 09/01/30		172	173,447
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,174	2,075,714
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		848	399,339
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		909	412,128
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 3.82%, 11/15/32(c)		488	503,088
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	364,913
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	292,787
Series 2000-5, Class A6, 7.96%, 05/01/31		2,118	744,422
Series 2000-5, Class A7, 8.20%, 05/01/31		3,863	1,398,240
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 2.44%, 04/17/30(a)(c)		250	236,887
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 2.52%, 10/25/34(c)		408	389,516
Series 2005-16, Class 1AF, 4.50%, 04/25/36(c)		2,552	2,268,135
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 1.78%, 09/25/46(c)		38	37,747
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 1.88%, 12/25/36(c)		1,752	1,583,637
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 1.92%, 03/25/47(c)		116	113,327
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 1.92%, 03/25/37(c)		6,454	5,833,467
Series 2006-S3, Class A4, 6.04%, 01/25/29(b)		71	107,999
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 1.84%, 12/25/25(c)		12	25,236
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 2.46%, 08/25/47(c)		3,811	3,684,411
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 1.59%, 03/15/34(c)		288	275,384
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		1,112	1,077,302
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		31,730	30,075,013
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.01%, 12/25/36(b)		363	307,028
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		691	665,997
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,831	141,325
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 1.96%, 07/25/37(a)(c)	USD	470	$ 330,571
Crown City CLO III, Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.17%), 2.23%, 07/20/34(a)(c)		250	241,889
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 2.23%, 07/20/34(a)(c)		4,780	4,589,127
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.30%, 02/22/34(c)(e)	EUR	990	955,334
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3 mo. EURIBOR + 1.50%), 1.50%, 07/21/30(c)(e)		250	249,697
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(a)(c)		1,440	1,207,651
Series 17X, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(c)(e)		850	712,850
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 07/29/34(a)(c)		510	428,417
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (3 mo. EURIBOR + 3.00%), 3.00%, 06/22/34(a)(c)		850	773,463
Series 20A, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(c)		500	417,553
CVC Cordatus Loan Fund XXI DAC, Series 21X, Class E, (3 mo. EURIBOR + 5.93%), 5.93%, 09/22/34(c)(e)		500	423,321
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	85	104,497
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 1.62%, 12/15/33(a)(c)		352	349,271
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 1.51%, 05/15/35(a)(c)		80	78,619
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 1.51%, 05/15/35(a)(c)		70	67,168
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 1.50%, 05/15/35(c)		176	171,933
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 1.50%, 05/15/36(c)		1,174	1,114,540
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 1.47%, 11/15/36(c)		628	574,002
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. EURIBOR + 3.35%), 3.35%, 01/28/34(a)(c)	EUR	500	470,337
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.24%, 10/20/30(a)(c)	USD	5,561	5,470,623
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 2.71%, 10/20/30(a)(c)		500	478,433
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 2.28%, 07/15/36(a)(c)		1,180	1,142,616

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 2.26%, 10/15/36(a)(c)	USD	250	$ 241,607
Series 2021-2A, Class D, (3 mo. LIBOR US + 6.06%), 7.10%, 10/15/36(a)(c)		250	235,198
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3 mo. CME Term SOFR + 1.39%), 1.69%, 04/15/37(a)(c)		510	492,268
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3 mo. LIBOR US + 2.10%), 3.51%, 08/15/31(a)(c)		300	283,566
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3 mo. LIBOR US + 2.05%), 3.09%, 07/15/30(a)(c)		250	237,261
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/34(a)(c)		5,540	5,298,606
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 2.74%, 10/15/30(a)(c)		3,440	3,285,399
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 2.64%, 07/18/30(a)(c)		500	481,631
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 2.69%, 07/15/30(a)(c)		450	432,761
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/31(a)(c)		18,720	18,382,568
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 2.64%, 07/18/30(a)(c)		300	284,637
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.21%, 10/20/34(a)(c)		750	723,933
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 2.60%, 05/20/34(a)(c)		3,580	3,462,410
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 2.48%, 05/20/34(a)(c)		500	499,427
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 2.54%, 04/17/33(a)(c)		500	464,107
Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 4.04%, 04/17/33(a)(c)		250	229,350
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3 mo. LIBOR US + 1.22%), 2.26%, 01/18/32(a)(c)		250	244,424
Series 2020-83A, Class E, (3 mo. LIBOR US + 5.55%), 6.59%, 01/18/32(a)(c)		350	300,576
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 2.58%, 05/20/34(a)(c)		2,330	2,242,478
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.94%, 04/15/29(a)(c)		1,075	1,060,163
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 2.61%, 08/15/30(a)(c)		9,085	8,963,852
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3 mo. LIBOR US + 1.49%), 2.53%, 07/15/30(a)(c)		250	241,525
Security		Par (000)	Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd.
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 3.24%, 10/15/30(a)(c)	USD	3,550	$ 3,367,753
Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 7.54%, 04/15/31(a)(c)		1,500	1,378,475
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 2.51%, 10/20/33(a)(c)		250	245,490
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.21%, 04/20/34(a)(c)		3,750	3,625,805
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 2.71%, 04/20/34(a)(c)		500	473,040
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.86%, 04/20/34(a)(c)		1,500	1,414,876
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 2.71%, 10/20/34(a)(c)		2,880	2,712,910
Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 3.06%, 10/20/34(a)(c)		2,514	2,341,356
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3 mo. LIBOR US + 1.04%), 2.10%, 10/20/34(a)(c)		7,250	7,048,615
Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 3.01%, 10/20/34(a)(c)		1,200	1,127,425
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 2.21%, 01/20/35(a)(c)		790	763,184
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 2.35%, 04/24/34(a)(c)	EUR	1,200	1,173,318
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 3.25%, 04/24/34(a)(c)		1,585	1,531,586
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	2,047,957
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 2.33%, 11/25/35(c)	USD	6,234	6,080,318
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3 mo. EURIBOR + 3.60%), 3.60%, 10/15/34(a)(c)	EUR	500	478,945
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 2.67%, 10/25/34(c)	USD	1,000	930,825
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 1.86%, 10/25/36(c)		2,145	1,539,632
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 1.94%, 10/25/36(c)		1,258	903,141
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 1.90%, 12/25/36(c)		10,263	4,918,614
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 1.77%, 12/25/36(c)		10,916	10,259,526
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 2.22%, 01/25/36(c)		2,778	2,351,293
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,499,360
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. CME Term SOFR + 1.21%), 1.99%, 04/17/31(a)(c)		1,230	1,209,613
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 4.41%, 11/16/34(a)(c)		250	231,723

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 2.15%, 07/19/34(a)(c)	USD	13,960	$ 13,470,603
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		5,840	5,481,610
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 1.90%, 02/25/37(c)		2,212	1,732,606
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 2.76%, 11/16/36(a)(c)		4,032	3,850,107
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 2.69%, 01/19/39(a)(c)		20,481	20,082,200
Series 2022-FL5, Class A, (1 mo. CME Term SOFR + 2.30%), 3.20%, 06/19/37(a)(c)		8,895	8,731,440
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 2.58%, 07/24/30(a)(c)		250	237,904
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 2.01%, 10/15/30(a)(c)		1,350	1,325,061
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 2.14%, 07/15/31(a)(c)		1,220	1,192,751
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 2.24%, 04/16/34(a)(c)		4,180	4,042,747
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 01/22/31(a)(c)		250	245,782
Generate CLO 3 Ltd., Series 3A, Class BR, (3 mo. LIBOR US + 1.75%), 2.81%, 10/20/29(a)(c)		3,380	3,268,437
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3 mo. LIBOR US + 1.09%), 2.15%, 04/20/32(a)(c)		8,250	8,104,164
Series 4A, Class BR, (3 mo. LIBOR US + 1.55%), 2.61%, 04/20/32(a)(c)		3,000	2,833,466
Generate CLO 6 Ltd., Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 3.59%, 01/22/35(a)(c)		570	529,324
Generate CLO 7 Ltd.
Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 2.51%, 01/22/33(a)(c)		250	244,379
Series 7A, Class C, (3 mo. LIBOR US + 2.75%), 3.89%, 01/22/33(a)(c)		500	473,270
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 2.23%, 10/15/30(a)(c)		500	492,161
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.60%), 2.64%, 10/15/30(a)(c)		250	240,258
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.99%, 10/15/30(a)(c)		3,360	3,199,927
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.99%, 10/15/30(a)(c)		2,652	2,507,460
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 2.08%, 04/20/34(a)(c)		450	429,755
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 2.19%, 10/20/34(a)(c)		5,520	5,331,004
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 6.41%, 10/20/34(a)(c)		250	220,293
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 5.81%, 01/20/33(a)(c)	USD	250	$ 203,390
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 2.61%, 04/20/30(a)(c)		500	475,503
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 2.35%, 10/29/29(a)(c)		1,777	1,755,636
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 2.84%, 10/29/29(a)(c)		1,000	968,365
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 2.18%, 07/20/31(a)(c)		4,688	4,593,577
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 4.11%, 07/20/31(a)(c)		500	463,626
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 2.11%, 01/18/31(a)(c)		3,749	3,682,102
Golub Capital BDC 3 CLO 1 LLC, Series 2021-1A, Class C1, (3 mo. LIBOR US + 2.80%), 3.84%, 04/15/33(a)(c)		1,250	1,183,373
Golub Capital Partners CLO Ltd.
Series 2021-55A, Class A, (3 mo. LIBOR US + 1.20%), 2.26%, 07/20/34(a)(c)		430	416,535
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/25/35(a)(c)		1,640	1,573,469
Gracie Point International Funding
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 2.46%, 11/01/23(a)(c)		710	703,828
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 3.46%, 11/01/23(a)(c)		940	927,904
Great Lakes CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.56%), 2.60%, 07/15/31(a)(c)		4,300	4,252,712
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 2.74%, 04/15/33(a)(c)		2,540	2,519,808
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		617	623,007
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		822	725,572
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 2.32%, 01/20/30(a)(c)		1,123	1,109,749
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 4.36%, 01/20/30(a)(c)		250	236,532
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 2.32%, 12/25/35(c)		836	390,482
Series 2006-4, Class 1A1, 2.94%, 03/25/36(c)		1,716	1,297,140
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 1.76%, 03/25/36(c)		12	4,663
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		464	107,131
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 1.82%, 01/25/47(c)		802	437,850
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 3.38%), 5.00%, 02/25/47(c)		1,300	1,211,390
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.10%), 3.34%, 07/28/31(a)(c)		250	241,301

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 2.41%, 04/15/33(a)(c)	USD	6,320	$ 6,140,370
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 04/15/33(a)(c)		250	240,575
Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 7.49%, 04/15/33(a)(c)		1,000	926,310
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 2.36%, 04/15/34(a)(c)		300	290,082
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 2.24%, 07/15/34(a)(c)		12,060	11,692,356
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 07/15/34(a)(c)		1,750	1,695,370
Series 2021-4A, Class D, (3 mo. LIBOR US + 6.35%), 7.39%, 07/15/34(a)(c)		750	658,700
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 2.84%, 07/15/34(a)(c)		470	455,905
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. CME Term SOFR + 1.36%), 1.66%, 07/15/35(a)(c)		1,950	1,877,337
Harbor Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 6.66%, 01/20/31(a)(c)		500	443,217
Henley CLO IV DAC
Series 4A, Class C, (3 mo. EURIBOR + 2.10%), 2.10%, 04/25/34(a)(c)	EUR	560	529,790
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 3.00%, 04/25/34(a)(c)(d)		750	737,296
Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.35%, 04/25/34(c)(e)		540	523,630
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 2.29%, 07/18/31(a)(c)	USD	750	725,753
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 2.22%, 07/18/29(a)(c)		3,070	3,031,949
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 2.59%, 03/15/27(a)(c)		750	736,471
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 2.22%, 07/25/36(c)		2,440	2,203,852
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 1.92%, 05/25/37(c)		2,017	1,538,116
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 3.65%, 07/25/34(c)		361	352,619
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 1.81%, 04/25/37(c)		1,605	1,101,437
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,768	234,002
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 2.04%, 04/15/36(c)		646	593,691
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,919	7,754,222
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 2.20%, 04/20/34(a)(c)		5,620	5,446,362
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 2.36%, 02/05/31(a)(c)		11,313	11,092,382
Security		Par (000)	Value
Asset-Backed Securities (continued)
HPS Loan Management Ltd.
Series 9A-2016, Class A1BR, (3 mo. LIBOR US + 1.40%), 2.44%, 07/19/30(a)(c)	USD	300	$ 289,860
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 2.18%, 10/19/28(a)(c)		4,203	4,158,821
Invesco Euro CLO V DAC, Series 5X, Class D, (3 mo. EURIBOR + 3.80%), 3.80%, 01/15/34(c)(e)	EUR	350	340,488
Invesco Euro CLO VII DAC, Series 7A, Class E, (3 mo. EURIBOR + 6.24%), 6.24%, 01/15/35(a)(c)		1,000	874,124
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 3.21%, 04/20/32(a)(c)	USD	1,630	1,571,698
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 2.98%, 07/25/34(a)(c)		250	239,953
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 2.03%, 05/25/36(c)		954	930,443
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		7,928	7,464,956
Kayne CLO 4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.80%), 3.98%, 04/25/32(a)(c)		675	647,424
KKR CLO 10 Ltd., Series 10, Class BR, (3 mo. LIBOR US + 1.70%), 3.53%, 09/15/29(a)(c)		360	350,647
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.13%, 01/20/31(a)(c)		8,120	7,968,775
LCM 29 Ltd., Series 29A, Class AR, (3 mo. LIBOR US + 1.07%), 2.11%, 04/15/31(a)(c)		850	829,548
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 2.10%, 07/20/31(a)(c)		500	488,595
LCM XVII LP, Series 17A, Class A1AR, (3 mo. LIBOR US + 1.13%), 2.17%, 10/15/31(a)(c)		350	342,063
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 2.10%, 10/20/27(a)(c)		1,481	1,468,075
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 2.61%, 10/20/27(a)(c)		610	595,719
LCM XXI LP
Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.94%, 04/20/28(a)(c)		1,196	1,186,217
Series 21A, Class BR, (3 mo. LIBOR US + 1.40%), 2.46%, 04/20/28(a)(c)		250	244,925
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		4,867	4,608,471
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,888	283,180
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,083	1,968,098
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		2,627	2,664,012
Series 2002-A, Class C, 0.00%, 06/15/33		248	225,062
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 1.71%, 06/25/37(a)(c)		333	236,467
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		978	940,181

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LendingPoint Pass-Through Trust
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)	USD	1,338	$ 1,298,324
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/31(a)		725	586,821
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,000	809,592
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	581,987
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,459,112
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 2.45%, 05/15/28(a)(c)		146	145,066
Series 2021-CRE6, Class A, (1 mo. LIBOR US + 1.30%), 2.62%, 11/15/38(a)(c)		3,560	3,417,600
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		5,644	5,018,231
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		5,566	4,814,930
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 2.22%, 07/20/34(a)(c)		4,510	4,364,903
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 1.92%, 06/25/36(c)		3,164	1,706,376
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 1.94%, 08/25/36(c)		8,595	3,927,819
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.38%), 2.42%, 01/17/30(a)(c)		430	408,209
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 2.79%, 04/15/29(a)(c)		500	490,040
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 4.87%, 03/25/32(c)		460	459,720
Madison Park Euro Funding XIV DAC, Series 14A, Class DR, (3 mo. EURIBOR + 3.60%), 3.60%, 07/15/32(a)(c)	EUR	750	726,562
Madison Park Euro Funding XVI DAC
Series 16A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 05/25/34(a)(c)		1,000	931,918
Series 16A, Class E, (3 mo. EURIBOR + 6.02%), 6.02%, 05/25/34(a)(c)		900	772,541
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 2.08%, 07/23/29(a)(c)	USD	5,265	5,183,246
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.99%, 04/19/30(a)(c)		7,589	7,494,764
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.54%, 04/19/30(a)(c)		5,140	4,979,061
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 2.06%, 01/22/28(a)(c)		7,159	7,061,255
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 2.64%, 01/22/28(a)(c)		1,000	969,892
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 7.29%, 10/19/34(a)(c)		250	224,067
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 2.16%, 07/15/34(a)(c)		4,660	4,502,376
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 2.04%, 10/21/30(a)(c)		14,970	14,658,444
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 2.30%, 01/15/33(a)(c)	USD	3,000	$ 2,931,047
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 2.20%, 07/27/31(a)(c)		750	736,447
Series 2017-23A, Class BR, (3 mo. LIBOR US + 1.55%), 2.78%, 07/27/31(a)(c)		500	479,256
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 3.23%, 07/27/31(a)(c)		900	863,397
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3 mo. LIBOR US + 1.75%), 2.81%, 10/20/29(a)(c)		510	492,203
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 2.83%, 04/25/29(a)(c)		1,430	1,384,330
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 2.44%, 07/29/30(a)(c)		11,375	11,294,579
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3 mo. LIBOR US + 1.03%), 2.09%, 04/20/30(a)(c)		500	490,423
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 2.88%, 01/23/31(a)(c)		500	479,234
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR, (3 mo. CME Term SOFR + 1.29%), 2.14%, 10/15/32(a)(c)		1,560	1,528,771
Series 2019-33A, Class BR, (3 mo. CME Term SOFR + 1.80%), 2.65%, 10/15/32(a)(c)		1,510	1,467,864
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3 mo. LIBOR US + 1.12%), 2.30%, 04/25/32(a)(c)		250	244,343
Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 4.53%, 04/25/32(a)(c)		250	235,495
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3 mo. LIBOR US + 0.99%), 2.05%, 04/20/32(a)(c)		3,220	3,133,352
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 2.11%, 07/15/33(a)(c)		2,110	2,052,419
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 2.16%, 07/17/34(a)(c)		5,010	4,844,189
Man GLG Euro CLO, Series 6A, Class DR, (3 mo. EURIBOR + 3.50%), 3.50%, 10/15/32(a)(c)	EUR	1,680	1,634,521
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 2.22%, 12/18/30(a)(c)	USD	2,000	1,961,049
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.85%), 3.03%, 07/25/34(a)(c)		250	237,969
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 4.79%, 01/22/35(a)(c)		250	242,135
Mariner CLO LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 2.17%, 07/23/29(a)(c)		1,516	1,495,349
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.68%, 07/23/29(a)(c)		1,978	1,905,939
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 3.23%, 07/23/29(a)(c)		5,162	4,960,800

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner CLO LLC
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 4.08%, 07/23/29(a)(c)	USD	500	$ 468,303
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,341,635
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,062,951
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,524,309
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,426,226
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	1,871,649
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		570	473,622
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,049,409
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 2.14%, 06/25/36(a)(c)		1,163	1,047,345
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 1.90%, 05/25/37(c)		1,318	1,065,818
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 1.88%, 06/25/46(a)(c)		321	303,176
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a)		21,272	20,147,953
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 1.86%, 05/25/37(c)		1,565	1,225,837
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 1.88%, 08/25/37(c)		389	371,019
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 1.80%, 06/25/37(c)		867	199,022
MF1 LLC, Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.15%), 2.96%, 06/19/37(a)(c)		4,653	4,561,104
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 2.07%, 04/21/31(a)(c)		1,987	1,948,481
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		5,069	4,763,365
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 2.22%, 12/25/34(c)		820	701,384
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 2.49%, 09/25/35(c)		2,722	2,256,058
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 3.52%, 02/25/47(a)(c)		855	822,707
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 1.94%, 04/25/36(c)		1,555	1,154,772
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.34%), 1.96%, 11/25/36(c)		3,772	799,120
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,890	1,818,710
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		617	561,869
Series 2020-1A, Class A, 2.10%, 04/20/46(a)(d)		956	898,300
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 2.31%, 10/20/30(a)(c)		2,820	2,778,100
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 2.64%, 10/18/28(a)(c)		750	716,371
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 2.44%, 04/28/34(a)(c)		5,910	5,673,718
Security		Par (000)	Value
Asset-Backed Securities (continued)
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 2.66%, 10/20/30(a)(c)	USD	250	$ 238,520
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.05%), 3.11%, 10/20/30(a)(c)		250	237,007
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 6.56%, 10/20/30(a)(c)		250	215,240
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 2.03%, 04/25/37(c)		3,320	3,073,330
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,588,686
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 2.22%, 11/15/68(a)(c)		2,087	2,052,421
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,300,991
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,542,123
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,926,830
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,255,980
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	19,527,124
Series 2021-A, Class C, 3.75%, 04/20/62(a)		13,100	11,742,987
Series 2021-A, Class D, 4.93%, 04/20/62(a)		5,340	4,811,882
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		18,310	15,530,709
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		5,130	4,355,859
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,306,380
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		16,690	13,718,744
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	541,266
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	837,498
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		9,900	8,469,851
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		1,070	933,822
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	278,741
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 2.27%, 01/28/30(a)(c)		993	976,663
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.64%, 04/22/29(a)(c)		1,500	1,437,483
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 3.14%, 04/22/29(a)(c)		1,900	1,819,701
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 2.08%, 04/15/34(a)(c)		2,690	2,577,046
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 2.20%, 07/15/34(a)(c)		1,000	967,636
Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.65%), 2.69%, 07/15/34(a)(c)		750	706,245
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 2.69%, 10/17/30(a)(c)		250	239,804
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 3.24%, 10/17/30(a)(c)		250	238,256
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3 mo. LIBOR US + 1.35%), 2.39%, 10/18/29(a)(c)		250	238,363
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 1.96%, 10/18/30(a)(c)		6,750	6,607,929
Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.40%), 2.44%, 10/18/30(a)(c)		250	239,193

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3 mo. LIBOR US + 1.13%), 2.17%, 10/19/31(a)(c)	USD	500	$ 490,187
Series 2018-29A, Class B1, (3 mo. LIBOR US + 1.70%), 2.74%, 10/19/31(a)(c)		250	240,053
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3 mo. CME Term SOFR + 1.75%), 2.60%, 01/20/35(a)(c)		500	474,728
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 2.51%, 07/20/31(a)(c)		1,000	951,954
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 8.26%, 01/20/32(a)(c)		250	240,319
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/35(a)(c)		3,940	3,789,589
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 2.30%, 12/25/35(c)		2,170	1,643,232
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.33%, 12/21/29(a)(c)		247	243,940
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 2.02%, 10/25/36(a)(c)		85	97,610
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 1.90%, 01/21/35(a)(c)	EUR	400	390,054
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	559	310,540
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		355	229,953
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,523	3,681,798
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.97%, 10/13/31(a)(c)		250	240,531
Ocean Trails CLO X, Series 2020-10A, Class BR, (3 mo. LIBOR US + 1.80%), 2.84%, 10/15/34(a)(c)		250	238,313
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 2.63%, 04/24/29(a)(c)		2,500	2,442,350
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 3.08%, 04/24/29(a)(c)		4,618	4,479,914
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 4.18%, 04/24/29(a)(c)		3,000	2,911,792
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 2.29%, 04/26/31(a)(c)		660	646,816
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 2.61%, 04/26/31(a)(c)		1,070	1,011,433
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.12%), 2.18%, 07/20/29(a)(c)		445	438,705
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 2.71%, 07/20/29(a)(c)		1,250	1,203,813
Series 2015-9A, Class BR2, (3 mo. CME Term SOFR + 1.75%), 2.16%, 01/15/33(a)(c)		250	235,659
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 3.43%, 11/20/30(a)(c)		500	475,332
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 1.99%, 04/10/33(a)(c)		1,480	1,432,810
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 2.15%, 07/20/32(a)(c)		2,080	2,025,964
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 2.76%, 10/20/34(a)(c)	USD	500	$ 468,009
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 2.24%, 12/02/34(a)(c)		2,010	1,934,659
OCP Euro CLO DAC
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(c)(e)	EUR	1,130	1,133,574
Series 2019-3A, Class CR, (3 mo. EURIBOR + 2.30%), 2.30%, 04/20/33(a)(c)		250	241,787
Series 2019-3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 04/20/33(a)(c)		250	237,550
Series 2020-4A, Class ER, (3 mo. EURIBOR + 5.94%), 5.94%, 09/22/34(a)(c)		1,533	1,343,581
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 4.09%, 07/15/34(a)(c)	USD	1,000	932,214
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 2.69%, 10/15/34(a)(c)		250	234,811
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 2.00%, 04/16/31(a)(c)		7,300	7,094,338
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 2.25%, 01/20/31(a)(c)		500	491,373
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 2.01%, 04/15/31(a)(c)		250	243,822
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 2.76%, 07/25/30(a)(c)		750	711,532
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3 mo. LIBOR US + 1.65%), 2.71%, 10/20/30(a)(c)		350	334,799
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.65%), 2.83%, 10/25/32(a)(c)		250	240,886
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 2.69%, 07/15/36(a)(c)		3,290	3,093,176
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 2.39%, 07/19/30(a)(c)		1,430	1,408,056
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 2.06%, 07/17/30(a)(c)		3,580	3,497,296
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 2.18%, 01/25/31(a)(c)		8,490	8,345,269
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.25%, 04/21/34(a)(c)		14,440	14,031,902
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 2.20%, 07/02/35(a)(c)		3,475	3,373,040
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 2.71%, 07/02/35(a)(c)		2,989	2,823,435
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 10/22/36(a)(c)		1,000	964,763
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 2.20%, 07/20/34(a)(c)		850	824,267

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 2.55%, 05/23/31(a)(c)	USD	6,219	$ 6,093,737
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 2.19%, 01/19/37(a)(c)		5,400	5,204,119
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 2.66%, 01/20/33(a)(c)		250	237,720
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	4,997,931
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	13,691,848
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		10,770	10,739,577
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,291,123
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	5,878,608
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 1.54%, 06/16/36(a)(c)		1,958	1,850,949
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	982,591
Series 2021-B, Class C, 3.65%, 05/08/31(a)		510	477,846
Series 2021-B, Class D, 5.41%, 05/08/31(a)		910	860,531
Series 2021-C, Class A, 2.18%, 10/08/31(a)		15,195	14,055,424
Series 2021-C, Class B, 2.67%, 10/08/31(a)		7,070	6,472,236
Series 2021-C, Class C, 3.61%, 10/08/31(a)		2,276	2,041,499
Series 2021-C, Class D, 5.57%, 10/08/31(a)		250	223,987
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 2.36%, 11/25/35(c)		4,030	3,402,031
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 1.76%, 02/25/37(c)		1,004	687,874
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 1.83%, 03/25/37(c)		2,360	1,838,739
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		2,090	1,787,200
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		5,159	4,497,948
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,640	2,313,326
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,131	1,050,451
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 2.52%, 10/15/37(a)(c)		935	909,376
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3 mo. LIBOR US + 1.45%), 3.55%, 06/21/32(a)(c)		1,000	990,850
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,841	1,625,775
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.39%, 10/22/30(a)(c)		13,280	13,108,494
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 2.84%, 10/22/30(a)(c)		2,120	2,035,899
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 2.79%, 04/17/31(a)(c)		2,080	1,985,202
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 3.14%, 10/17/29(a)(c)		1,160	1,115,204
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.89%, 04/30/27(a)(c)		500	494,137
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 2.06%, 04/15/31(a)(c)		3,120	3,056,326
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 2.71%, 04/20/31(a)(c)	USD	850	$ 808,502
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.96%, 01/20/31(a)(c)		930	877,534
OZLM XXII Ltd., Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 2.11%, 01/17/31(a)(c)		999	977,948
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3 mo. LIBOR US + 1.70%), 2.76%, 07/20/32(a)(c)		750	705,585
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 2.04%, 10/17/31(a)(c)		3,390	3,308,720
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 2.17%, 01/17/31(a)(c)		4,548	4,474,081
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 3.21%, 05/21/34(a)(c)		1,250	1,179,956
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 2.61%, 07/20/30(a)(c)		2,500	2,384,370
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.81%, 07/20/30(a)(c)		1,000	930,961
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.07%, 04/18/31(a)(c)		4,860	4,759,094
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/31(a)(c)		4,820	4,710,267
Series 2018-2A, Class A1B, (3 mo. LIBOR US + 1.35%), 2.39%, 07/16/31(a)(c)		250	241,257
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 2.69%, 07/16/31(a)(c)		1,500	1,441,760
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 6.66%, 07/16/31(a)(c)		250	219,221
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 2.49%, 11/15/31(a)(c)		1,020	997,047
Series 2021-1A, Class A2, (3 mo. LIBOR US + 1.40%), 2.46%, 04/20/34(a)(c)		250	232,613
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.38%, 01/15/35(a)(c)		360	347,090
Palmer Square Loan Funding Ltd.
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 3.08%, 08/20/27(a)(c)		2,610	2,568,976
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 3.58%, 08/20/27(a)(c)		1,940	1,901,843
Series 2019-3A, Class D, (3 mo. LIBOR US + 5.35%), 6.83%, 08/20/27(a)(c)		1,250	1,234,832
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 3.28%, 10/24/27(a)(c)		1,460	1,430,020
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 7.08%, 10/24/27(a)(c)		3,013	2,993,884
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 2.83%, 02/20/28(a)(c)		4,860	4,725,494
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 3.98%, 02/20/28(a)(c)		375	356,328
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 6.33%, 02/20/28(a)(c)		400	388,822
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 3.12%, 11/25/28(a)(c)		2,640	2,581,577
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 5.12%, 11/25/28(a)(c)		500	489,097
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 7.06%, 04/20/29(a)(c)		500	477,419

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.25%), 2.73%, 05/20/29(a)(c)	USD	1,430	$ 1,372,511
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 6.48%, 05/20/29(a)(c)		500	432,719
Series 2021-4A, Class C, (3 mo. LIBOR US + 2.60%), 3.64%, 10/15/29(a)(c)		250	228,963
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 6.04%, 10/15/29(a)(c)		1,480	1,269,400
Series 2022-2A, Class A2, (3 mo. CME Term SOFR + 1.90%), 2.99%, 10/15/30(a)(c)		1,810	1,758,411
Series 2022-2A, Class B, (3 mo. CME Term SOFR + 2.20%), 3.29%, 10/15/30(a)(c)		390	371,234
Series 2022-2A, Class C, (3 mo. CME Term SOFR + 3.10%), 4.19%, 10/15/30(a)(c)		250	232,741
Parallel Ltd., Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.81%, 07/20/27(a)(c)		1,150	1,127,821
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 2.65%, 02/14/34(a)(c)		6,400	6,174,029
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 2.96%, 02/14/34(a)(c)		4,450	4,085,811
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 2.89%, 05/15/32(a)(c)		500	492,184
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 3.41%, 05/15/32(a)(c)		500	479,084
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 8.36%, 01/20/34(a)(c)		250	227,046
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 4.44%, 07/15/34(a)(c)		250	236,812
Penta CLO
Series 2022-11A, Class B, (3 mo. EURIBOR + 2.45%), 2.45%, 11/15/34(a)(c)(d)	EUR	2,720	2,850,424
Series 2022-11A, Class D, (3 mo. EURIBOR + 4.80%), 4.80%, 11/15/34(a)(c)		2,110	2,155,897
Penta CLO 8 DAC, Series 2020-8A, Class ER, (3 mo. EURIBOR + 5.93%), 5.93%, 01/15/34(a)(c)		250	249,153
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.36%, 07/24/31(a)(c)	USD	975	959,459
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3 mo. CME Term SOFR + 1.95%), 4.13%, 07/25/34(a)(c)		5,269	5,255,827
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 2.23%, 07/20/34(a)(c)		7,000	6,737,696
Post CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.99%, 04/16/31(a)(c)		500	472,672
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.75%), 2.79%, 04/16/32(a)(c)		500	473,278
Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 4.44%, 04/16/32(a)(c)		250	234,316
PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		6,361	6,277,081
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		436	416,879
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(d)		7,170	6,688,893
Prodigy Finance DAC
Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 2.87%, 07/25/51(a)(c)		5,262	5,169,396
Security		Par (000)	Value
Asset-Backed Securities (continued)
Prodigy Finance DAC
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 4.12%, 07/25/51(a)(c)	USD	1,260	$ 1,242,389
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 5.37%, 07/25/51(a)(c)		730	720,526
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 7.52%, 07/25/51(a)(c)		500	492,716
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	525,017
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,826,228
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,581,863
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	4,886,752
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,483,100
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,128	1,770,913
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,594	7,158,101
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,292,803
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,792,537
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,520,644
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,083,098
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,286,113
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,267,678
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,766,069
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 1.98%, 10/15/30(a)(c)		4,805	4,713,841
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.28%, 07/25/31(a)(c)		5,472	5,350,104
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 1.34%, 01/20/34(a)(c)		300	289,896
Series 2021-15A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 01/20/34(a)(c)		430	406,352
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 10/15/31(a)(c)		3,255	3,176,880
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 2.59%, 04/15/32(a)(c)		250	234,958
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 2.89%, 04/15/32(a)(c)		475	446,190
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3 mo. LIBOR US + 1.12%), 2.30%, 07/24/32(a)(c)		3,770	3,662,373
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 2.24%, 04/17/33(a)(c)		500	486,251

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 2.94%, 01/15/34(a)(c)	USD	250	$ 240,713
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 1.63%, 07/25/34(c)		1,454	1,168,854
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 2.46%, 04/20/34(a)(c)		500	462,766
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 3.49%, 04/17/30(a)(c)		250	241,556
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 2.22%, 04/20/34(a)(c)		4,700	4,548,038
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 3.25%, 06/20/34(a)(c)		1,600	1,545,885
Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 3.70%, 06/20/34(a)(c)		500	471,638
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 10/17/30(a)(c)		750	721,852
Regatta X Funding Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.45%), 2.49%, 01/17/31(a)(c)		250	237,500
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 4.14%, 07/15/31(a)(c)		375	348,018
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 3.09%, 01/15/33(a)(c)		250	242,154
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 2.49%, 01/15/34(a)(c)		750	702,084
Regatta XXIV Funding Ltd.
Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 4.16%, 01/20/35(a)(c)		250	230,061
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 7.86%, 01/20/35(a)(c)		250	228,497
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/30(a)		1,526	1,432,365
Series 2021-3, Class A, 3.88%, 10/17/33(d)		21,460	20,498,442
Series 2022-1, Class A, 3.07%, 03/15/32(a)		4,274	4,038,238
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	756,902
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	497,439
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,578,692
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		13,570	12,585,285
Series 2021-A, Class B, 2.80%, 12/22/31(a)		3,000	2,739,395
Series 2021-A, Class C, 3.53%, 12/22/31(a)		1,020	928,752
Series 2021-A, Class D, 5.23%, 12/22/31(a)		1,440	1,310,745
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 2.10%, 01/18/34(a)(c)		5,690	5,495,872
Rockfield Park CLO DAC, Series 1X, Class D, (3 mo. EURIBOR + 5.95%), 5.95%, 07/16/34(c)(e)	EUR	125	108,084
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 2.16%, 04/20/34(a)(c)	USD	11,327	10,908,841
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 2.71%, 04/20/34(a)(c)	USD	7,079	$ 6,686,489
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 2.54%, 10/15/29(a)(c)		8,271	7,957,860
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.94%, 10/15/29(a)(c)		2,750	2,636,742
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.89%, 10/15/29(a)(c)		4,766	4,498,601
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 7.29%, 10/15/29(a)(c)		1,750	1,540,035
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/30(a)(c)		15,384	15,094,885
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 2.58%, 05/20/31(a)(c)		1,953	1,910,218
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 3.20%, 05/20/31(a)(c)		1,500	1,436,777
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 4.48%, 05/20/31(a)(c)		750	707,556
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 2.22%, 10/20/31(a)(c)		1,000	980,150
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 10/20/31(a)(c)		500	486,053
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 3.13%, 08/20/32(a)(c)		1,250	1,184,908
Series 2020-1A, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 01/20/32(a)(c)		680	661,099
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 07/20/34(a)(c)		7,760	7,515,680
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (3 mo. EURIBOR + 5.36%), 5.36%, 12/20/31(a)(c)	EUR	1,480	1,277,857
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(c)(e)		2,648	2,621,332
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(c)(e)		1,805	1,771,044
Romark CLO IV Ltd.
Series 2021-4A, Class C1, (3 mo. LIBOR US + 3.20%), 4.19%, 07/10/34(a)(c)	USD	1,940	1,810,953
Series 2021-4A, Class C2, (3 mo. LIBOR US + 5.00%), 5.99%, 07/10/34(a)(c)		1,000	986,900
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 3.33%, 10/23/30(a)(c)		750	722,943
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.09%, 04/20/31(a)(c)		5,262	5,161,682
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 2.19%, 07/15/35(a)(c)		9,490	9,182,035
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.13%, 01/15/30(a)(c)		4,130	4,059,101
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 2.59%, 04/15/30(a)(c)		1,400	1,332,926
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 2.69%, 10/15/31(a)(c)		1,000	967,241
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3 mo. EURIBOR + 1.75%), 1.75%, 01/15/37(a)(c)	EUR	1,160	1,113,361
RRE 6 Loan Management DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.25%), 6.25%, 04/15/35(c)(e)		500	439,605

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RRE 9 Loan Management DAC, Series 9A, Class A2, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/36(a)(c)	EUR	3,130	$ 3,034,937
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 1.92%, 08/25/36(c)	USD	33	32,530
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 2.63%, 10/25/35(c)		340	287,471
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		6,839	6,306,000
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 1.94%, 07/25/36(c)		896	212,808
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3 mo. LIBOR US + 1.80%), 2.86%, 07/20/34(a)(c)		250	239,794
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 2.20%, 04/17/34(a)(c)		23,070	22,355,195
Series 2014-1A, Class BR3, (3 mo. LIBOR US + 1.80%), 2.84%, 04/17/34(a)(c)		3,010	2,866,231
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.56%, 04/20/29(a)(c)		7,152	6,901,545
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.96%, 04/20/29(a)(c)		2,000	1,918,384
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 2.29%, 04/25/31(a)(c)		3,550	3,482,225
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 2.33%, 04/20/33(a)(c)		3,010	2,911,747
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 2.71%, 04/20/33(a)(c)		1,000	940,206
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 2.30%, 07/20/30(a)(c)		5,252	5,201,590
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 3.36%, 07/20/30(a)(c)		500	484,235
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 2.16%, 07/20/34(a)(c)		16,995	16,340,643
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 2.38%, 10/20/32(a)(c)		650	639,116
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 7.26%, 01/20/34(a)(c)		625	570,924
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 7.56%, 04/20/34(a)(c)		1,500	1,383,975
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3 mo. LIBOR US + 1.16%), 2.22%, 10/20/34(a)(c)		250	241,945
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 2.23%, 06/15/33(c)		1,012	985,247
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 2.16%, 03/15/24(c)		1,817	1,805,367
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 6.07%, 10/15/41(a)(c)		16,363	17,872,554
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	2,480	$ 2,391,732
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		15,171	13,817,536
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,516,547
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	10,294,541
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		6,160	5,763,995
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	3,120,502
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	783,693
Series 2021-C, Class C, 3.00%, 01/15/53(a)		730	687,650
Series 2021-C, Class D, 3.93%, 01/15/53(a)		350	319,479
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		3,265	3,173,526
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.28%, 01/26/31(a)(c)		825	811,015
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3 mo. LIBOR US + 2.05%), 3.11%, 10/20/28(a)(c)		4,500	4,384,410
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 2.08%, 01/23/29(a)(c)		1,305	1,283,311
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 2.68%, 01/23/29(a)(c)		350	338,637
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 01/21/31(a)(c)		500	468,519
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 2.14%, 01/20/32(a)(c)		600	585,184
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 2.21%, 07/15/34(a)(c)		19,610	18,826,939
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 4.41%, 07/20/34(a)(c)		1,430	1,343,700
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 2.46%, 01/25/32(a)(c)		2,065	2,018,276
Sound Point Euro CLO, Series 7A, Class E, (3 mo. EURIBOR + 6.27%), 6.27%, 01/25/35(a)(c)	EUR	500	428,831
Sound Point Euro CLO II Funding DAC, Series 2A, Class ER, (3 mo. EURIBOR + 6.34%), 6.34%, 01/26/36(a)(c)		1,600	1,358,960
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 2.42%, 01/25/35(c)	USD	39	34,507
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)	EUR	1,420	1,390,899
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 3.92%, 04/17/38(a)(c)	USD	1,030	992,930
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.29%, 10/15/30(a)(c)		4,140	4,078,746
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 2.84%, 01/15/30(a)(c)		1,630	1,534,739
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29(a)(c)		1,000	848,128

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stratus CLO Ltd.
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)	USD	1,000	$ 395,200
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/28/29(a)(c)		250	220,505
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.05%), 2.27%, 12/29/29(a)(c)		250	237,337
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.97%, 12/29/29(a)(c)		250	219,758
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		135	126,836
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(c)(e)	EUR	940	921,063
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 10/15/31(a)(c)	USD	450	440,854
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.92%, 04/15/28(a)(c)		1,859	1,840,244
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 04/18/33(a)(c)		250	235,625
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 2.64%, 01/15/34(a)(c)		500	476,949
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 3.04%, 01/15/34(a)(c)		500	475,487
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 7.19%, 01/15/34(a)(c)		250	227,416
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3 mo. LIBOR US + 1.20%), 2.38%, 01/23/32(a)(c)		250	244,183
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 2.14%, 04/20/33(a)(c)		2,377	2,313,942
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 2.40%, 11/18/30(a)(c)		4,180	4,095,153
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 2.63%, 08/16/34(a)(c)		250	240,724
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 4.46%, 04/20/34(a)(c)		1,100	1,031,344
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 2.19%, 01/16/31(a)(c)		1,467	1,442,337
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 2.41%, 04/20/28(a)(c)		500	490,810
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 2.20%, 01/20/31(a)(c)		3,080	3,028,086
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 2.66%, 01/20/31(a)(c)		450	434,775
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.96%, 01/20/31(a)(c)		500	471,569
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/34(a)(c)		4,870	4,720,432
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd.
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.54%, 01/15/34(a)(c)	USD	6,270	$ 5,856,715
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.09%, 04/15/33(a)(c)		1,000	892,774
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 2.24%, 10/20/31(a)(c)		750	732,803
Series 2018-11A, Class B, (3 mo. LIBOR US + 1.73%), 2.79%, 10/20/31(a)(c)		250	240,891
Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 4.11%, 10/20/31(a)(c)		250	233,668
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 2.21%, 07/15/34(a)(c)		500	484,266
Trestles CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 2.39%, 01/20/33(a)(c)		8,860	8,631,672
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.91%, 01/20/33(a)(c)		2,590	2,471,090
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.25%), 3.31%, 01/20/33(a)(c)		750	709,334
Series 2020-3A, Class E, (3 mo. LIBOR US + 6.50%), 7.56%, 01/20/33(a)(c)		500	441,724
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. LIBOR US + 1.17%), 2.27%, 07/21/34(a)(c)		6,950	6,688,533
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 2.17%, 04/25/32(a)(c)		250	243,961
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 4.08%, 04/25/32(a)(c)		250	233,982
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 10/20/34(a)(c)		6,950	6,676,101
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 7.41%, 10/20/34(a)(c)		250	229,867
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,143,226
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,572,983
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	876,203
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	589,819
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,265,284
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,927,251
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.90%), 2.96%, 07/20/32(a)(c)		250	243,405
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 3.26%, 07/20/32(a)(c)		750	718,742
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 4.21%, 07/20/32(a)(c)		500	485,423
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 5.21%, 07/20/32(a)(c)		500	490,555

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trimaran Cavu Ltd.
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 8.10%, 07/20/32(a)(c)	USD	250	$ 220,087
Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 5.76%, 11/26/32(a)(c)		500	494,703
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 4.43%, 10/25/34(a)(c)		250	233,853
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 2.44%, 10/18/31(a)(c)		970	1,000,513
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 3.18%, 01/25/34(a)(c)		3,460	3,326,873
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 4.18%, 01/25/34(a)(c)		2,290	2,214,887
Upstart Pass-Through Trust
Series 2020-ST5, Class A, 3.00%, 12/20/26(a)		621	596,298
Series 2021-ST5, Class A, 2.00%, 07/20/27(a)		470	446,859
Series 2022-ST1, Class A, 2.60%, 03/20/30(a)		4,007	3,837,625
Venture CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 2.11%, 07/18/31(a)(c)		1,480	1,450,449
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 2.26%, 10/15/29(a)(c)		9,654	9,551,367
VERDE CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.10%), 2.14%, 04/15/32(a)(c)		250	243,880
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		7,017	6,594,861
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 2.14%, 07/14/31(a)(c)		248	242,384
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/31(a)(c)		250	245,098
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.99%, 04/17/30(a)(c)		500	492,223
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/34(a)(c)		2,178	2,089,270
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.17%, 10/15/30(a)(c)		7,140	7,033,088
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 2.49%, 10/15/30(a)(c)		250	238,117
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 2.34%, 04/19/31(a)(c)		250	238,572
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 2.10%, 04/15/31(a)(c)		10,079	9,872,623
Voya Euro CLO II DAC, Series 2A, Class CR, (3 mo. EURIBOR + 2.15%), 2.15%, 07/15/35(a)(c)(d)	EUR	750	743,914
Voya Euro CLO V DAC
Series 5A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/35(a)(c)		1,970	1,906,729
Series 5A, Class D, (3 mo. EURIBOR + 3.10%), 3.10%, 04/15/35(a)(c)		500	466,607
Series 5A, Class E, (3 mo. EURIBOR + 5.81%), 5.81%, 04/15/35(a)(c)		850	717,716
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 1.98%, 09/25/36(c)	USD	4,372	1,556,192
Security		Par (000)	Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 1.78%, 10/25/36(c)	USD	1,368	$ 1,090,939
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 1.86%, 05/25/37(c)		1,003	869,909
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.99%, 01/17/31(a)(c)		750	709,630
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 4.23%, 07/24/32(a)(c)		4,120	3,692,424
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 7.58%, 07/24/32(a)(c)		3,300	3,023,943
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 2.40%, 10/24/34(a)(c)		1,900	1,829,589
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 2.93%, 10/24/34(a)(c)		1,470	1,400,111
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 4.53%, 10/24/34(a)(c)		1,470	1,384,494
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 4.39%, 10/15/34(a)(c)		1,250	1,177,526
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 7.89%, 10/15/34(a)(c)		1,000	930,009
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 2.73%, 04/20/33(a)(c)		9,340	9,085,324
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 2.02%, 06/25/37(a)(c)		2,211	806,454
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 2.79%, 10/22/29(a)(c)		750	725,367
Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 3.24%, 10/22/29(a)(c)		250	242,491
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 4.15%, 10/22/29(a)(c)		250	237,473
Total Asset-Backed Securities — 13.1% (Cost: $2,565,866,461)			2,428,898,090
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc. (Acquired 8/13/21, cost $6,050,300)(f)(g)	605,030	786,539
Rocket Lab U.S.A., Inc.(f)	356,061	1,349,471
		2,136,010
Chemicals — 0.1%
CF Industries Holdings, Inc.	24,115	2,067,379
Element Solutions, Inc.	152,789	2,719,644
Mosaic Co.	35,655	1,683,986
		6,471,009
Diversified Financial Services — 0.1%
Crown PropTech Acquisitions(f)	385,188	3,790,250
Crown PropTech Acquisitions(d)(f)	147,660	475,465
KINS Technology Group, Inc.(d)(f)	299,400	206,586
Pivotal Investment Corp. III(f)	155,262	1,521,568
Proof Acquisition Corp. I(d)(f)	43,947	48,781

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services (continued)
Rotor Acquisition Corp.(d)(f)	68,776	$ 165,062
Tishman Speyer Innovation Corp. II(f)	99,570	974,790
TPB Acquisition Corp. I, Class A(f)	238,684	2,305,688
		9,488,190
Energy Equipment & Services — 0.0%
Vantage Drilling Co.(d)(f)	311,000	31
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)	342,025	3,184,253
Playstudios, Inc. (Acquired 7/30/21, cost $6,614,230)(f)(g)	661,423	2,830,890
		6,015,143
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.(f)	299,127	2,455,833
Park Hotels & Resorts, Inc.	141,133	1,915,175
Service Properties Trust	306,676	1,603,916
Sonder Holdings, Inc., Class A (Acquired 2/09/22, cost $5,889,917)(f)(g)	655,861	682,095
Sunstone Hotel Investors, Inc.(f)	128,773	1,277,428
Xenia Hotels & Resorts, Inc.(f)	164,899	2,395,982
		10,330,429
Health Care Providers & Services — 0.0%
Cano Health, Inc. (Acquired 7/21/21, cost $5,389,680)(f)(g)	538,968	2,360,680
CareMax Corp. (Acquired 7/15/21, cost $3,556,720)(f)(g)	355,672	1,291,089
		3,651,769
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)	29,128	1,115,602
Household Durables — 0.0%
Century Communities, Inc.	33,731	1,516,883
Taylor Morrison Home Corp.(f)	101,170	2,363,331
		3,880,214
Independent Power and Renewable Electricity Producers — 0.0%
Altus Power, Inc. (Acquired 1/21/22, cost $3,683,000)(f)(g)	368,300	2,323,973
Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)	613,543	1,380,472
Machinery — 0.1%
Sarcos Technology & Robotics (Acquired 10/21/21, cost $27,841,430)(f)(g)	2,784,143	7,405,820
Symbotic, Inc.(f)(h)	39,000	427,830
		7,833,650
Media — 0.0%
Altice U.S.A., Inc., Class A(f)	11,853	109,640
Metals & Mining — 0.0%
Northern Graphite Corp.(f)	99,612	47,980
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(i)	209,352	8,060,052
Chesapeake Energy Corp.	42,394	3,438,153
Excelerate Energy, Inc., Class A(f)(h)	250,995	4,999,821
Green Plains, Inc.(f)	114,798	3,119,062
		19,617,088
Security	Shares	Value
Professional Services — 0.0%
Nielsen Holdings PLC	22,921	$ 532,226
Planet Labs PBC, Class A (Acquired 1/06/22, cost $4,680,000)(f)(g)	468,000	2,026,440
		2,558,666
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)	64,597	884,333
Offerpad Solutions, Inc., Class A (Acquired 10/01/21, cost $5,895,570)(f)(g)	589,557	1,285,234
Opendoor Technologies, Inc.(f)	833,000	3,923,430
		6,092,997
Software — 0.0%
Informatica, Inc., Class A(f)(h)	191,500	3,977,455
Latch, Inc. (Acquired 6/04/21, cost $4,118,490)(f)(g)	411,849	469,508
		4,446,963
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.(f)(i)	57,635	2,583,777
Thrifts & Mortgage Finance — 0.0%
Mr Cooper Group, Inc.(f)	50,593	1,858,787
Total Common Stocks — 0.5% (Cost: $158,638,397)		91,942,390
		Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	USD	10,484	10,295,124
BAE Systems PLC, 3.40%, 04/15/30(a)		17,757	16,209,512
Boeing Co.
2.85%, 10/30/24		2,714	2,627,482
5.81%, 05/01/50		1,878	1,724,890
5.93%, 05/01/60		2,036	1,853,615
Embraer Netherlands Finance BV
5.05%, 06/15/25		1,747	1,687,274
6.95%, 01/17/28(a)		1,027	994,136
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25		5,245	5,164,282
3.48%, 12/01/27		1,290	1,206,190
2.04%, 08/16/28		2,584	2,203,903
4.20%, 05/01/30		7,846	7,392,993
L3Harris Technologies, Inc.
4.40%, 06/15/28		13,382	13,142,602
4.40%, 06/15/28		6,041	5,932,929
2.90%, 12/15/29		2,864	2,538,334
1.80%, 01/15/31		13,168	10,508,439
Lockheed Martin Corp.
3.90%, 06/15/32		1,610	1,588,745
3.60%, 03/01/35		14,240	13,173,280
3.80%, 03/01/45		1,981	1,749,701
2.80%, 06/15/50		4,958	3,689,516
Northrop Grumman Corp.
3.25%, 01/15/28		1,990	1,891,538
4.03%, 10/15/47		7,705	6,841,734
5.25%, 05/01/50		7,520	7,961,162
Raytheon Technologies Corp.
3.15%, 12/15/24		4,040	3,989,937
7.20%, 08/15/27		2,353	2,634,029
7.00%, 11/01/28		7,205	8,137,962
4.13%, 11/16/28		27,218	26,860,657
4.50%, 06/01/42		712	678,962

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Raytheon Technologies Corp.
4.15%, 05/15/45	USD	1,895	$ 1,684,121
2.82%, 09/01/51		8,774	6,278,953
3.03%, 03/15/52		16,169	12,040,256
Textron, Inc.
3.90%, 09/17/29		8,086	7,602,816
2.45%, 03/15/31		2,258	1,855,025
			192,140,099
Air Freight & Logistics — 0.0%
GXO Logistics, Inc.
1.65%, 07/15/26		1,030	898,748
2.65%, 07/15/31		5,405	4,264,077
			5,162,825
Airlines — 0.6%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,805	1,640,511
Series 2017-1, Class B, 3.70%, 01/15/26(a)		16	15,375
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,272,263
American Airlines Pass-Through Trust
4.95%, 01/15/23		1,067	1,046,845
4.00%, 12/15/25(d)		1,103	1,072,959
3.50%, 12/15/27(d)		3,952	3,694,863
Series 2015-2, Class AA, 3.60%, 09/22/27		941	870,863
Series 2015-2, Class B, 4.40%, 09/22/23		5,002	4,768,335
Series 2016-1, Class AA, 3.58%, 01/15/28		3,761	3,490,674
Series 2016-1, Class B, 5.25%, 01/15/24		3,605	3,437,509
Series 2016-2, Class AA, 3.20%, 06/15/28		1,687	1,542,240
Series 2016-3, Class AA, 3.00%, 10/15/28		10,016	9,077,452
Series 2017-1, Class AA, 3.65%, 02/15/29		1,324	1,233,984
Series 2017-1, Class B, 4.95%, 02/15/25		1,047	969,044
Series 2019-1, Class AA, 3.15%, 02/15/32		4,708	4,161,079
Series 2019-1, Class B, 3.85%, 02/15/28		4,162	3,510,107
American Airlines, Inc., 4.87%, 10/22/23(d)		556	549,524
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,200,574
Gol Equity Finance SA, 3.75%, 07/15/24(a)(j)		790	576,111
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	2,920,756
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)		1,876	1,777,833
Series 2019-1C, 7.00%, 12/15/25(d)		1,647	1,601,483
Series 2022-1A, 4.84%, 03/15/31(d)		4,680	4,540,050
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,175	956,750
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,262	3,070,236
Series 2014-2, Class B, 4.63%, 09/03/22		311	311,010
Series 2015-1, Class AA, 3.45%, 12/01/27		1,296	1,205,929
Series 2016-1, Class AA, 3.10%, 07/07/28		522	476,972
Series 2016-2, Class AA, 2.88%, 10/07/28		1,591	1,450,388
Series 2016-2, Class B, 3.65%, 10/07/25		187	170,768
Series 2018-1, Class AA, 3.50%, 03/01/30		1,117	1,020,268
Series 2019-2, Class AA, 2.70%, 05/01/32		3,062	2,611,019
Series 2019-2, Class B, 3.50%, 05/01/28		2,988	2,581,880
Series 2020-1, Class A, 5.88%, 10/15/27		18,503	18,179,482
Series 2020-1, Class B, 4.88%, 01/15/26		3,212	3,050,240
			103,055,376
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/01/51		1,087	701,043
Dana, Inc., 4.25%, 09/01/30		870	675,296
FreeWire Technologies, Inc., 0.00%, 03/31/25(d)		7,631	7,811,092
Security		Par (000)	Value
Auto Components (continued)
Metalsa S A P I De CV, 3.75%, 05/04/31(e)	USD	1,261	$ 887,429
Nemak SAB de CV, 3.63%, 06/28/31(e)		1,261	875,449
			10,950,309
Automobiles — 0.2%
BMW Finance NV, 2.85%, 08/14/29(a)		2,107	1,905,078
Ford Motor Co., 3.25%, 02/12/32		2,396	1,791,968
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	1,753,335
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		30,687	27,260,219
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)		1,511	1,320,520
			34,031,120
Banks — 5.3%
Banco Espirito Santo SA
2.63%, 05/08/17(e)(f)(k)	EUR	400	60,781
4.75%, 01/15/18(e)(f)(k)		2,200	334,296
4.00%, 01/21/19(e)(f)(k)		6,300	957,302
Banco GNB Sudameris SA, 7.50%, 04/16/31(a)	USD	680	575,153
Banco Santander SA
2.71%, 06/27/24		11,200	10,868,330
1.85%, 03/25/26		9,400	8,448,004
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,257,843
Bangkok Bank PCL
3.73%, 09/25/34(e)		600	524,175
3.47%, 09/23/36(e)		1,130	940,262
Bank of America Corp.
3.00%, 12/20/23		12,119	12,079,272
3.55%, 03/05/24		6,568	6,546,903
0.81%, 10/24/24		17,714	16,882,337
3.84%, 04/25/25		9,231	9,184,111
2.46%, 10/22/25(i)		57,084	54,372,736
3.37%, 01/23/26		7,675	7,433,174
3.38%, 04/02/26		28,268	27,400,297
1.32%, 06/19/26		1,567	1,424,466
3.56%, 04/23/27		9,646	9,233,746
1.73%, 07/22/27		15,361	13,654,332
3.82%, 01/20/28		8,622	8,267,475
2.55%, 02/04/28		26,453	24,058,164
3.71%, 04/24/28		15,339	14,621,916
4.38%, 04/27/28		29,879	29,415,000
3.59%, 07/21/28		4,479	4,224,153
3.97%, 03/05/29		15,446	14,728,446
4.27%, 07/23/29		9,689	9,309,317
3.97%, 02/07/30		12,139	11,466,295
3.19%, 07/23/30		2,132	1,911,240
2.59%, 04/29/31		7,000	5,937,001
1.92%, 10/24/31		11,536	9,214,826
2.65%, 03/11/32		12,464	10,474,249
2.30%, 07/21/32		21,149	17,090,430
2.57%, 10/20/32		15,611	12,876,140
2.97%, 02/04/33		39,808	33,913,362
4.57%, 04/27/33		37,694	36,684,217
2.97%, 07/21/52		2,170	1,540,643
BNP Paribas SA, 2.59%, 01/20/28(a)		2,428	2,183,951
BPCE SA, 2.70%, 10/01/29(a)		3,906	3,401,022
Citigroup, Inc.
0.78%, 10/30/24		5,430	5,176,398
3.29%, 03/17/26		31,996	30,933,390
3.07%, 02/24/28		41,391	38,398,058
3.67%, 07/24/28		23,560	22,242,004
2.98%, 11/05/30		46,263	40,378,811
3.06%, 01/25/33		4,689	3,974,651
4.91%, 05/24/33		2,355	2,323,739
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	2,582,222

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Danske Bank A/S
1.17%, 12/08/23(a)	USD	3,435	$ 3,389,175
5.38%, 01/12/24(a)		10,356	10,447,668
3.24%, 12/20/25(a)		2,142	2,041,248
1.62%, 09/11/26(a)		3,505	3,136,849
Grupo Aval Ltd., 4.75%, 09/26/22(e)		1,073	1,068,507
HSBC Holdings PLC
2.25%, 11/22/27		9,104	8,111,360
4.58%, 06/19/29		5,893	5,680,391
3.97%, 05/22/30		9,719	8,927,578
2.80%, 05/24/32		4,699	3,858,719
ICICI Bank Ltd., 3.80%, 12/14/27(e)		1,900	1,826,138
ING Groep NV, 4.63%, 01/06/26(a)		10,727	10,702,738
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		2,686	2,686,108
JPMorgan Chase & Co.
0.70%, 03/16/24		11,378	11,129,292
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24		10,000	9,969,259
4.02%, 12/05/24		9,414	9,381,726
3.22%, 03/01/25		8,357	8,206,641
3.85%, 06/14/25		21,244	21,034,616
2.01%, 03/13/26		7,098	6,646,871
3.78%, 02/01/28		28,356	27,229,315
2.95%, 02/24/28		16,045	14,865,544
3.54%, 05/01/28		31,691	30,046,312
2.18%, 06/01/28		2,018	1,794,141
4.01%, 04/23/29		1,030	987,222
4.45%, 12/05/29		8,248	8,032,781
2.96%, 01/25/33		18,215	15,635,043
4.26%, 02/22/48		3,796	3,384,877
4.03%, 07/24/48		6,053	5,186,584
3.96%, 11/15/48		10,734	9,094,890
3.90%, 01/23/49		2,518	2,124,990
Kasikornbank PCL, 3.34%, 10/02/31(e)		908	818,505
KeyCorp, 4.10%, 04/30/28		75	72,301
Kookmin Bank, 2.50%, 11/04/30(e)		1,610	1,358,373
Lloyds Banking Group PLC, 1.63%, 05/11/27		8,413	7,476,684
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22		206	206,019
3.46%, 03/02/23		13,006	13,023,997
0.85%, 09/15/24		10,565	10,170,997
1.41%, 07/17/25		4,615	4,237,269
Mizuho Financial Group, Inc.
2.84%, 07/16/25		797	771,470
2.56%, 09/13/25		18,319	17,549,721
1.98%, 09/08/31		8,781	6,949,593
Santander UK Group Holdings PLC, 1.09%, 03/15/25		3,069	2,865,416
Standard Chartered PLC, 2.61%, 01/12/28(a)		19,272	17,212,838
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	15,848,146
2.35%, 01/15/25		8,277	7,915,626
Texas Capital Bank N.A., (3 mo. LIBOR US + 4.50%), 6.75%, 09/30/24(a)(c)		18,500	17,748,327
Washington Mutual Escrow Bonds
0.00%(d)(f)(k)(l)		13,308	1
0.00%(d)(f)(k)(l)		11,911	1
0.00%(d)(f)(k)(l)		2,570	—
0.00%(d)(f)(k)(l)		3,115	—
Wells Fargo & Co.
0.81%, 05/19/25		4,309	4,034,786
3.91%, 04/25/26		19,119	18,803,257
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.58%, 05/22/28	USD	1,959	$ 1,858,521
2.88%, 10/30/30		1,070	940,932
			975,994,003
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		25,977	24,886,670
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		27,853	28,336,628
8.00%, 11/15/39		1,382	1,761,548
4.60%, 04/15/48		5,294	4,752,914
			59,737,760
Biotechnology — 0.7%
AbbVie, Inc.
2.60%, 11/21/24		27,141	26,271,414
3.80%, 03/15/25		10,493	10,409,002
3.60%, 05/14/25		15,855	15,597,167
4.55%, 03/15/35		12,142	11,810,492
4.50%, 05/14/35		7,179	6,967,656
4.45%, 05/14/46		2,398	2,175,249
4.88%, 11/14/48		7,823	7,496,627
Amgen, Inc.
4.40%, 05/01/45		13,058	11,775,528
3.00%, 01/15/52		1,087	770,780
4.20%, 02/22/52		1,374	1,205,502
Biogen, Inc.
2.25%, 05/01/30		10,692	8,763,294
3.15%, 05/01/50		7,550	5,178,048
Gilead Sciences, Inc.
4.80%, 04/01/44		8,324	8,053,193
4.50%, 02/01/45		3,278	3,017,731
4.75%, 03/01/46		2,657	2,547,187
4.15%, 03/01/47		3,241	2,845,445
2.80%, 10/01/50		1,087	758,552
			125,642,867
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	6,764
Masonite International Corp., 5.38%, 02/01/28(a)		928	839,840
Owens Corning, 3.95%, 08/15/29		240	222,622
Standard Industries, Inc.
5.00%, 02/15/27(a)		915	816,689
4.75%, 01/15/28(a)		375	320,625
			2,206,540
Capital Markets — 3.3%
Blackstone Private Credit Fund
3.25%, 03/15/27(a)		13,944	11,830,391
4.00%, 01/15/29(a)		5,150	4,220,151
Credit Suisse AG
3.63%, 09/09/24		6,918	6,792,798
1.25%, 08/07/26		8,891	7,771,808
Credit Suisse Group AG
3.80%, 06/09/23		3,341	3,309,278
3.00%, 12/14/23(a)		253	251,312
4.21%, 06/12/24(a)		3,162	3,132,915
Deutsche Bank AG, 1.45%, 04/01/25		5,369	5,017,096
Goldman Sachs Group, Inc.
0.67%, 03/08/24		14,000	13,677,512
3.50%, 01/23/25		25,863	25,479,125
1.76%, 01/24/25		8,144	7,828,908
3.50%, 04/01/25		53,527	52,470,064

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.75%, 05/22/25	USD	1,212	$ 1,197,469
0.86%, 02/12/26		11,346	10,322,090
3.75%, 02/25/26		165	161,741
(3 mo. LIBOR US + 1.17%), 2.58%, 05/15/26(c)		10,315	10,067,466
1.43%, 03/09/27		26,656	23,628,193
2.64%, 02/24/28		23,758	21,562,212
3.62%, 03/15/28		26,676	25,246,716
3.69%, 06/05/28		22,258	21,106,865
4.22%, 05/01/29		3,961	3,807,284
2.62%, 04/22/32		6,160	5,114,249
2.65%, 10/21/32		15,457	12,737,142
3.10%, 02/24/33		37,788	32,273,829
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	4,950,829
2.10%, 06/15/30		2,412	2,016,852
1.85%, 09/15/32		3,643	2,845,285
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(f)(k)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,212,075
3.75%, 02/25/52		4,114	3,356,643
3.10%, 11/29/61		4,378	3,001,939
Morgan Stanley
0.53%, 01/25/24		20,342	19,940,397
0.73%, 04/05/24		8,717	8,497,958
3.74%, 04/24/24		25,000	24,912,959
3.62%, 04/17/25		7,778	7,678,411
1.59%, 05/04/27		13,018	11,555,548
1.51%, 07/20/27		17,094	14,991,951
2.48%, 01/21/28		23,718	21,560,655
4.21%, 04/20/28		9,420	9,209,522
3.59%, 07/22/28		17,264	16,343,418
3.77%, 01/24/29		13,563	12,869,187
4.43%, 01/23/30		28,886	28,066,326
2.70%, 01/22/31		36,252	31,398,584
3.62%, 04/01/31		2,864	2,630,711
1.79%, 02/13/32		18,658	14,676,320
1.93%, 04/28/32		11,727	9,299,141
2.24%, 07/21/32		19,170	15,529,665
2.51%, 10/20/32		6,195	5,118,646
2.94%, 01/21/33		11,882	10,183,508
Nomura Holdings, Inc.
5.10%, 07/03/25		4,391	4,410,074
2.61%, 07/14/31		13,485	10,755,145
			609,018,364
Chemicals — 0.3%
Braskem Idesa SAPI
6.99%, 02/20/32(a)		2,325	1,801,875
6.99%, 02/20/32(e)		881	682,775
Braskem Netherlands Finance BV
8.50%, 01/23/81(a)		2,808	2,811,159
8.50%, 01/23/81(e)		993	994,117
DuPont de Nemours, Inc., 4.49%, 11/15/25		15,078	15,180,651
Ecolab, Inc., 2.75%, 08/18/55		5,047	3,514,952
LG Chem Ltd., 2.38%, 07/07/31(e)		1,200	997,248
LYB International Finance III LLC, 4.20%, 05/01/50		7,049	5,727,469
Orbia Advance Corp. SAB de CV
5.88%, 09/17/44(e)		931	829,637
5.50%, 01/15/48(e)		931	783,087
Security		Par (000)	Value
Chemicals (continued)
Sasol Financing U.S.A. LLC
5.88%, 03/27/24	USD	1,461	$ 1,426,301
4.38%, 09/18/26		4,687	4,084,627
6.50%, 09/27/28		1,265	1,149,015
5.50%, 03/18/31		2,795	2,136,778
Sherwin-Williams Co., 2.30%, 05/15/30		8,672	7,318,272
UPL Corp. Ltd.
5.25%(e)(l)		373	285,415
4.50%, 03/08/28(e)		1,203	1,024,655
Westlake Chemical Corp., 3.38%, 08/15/61		5,042	3,394,847
			54,142,880
Commercial Services & Supplies — 0.2%
Covanta Holding Corp., 4.88%, 12/01/29(a)		1,631	1,327,177
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		1,693	1,609,891
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		10,000	7,942,137
7.25%, 03/15/29(a)		6,625	5,012,078
Republic Services, Inc.
2.90%, 07/01/26		2,994	2,859,525
3.95%, 05/15/28		9,162	8,981,818
Waste Management, Inc.
1.15%, 03/15/28		10,160	8,658,460
2.95%, 06/01/41		1,183	920,403
Waste Pro U.S.A., Inc., 5.50%, 02/15/26(a)		878	779,927
			38,091,416
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	3,501,645
Motorola Solutions, Inc.
4.60%, 05/23/29		10,242	9,799,021
2.75%, 05/24/31		12,750	10,302,491
5.60%, 06/01/32		6,129	6,179,961
5.50%, 09/01/44		13,228	12,313,002
			42,096,120
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(k)	CNH	340	—
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/24(e)	USD	488	472,079
4.25%, 10/27/27(e)		384	322,272
IHS Holding Ltd.
5.63%, 11/29/26(a)		2,014	1,649,969
6.25%, 11/29/28(a)		1,265	1,008,838
			3,453,158
Consumer Finance — 0.7%
American Express Co., 2.55%, 03/04/27		4,194	3,907,847
Capital One Financial Corp.
3.90%, 01/29/24		10,017	10,000,596
3.27%, 03/01/30		6,584	5,826,546
5.27%, 05/10/33		7,006	6,879,587
Discover Bank, 3.45%, 07/27/26		2,008	1,897,074
Discover Financial Services, 4.50%, 01/30/26		4,031	3,949,684
General Motors Financial Co., Inc.
3.70%, 05/09/23		8,790	8,786,869
1.70%, 08/18/23		5,725	5,581,770
5.10%, 01/17/24		4,641	4,687,153
1.05%, 03/08/24		10,527	9,979,577
4.00%, 01/15/25		14,339	14,132,370
4.35%, 04/09/25		2,812	2,777,333
2.75%, 06/20/25		7,908	7,419,708
1.50%, 06/10/26		4,892	4,267,887
2.40%, 10/15/28		9,905	8,226,311

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
3.10%, 01/12/32	USD	26,662	$ 21,429,653
Hyundai Capital Services, Inc., 3.00%, 08/29/22(a)		7,790	7,786,592
Navient Corp.
5.88%, 10/25/24		865	795,101
6.75%, 06/25/25		908	819,234
6.75%, 06/15/26		894	791,190
Synchrony Financial
4.50%, 07/23/25		153	148,857
3.70%, 08/04/26		2,488	2,303,617
			132,394,556
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(a)		391	386,984
3.25%, 09/01/28(a)		4,584	3,912,758
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/25(a)		4,584	4,240,184
5.25%, 08/15/27(a)		1,392	992,580
International Paper Co., 6.00%, 11/15/41		2,411	2,502,707
Klabin Austria GmbH, 3.20%, 01/12/31(a)		2,015	1,533,919
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		1,969	1,860,134
			15,429,266
Diversified Financial Services — 0.8%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		3,356	3,146,250
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		5,240	4,525,283
Azul Investments LLP
5.88%, 10/26/24(a)		1,159	876,349
7.25%, 06/15/26(a)		1,462	1,015,450
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		1,918	1,745,380
CNH Industrial Capital LLC, 4.20%, 01/15/24		19,431	19,443,977
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,231,377
Easy Tactic Ltd.
9.13%, 07/28/22(e)		400	105,200
12.38%, 11/18/22(e)		293	76,418
Fortune Star BVI Ltd.
6.75%, 07/02/23(e)		200	158,200
6.85%, 07/02/24(e)		540	383,400
5.95%, 10/19/25(e)		823	502,030
GE Capital Funding LLC, 4.55%, 05/15/32		4,103	3,957,519
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		4,547	4,246,876
Glencore Funding LLC
1.63%, 09/01/25(a)		5,403	4,932,529
1.63%, 04/27/26(a)		11,551	10,217,648
2.50%, 09/01/30(a)		14,997	12,216,907
2.85%, 04/27/31(a)		7,334	6,055,094
3.38%, 09/23/51(a)		5,400	3,681,329
GLP Pte Ltd., 4.50%(e)(l)		1,693	1,429,315
Gohl Capital Ltd., 4.25%, 01/24/27(e)		1,780	1,606,228
Grupo Aval Ltd., 4.38%, 02/04/30(a)		6,348	4,944,695
Hyundai Capital America, 1.25%, 09/18/23(a)		7,665	7,426,230
InRetail Consumer, 3.25%, 03/22/28(a)		1,985	1,637,997
Minejesa Capital BV, 4.63%, 08/10/30(e)		1,960	1,744,616
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		4,186	2,716,452
ORIX Corp., 2.90%, 07/18/22		4,137	4,136,993
Security		Par (000)	Value
Diversified Financial Services (continued)
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(e)(l)(m)	USD	286	$ 11,652
Pearl Holding III Ltd., 9.00%, 10/22/25(e)		228	81,510
Prime Bloom Holdings Ltd., 6.95%, 07/05/22(e)(f)(k)		890	178,000
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	2,628,668
RELX Capital, Inc.
3.50%, 03/16/23		2,045	2,042,204
4.00%, 03/18/29		11,279	10,926,679
3.00%, 05/22/30		15,042	13,518,822
4.75%, 05/20/32		1,080	1,096,903
Santos Finance Ltd., 5.25%, 03/13/29(e)		1,500	1,443,935
Shell International Finance BV
3.88%, 11/13/28		540	532,702
2.38%, 11/07/29		2,150	1,897,945
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22(e)		1,508	1,488,698
5.10%, 07/16/23(e)		561	538,560
Simpar Europe SA, 5.20%, 01/26/31(a)		3,105	2,401,135
Trust Fibra Uno
5.25%, 01/30/26(e)		242	227,677
6.39%, 01/15/50(e)		546	434,343
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	8,211,272
			154,820,447
Diversified Telecommunication Services — 1.8%
AT&T Inc.
0.00%, 11/27/22(a)(n)		36,000	35,479,092
1.65%, 02/01/28		4,794	4,147,346
4.35%, 03/01/29		6,111	6,017,120
2.75%, 06/01/31		9,739	8,409,703
2.25%, 02/01/32		5,347	4,368,411
2.55%, 12/01/33		8,650	7,017,171
4.50%, 05/15/35		20,091	19,091,774
3.50%, 09/15/53		17,725	13,435,524
3.55%, 09/15/55		7,730	5,791,625
3.65%, 09/15/59		17,419	13,045,923
3.85%, 06/01/60		5,628	4,349,878
Avaya, Inc., 6.13%, 09/15/28(a)		4,880	3,184,200
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,516	2,215,338
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		9,979	8,967,429
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		1,109	1,016,345
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		652	560,403
8.00%, 12/31/26(a)		443	297,632
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)		7,914	7,115,498
5.00%, 05/01/28(a)		6,727	5,717,950
6.75%, 05/01/29(a)		10,382	8,539,195
8.75%, 05/15/30(a)		3,502	3,540,487
Frontier Florida LLC, Series E, 6.86%, 02/01/28		3,150	2,916,946
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,432,500
Globe Telecom, Inc.
2.50%, 07/23/30(e)		221	175,667
3.00%, 07/23/35(e)		260	188,224
Level 3 Financing, Inc., 4.63%, 09/15/27(a)		375	319,688
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		2,632	2,303,000

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 5.13%, 12/15/26(a)	USD	9,149	$ 7,701,811
Network i2i Ltd., 5.65%(e)(l)		2,482	2,297,091
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(m)		1,337	615,020
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(e)		1,735	1,333,365
Verizon Communications, Inc.
2.10%, 03/22/28		12,636	11,223,568
4.33%, 09/21/28		6,969	6,931,048
3.88%, 02/08/29		9,803	9,484,277
4.02%, 12/03/29		13,101	12,688,579
3.15%, 03/22/30		18,389	16,719,196
1.50%, 09/18/30		15,867	12,681,093
1.68%, 10/30/30		9,631	7,761,763
1.75%, 01/20/31		20,003	16,066,868
2.55%, 03/21/31		17,394	14,872,001
2.36%, 03/15/32		19,213	15,930,242
2.65%, 11/20/40		16,000	11,737,063
2.88%, 11/20/50		10,648	7,555,927
2.99%, 10/30/56		2,170	1,506,571
Ziggo BV, 4.88%, 01/15/30(a)		861	730,078
			327,479,630
Electric Utilities — 2.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)		287	234,766
Adani Transmission Ltd., 4.00%, 08/03/26(e)		332	313,491
AEP Texas, Inc.
3.95%, 06/01/28		10,571	10,194,714
3.45%, 05/15/51		5,324	4,083,301
Series H, 3.45%, 01/15/50		1,440	1,123,206
AEP Transmission Co. LLC
4.25%, 09/15/48		2,195	2,013,044
3.80%, 06/15/49		4,475	3,809,565
3.15%, 09/15/49		3,515	2,666,997
Series M, 3.65%, 04/01/50		5,215	4,305,568
Alabama Power Co.
3.75%, 03/01/45		6,806	5,613,154
3.45%, 10/01/49		1,012	800,617
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		3,004	2,544,237
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	3,439,291
3.20%, 09/15/49		3,823	2,961,338
2.90%, 06/15/50		4,364	3,185,629
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,834,441
4.25%, 02/01/49		3,130	2,951,193
3.35%, 04/01/51		7,416	6,024,007
3.60%, 03/01/52		352	301,572
Commonwealth Edison Co.
3.13%, 03/15/51		3,050	2,340,705
2.75%, 09/01/51		3,065	2,179,917
Series 133, 3.85%, 03/15/52		1,848	1,627,769
DTE Electric Co.
3.95%, 03/01/49		3,229	2,894,263
3.25%, 04/01/51		3,142	2,527,852
Series A, 4.05%, 05/15/48		6,639	6,054,776
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	1,676,362
3.88%, 03/15/46		3,172	2,790,905
3.70%, 12/01/47		5,364	4,540,391
3.45%, 04/15/51		2,047	1,664,426
3.55%, 03/15/52		1,658	1,377,201
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC, 2.50%, 12/01/29	USD	21,814	$ 19,383,051
Duke Energy Progress LLC
3.45%, 03/15/29		12,906	12,274,655
2.50%, 08/15/50		2,600	1,775,522
Edison International
2.40%, 09/15/22		139	138,713
3.13%, 11/15/22		10	9,983
4.95%, 04/15/25		4,907	4,919,316
Entergy Arkansas LLC
4.20%, 04/01/49		24	22,111
3.35%, 06/15/52		3,202	2,527,019
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	6,981,689
Exelon Corp.
2.75%, 03/15/27(a)		3,073	2,872,599
5.10%, 06/15/45		1,023	1,005,256
4.45%, 04/15/46		3,952	3,570,661
4.10%, 03/15/52(a)		1,040	896,556
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,277,160
2.65%, 03/01/30		7,667	6,325,275
Series B, 4.40%, 07/15/27		9,423	8,888,056
Series B, 2.25%, 09/01/30		2,734	2,166,695
Series C, 3.40%, 03/01/50		4,237	2,872,262
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		13,860	13,642,221
5.45%, 07/15/44(a)		1,121	1,047,811
4.55%, 04/01/49(a)		16,508	13,282,729
Florida Power & Light Co.
3.70%, 12/01/47		5,538	4,866,922
3.95%, 03/01/48		7,001	6,407,935
4.13%, 06/01/48		2,000	1,872,881
3.15%, 10/01/49		12,142	9,643,737
2.88%, 12/04/51		909	675,913
Generacion Mediterranea SA/Central Termica Roca SA, 9.63%, 12/01/27(a)		4,331	3,443,357
India Green Power Holdings, 4.00%, 02/22/27(e)		423	327,825
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,393,213
LLPL Capital Pte Ltd., 6.88%, 02/04/39(e)		985	915,946
MidAmerican Energy Co.
3.10%, 05/01/27		390	376,450
3.65%, 04/15/29		13,756	13,363,916
3.95%, 08/01/47		1,905	1,696,421
3.65%, 08/01/48		1,020	864,782
4.25%, 07/15/49		4,426	4,104,860
3.15%, 04/15/50		3,370	2,637,973
2.70%, 08/01/52		842	604,311
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		1,403	1,368,848
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		2,657	2,137,723
Northern States Power Co.
2.25%, 04/01/31		10	8,742
2.90%, 03/01/50		2,475	1,860,363
2.60%, 06/01/51		2,448	1,723,266
3.20%, 04/01/52		2,500	1,963,454
NRG Energy, Inc., 2.45%, 12/02/27(a)		13,282	11,404,371
NSTAR Electric Co., 3.95%, 04/01/30		2,510	2,455,769
Ohio Power Co.
4.00%, 06/01/49		3,666	3,153,875
Series Q, 1.63%, 01/15/31		2,624	2,110,301
Series R, 2.90%, 10/01/51		3,167	2,264,334

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	USD	5,350	$ 5,205,523
3.80%, 09/30/47		2,314	2,038,745
4.10%, 11/15/48		606	556,862
3.80%, 06/01/49		3,582	3,142,851
3.10%, 09/15/49		3,583	2,771,878
Pacific Gas & Electric Co., 4.95%, 07/01/50		5,482	4,374,149
PECO Energy Co., 3.05%, 03/15/51		6,773	5,173,819
Public Service Electric & Gas Co.
3.65%, 09/01/28		6,843	6,664,854
3.85%, 05/01/49		3,410	2,996,470
Southern California Edison Co.
2.25%, 06/01/30		16,784	14,090,772
Series E, 3.70%, 08/01/25		8,418	8,280,018
Southwestern Public Service Co., 3.15%, 05/01/50		8,586	6,554,589
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(e)		2,635	2,232,833
Tampa Electric Co.
4.30%, 06/15/48		1,207	1,095,346
4.45%, 06/15/49		2,671	2,468,956
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	17,845,444
Vistra Operations Co. LLC
4.88%, 05/13/24(a)		1,533	1,525,107
5.13%, 05/13/25(a)		37,660	37,289,237
5.50%, 09/01/26(a)		1,847	1,744,187
5.63%, 02/15/27(a)		2,393	2,250,042
5.00%, 07/31/27(a)		2,388	2,170,955
4.30%, 07/15/29(a)		13,729	12,433,331
			423,507,494
Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25		1,872	1,778,832
Vertiv Group Corp., 4.13%, 11/15/28(a)		2,307	1,873,099
			3,651,931
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24(e)		1,112	604,164
Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		4,371	3,637,166
American Tower Corp.
5.00%, 02/15/24		1,921	1,943,478
2.95%, 01/15/25		714	689,355
3.65%, 03/15/27		5,620	5,336,929
3.95%, 03/15/29		1,825	1,698,955
3.80%, 08/15/29		24,210	22,221,971
2.10%, 06/15/30		9,936	7,957,265
3.10%, 06/15/50		1,087	751,432
Boston Properties LP, 3.13%, 09/01/23		245	243,226
Crown Castle International Corp.
3.15%, 07/15/23		403	398,617
1.35%, 07/15/25		2,608	2,383,842
4.45%, 02/15/26		2,370	2,345,576
3.70%, 06/15/26		1,551	1,496,271
1.05%, 07/15/26		4,347	3,761,220
2.90%, 03/15/27		1,310	1,208,017
3.80%, 02/15/28		7,798	7,357,224
3.10%, 11/15/29		16,276	14,368,271
3.30%, 07/01/30		6,417	5,659,253
2.25%, 01/15/31		3,936	3,192,632
2.10%, 04/01/31		7,832	6,229,356
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.
2.50%, 07/15/31	USD	5,249	$ 4,295,214
Digital Dutch Finco BV
1.50%, 03/15/30(e)	EUR	6,150	5,218,172
1.00%, 01/15/32(e)		5,050	3,763,828
Duke Realty LP, 1.75%, 02/01/31	USD	12,762	10,375,649
Equinix, Inc.
1.25%, 07/15/25		2,633	2,391,922
1.00%, 09/15/25		11,613	10,404,179
3.20%, 11/18/29		14,000	12,436,729
2.15%, 07/15/30		5,046	4,082,194
2.50%, 05/15/31		9,265	7,507,553
3.90%, 04/15/32		20,691	18,713,019
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		2,496	2,438,093
5.30%, 01/15/29		3,908	3,732,573
4.00%, 01/15/30		10,500	9,195,392
4.00%, 01/15/31		11,274	9,723,020
3.25%, 01/15/32		15,369	12,317,796
Iron Mountain, Inc., 5.00%, 07/15/28(a)		2,430	2,152,219
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		188	177,553
National Retail Properties, Inc.
2.50%, 04/15/30		4,195	3,572,794
3.50%, 04/15/51		6,750	5,049,292
3.00%, 04/15/52		4,890	3,332,796
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		5,230	4,490,818
Realty Income Corp.
3.00%, 01/15/27		95	89,937
3.25%, 01/15/31		6,356	5,778,049
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		1,480	1,312,923
Service Properties Trust
4.50%, 06/15/23		7,725	7,181,353
4.35%, 10/01/24		2,043	1,660,142
4.50%, 03/15/25		2,791	2,204,657
7.50%, 09/15/25		3,867	3,543,139
5.50%, 12/15/27		790	639,900
Sonder Holdings, Inc., 10.45%, 01/19/27(d)		8,606	7,788,195
VICI Properties LP
4.38%, 05/15/25		4,883	4,769,124
4.75%, 02/15/28		6,880	6,566,754
4.95%, 02/15/30		10,595	10,040,987
5.13%, 05/15/32		11,942	11,253,424
5.63%, 05/15/52		4,365	3,972,892
VICI Properties LP/VICI Note Co., Inc.
5.63%, 05/01/24(a)		3,915	3,866,063
3.50%, 02/15/25(a)		24,437	22,858,922
4.63%, 06/15/25(a)		4,471	4,253,039
4.50%, 09/01/26(a)		4,321	3,975,320
4.25%, 12/01/26(a)		28,313	25,858,546
5.75%, 02/01/27(a)		3,217	3,052,611
3.75%, 02/15/27(a)		11,994	10,549,593
4.13%, 08/15/30(a)		4,576	3,948,722
WP Carey, Inc., 2.40%, 02/01/31		7,500	6,125,301
XHR LP
6.38%, 08/15/25(a)		1,392	1,342,385
4.88%, 06/01/29(a)		804	689,717
			381,572,556

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28(a)	USD	2,339	$ 2,186,099
4.88%, 02/15/30(a)		375	321,690
CVS Health Corp.
3.75%, 04/01/30		28,683	26,828,860
5.13%, 07/20/45		22,044	21,233,273
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		1,592	1,256,486
Performance Food Group, Inc., 5.50%, 10/15/27(a)		1,891	1,750,584
			53,576,992
Food Products — 0.0%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,020,219
BRF SA, 5.75%, 09/21/50(a)		2,767	1,840,574
Knight Castle Investments Ltd., 7.99%, 01/23/22(f)(k)		700	490,000
Post Holdings, Inc.
5.63%, 01/15/28(a)		1,713	1,625,980
5.50%, 12/15/29(a)		1,354	1,210,449
			7,187,222
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49		206	186,527
3.38%, 09/15/49		2,876	2,295,122
ONE Gas, Inc., 2.00%, 05/15/30		2,235	1,862,861
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,895	4,125,172
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		2,055	1,645,284
3.75%, 10/16/29(e)		1,460	1,168,912
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23(a)		1,025	1,007,063
			12,290,941
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30		2,142	1,869,033
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(a)		21,660	18,448,039
Owens & Minor, Inc., 6.63%, 04/01/30(a)		1,390	1,269,723
			21,586,795
Health Care Providers & Services — 1.1%
Aetna, Inc., 4.50%, 05/15/42		2,558	2,286,810
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	1,860,126
Anthem, Inc., 3.60%, 03/15/51		6,840	5,550,446
Centene Corp.
2.45%, 07/15/28		7,276	6,068,475
2.63%, 08/01/31		4,923	3,916,246
Cigna Corp.
4.13%, 11/15/25		11,387	11,399,483
4.90%, 12/15/48		5,206	4,996,972
HCA, Inc.
5.38%, 02/01/25		4,795	4,769,874
5.25%, 04/15/25		25,240	25,279,265
5.25%, 06/15/26		17,946	17,854,861
5.88%, 02/01/29		392	392,300
3.50%, 09/01/30		12,466	10,604,951
2.38%, 07/15/31		19,513	15,214,580
3.63%, 03/15/32(a)		16,705	14,092,377
3.50%, 07/15/51		2,170	1,481,971
4.63%, 03/15/52(a)		15,558	12,447,363
Humana, Inc.
4.50%, 04/01/25		4,430	4,462,018
4.88%, 04/01/30		2,923	2,951,778
Select Medical Corp., 6.25%, 08/15/26(a)		16,279	15,195,795
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.88%, 01/01/26(a)	USD	3,767	$ 3,465,640
5.13%, 11/01/27(a)		563	506,700
4.63%, 06/15/28(a)		511	444,969
4.25%, 06/01/29(a)		4,997	4,208,523
4.38%, 01/15/30(a)		9,051	7,657,418
UnitedHealth Group, Inc.
4.63%, 11/15/41		3,918	3,855,396
4.75%, 07/15/45		6,263	6,298,463
3.75%, 10/15/47		1,148	992,030
3.25%, 05/15/51		8,511	6,678,157
			194,932,987
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		2,889	2,812,990
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		281	243,885
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	1,757,364
Aramark Services, Inc., 5.00%, 02/01/28(a)		2,110	1,912,103
Caesars Entertainment, Inc.
8.13%, 07/01/27(a)		4,331	4,184,829
4.63%, 10/15/29(a)		1,217	946,217
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		2,601	2,487,362
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		750	547,500
Cedar Fair LP, 5.25%, 07/15/29		1,826	1,610,311
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		1,227	1,190,190
5.38%, 04/15/27		1,820	1,724,778
Champion Path Holdings Ltd.
4.50%, 01/27/26(e)		1,501	930,620
4.85%, 01/27/28(e)		600	343,050
Churchill Downs, Inc.
5.50%, 04/01/27(a)		2,174	2,065,300
4.75%, 01/15/28(a)		1,068	950,520
Freed Corp., 10.00%, 12/01/23(d)		7,253	6,999,145
Full House Resorts, Inc., 8.25%, 02/15/28(a)		1,565	1,250,868
HIS Co. Ltd., 0.00%, 11/15/24(e)(j)(n)	JPY	30,000	181,786
Marriott International, Inc., 4.63%, 06/15/30	USD	2,084	1,997,898
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		1,941	1,920,822
Melco Resorts Finance Ltd.
5.25%, 04/26/26(e)		825	577,500
5.38%, 12/04/29(a)		337	200,515
5.38%, 12/04/29(e)		540	321,300
MGM China Holdings Ltd.
5.38%, 05/15/24(a)		1,357	1,146,665
5.88%, 05/15/26(a)		1,371	1,040,932
5.88%, 05/15/26(e)		200	151,850
4.75%, 02/01/27(e)		2,800	1,978,480
MGM Resorts International
5.75%, 06/15/25		246	234,315
4.63%, 09/01/26		144	127,823
5.50%, 04/15/27		245	219,891
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		3,762	3,066,030
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(j)(k)	HKD	1,161	1,479
Sands China Ltd., 4.88%, 06/18/30	USD	1,962	1,414,013

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd.
5.00%, 01/15/29(a)	USD	290	$ 144,601
5.00%, 01/15/29(e)		1,611	803,285
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)		5,004	4,578,660
5.25%, 05/15/27(a)		1,947	1,667,586
Wynn Macau Ltd.
4.88%, 10/01/24(a)		2,345	1,701,579
4.88%, 10/01/24(e)		1,187	861,311
5.50%, 10/01/27(a)		1,577	1,009,280
5.13%, 12/15/29(a)		375	228,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		5,371	5,227,379
5.13%, 10/01/29(a)		4,231	3,332,336
			63,280,108
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		6,260	5,321,000
4.63%, 08/01/29(a)		1,198	898,500
4.63%, 04/01/30(a)		3,054	2,242,705
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	3,928,679
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		2,160	1,790,522
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		1,551	1,172,665
Century Communities, Inc., 6.75%, 06/01/27		5,674	5,442,557
Homes by West Bay LLC, 9.50%, 04/30/27(d)		7,801	7,362,584
M/I Homes, Inc., 4.95%, 02/01/28		5,263	4,473,784
Mattamy Group Corp.
5.25%, 12/15/27(a)		2,999	2,449,052
4.63%, 03/01/30(a)		3,535	2,583,427
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,039,860
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,078,712
5.70%, 06/15/28		333	287,374
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,491,213
			42,562,634
Independent Power and Renewable Electricity Producers — 0.2%
Adani Green Energy Ltd., 4.38%, 09/08/24(e)		700	627,375
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		436	411,284
Calpine Corp., 4.50%, 02/15/28(a)		15,793	14,338,108
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		2,145	1,673,173
4.50%, 02/09/27(e)		305	237,706
Genneia SA, 8.75%, 09/02/27(a)		1,008	947,708
NRG Energy, Inc.
5.75%, 01/15/28		1,521	1,382,483
4.45%, 06/15/29(a)		1,962	1,757,368
5.25%, 06/15/29(a)		1,362	1,215,585
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		1,629	1,476,587
SCC Power PLC
(4.00% Cash or 4.00% PIK), 8.00%, 12/31/28(a)(m)		4,272	1,836,846
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		2,314	231,386
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33(e)		830	777,341
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33(a)	USD	165	$ 154,081
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	382,367
Talen Energy Supply LLC
7.25%, 05/15/27(a)(f)(k)		4,155	4,091,221
6.63%, 01/15/28(a)(f)(k)		6,725	6,511,624
			38,052,243
Industrial Conglomerates — 0.0%
Roper Technologies, Inc., 2.95%, 09/15/29		4,177	3,684,334
Insurance — 0.3%
AIA Group Ltd., 2.70%(e)(l)		2,050	1,824,500
Ambac Assurance Corp., 5.10%(a)(l)		462	420,604
American International Group, Inc.
4.75%, 04/01/48		4,486	4,195,668
4.38%, 06/30/50		2,188	1,940,195
Aon Corp.
4.50%, 12/15/28		9,057	8,967,183
3.75%, 05/02/29		13,865	13,095,565
2.80%, 05/15/30		9,283	8,114,561
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		986	806,454
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52		2,958	2,532,213
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30		11,287	9,523,887
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 6.75%, 07/06/26(a)(c)		5,435	5,258,125
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,019,217
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(e)		600	541,500
			59,239,672
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
4.05%, 08/22/47		1,863	1,743,773
2.50%, 06/03/50		9,694	6,832,253
			8,576,026
IT Services — 0.5%
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		1,891	1,337,055
Fidelity National Information Services, Inc., 1.00%, 12/03/28	EUR	8,775	7,968,348
Fiserv, Inc., 3.50%, 07/01/29	USD	10,230	9,331,676
Global Payments, Inc.
1.20%, 03/01/26		16,500	14,535,316
4.80%, 04/01/26		13,857	13,856,401
2.15%, 01/15/27		4,258	3,779,241
4.45%, 06/01/28		2,703	2,601,035
3.20%, 08/15/29		9,990	8,730,095
2.90%, 05/15/30		12,664	10,685,693
International Business Machines Corp.
4.25%, 05/15/49		3,612	3,191,940
3.43%, 02/09/52		4,126	3,174,219
Leidos, Inc.
4.38%, 05/15/30		1,979	1,830,516
2.30%, 02/15/31		11,100	8,842,835
Sabre GLBL, Inc.
9.25%, 04/15/25(a)		4,500	4,335,975
7.38%, 09/01/25(a)		1,000	927,500
			95,127,845
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	9,206,707

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.
2.75%, 09/15/29	USD	5,154	$ 4,499,154
2.10%, 06/04/30		3,339	2,720,164
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		647	581,207
IQVIA, Inc., 5.00%, 05/15/27(a)		2,027	1,917,744
			18,924,976
Machinery — 0.1%
HTA Group Ltd., 7.00%, 12/18/25(a)		2,290	1,909,717
Otis Worldwide Corp., 2.57%, 02/15/30		3,659	3,160,857
Parker-Hannifin Corp., 2.70%, 06/14/24		2,526	2,464,992
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	4,716,379
			12,251,945
Media — 1.2%
Altice France SA, 5.50%, 01/15/28(a)		1,887	1,520,658
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)		2,201	1,967,342
4.75%, 03/01/30(a)		2,545	2,176,611
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29		1,647	1,353,286
4.40%, 04/01/33		10,299	9,195,337
3.50%, 03/01/42		6,773	4,700,063
6.48%, 10/23/45		13,146	12,780,143
5.38%, 05/01/47		11,668	9,934,853
5.75%, 04/01/48		5,150	4,616,227
5.13%, 07/01/49		11,527	9,541,141
3.90%, 06/01/52		1,628	1,130,181
6.83%, 10/23/55		5,998	6,027,942
3.85%, 04/01/61		4,630	3,044,853
4.40%, 12/01/61		8,165	5,872,334
3.95%, 06/30/62		19,828	13,245,780
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		2,537	2,142,065
Comcast Corp.
2.65%, 02/01/30		12,141	10,863,837
4.25%, 10/15/30		2,142	2,111,906
3.20%, 07/15/36		2,567	2,173,487
3.90%, 03/01/38		11,314	10,232,221
3.40%, 07/15/46		6,070	4,848,932
4.00%, 08/15/47		445	384,846
3.97%, 11/01/47		8,345	7,216,088
2.45%, 08/15/52		6,759	4,486,030
2.94%, 11/01/56		1,085	753,961
2.99%, 11/01/63		2,181	1,487,601
Cox Communications, Inc.
3.15%, 08/15/24(a)		6,590	6,433,186
3.60%, 06/15/51(a)		4,893	3,679,277
CSC Holdings LLC
5.25%, 06/01/24		1,085	1,014,475
7.50%, 04/01/28(a)		1,995	1,665,825
5.75%, 01/15/30(a)		4,044	2,942,131
Discovery Communications LLC
1.90%, 03/19/27	EUR	10,803	10,602,686
4.13%, 05/15/29	USD	292	269,353
4.00%, 09/15/55		1,087	761,450
DISH DBS Corp., 5.25%, 12/01/26(a)		515	403,678
FactSet Research Systems, Inc., 3.45%, 03/01/32		7,502	6,575,298
Grupo Televisa SAB, 6.63%, 01/15/40		627	681,196
iHeartCommunications, Inc.
5.25%, 08/15/27(a)		2,534	2,168,673
Security		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.
4.75%, 01/15/28(a)	USD	188	$ 154,927
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		1,828	1,793,660
Lamar Media Corp., 3.75%, 02/15/28		225	199,739
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		3,354	2,616,120
Magallanes, Inc.
3.43%, 03/15/24(a)		3,115	3,053,734
3.64%, 03/15/25(a)		3,165	3,065,333
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(a)		2,020	1,843,250
4.75%, 11/01/28(a)		2,573	2,206,347
Omnicom Group, Inc., 2.45%, 04/30/30		2,639	2,224,875
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		2,365	2,066,419
4.63%, 03/15/30(a)		188	148,120
Paramount Global
4.38%, 03/15/43		3,745	2,896,407
5.85%, 09/01/43		2,978	2,782,261
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		2,318	2,112,277
TEGNA, Inc.
4.63%, 03/15/28		375	350,625
5.00%, 09/15/29		412	389,690
Univision Communications, Inc., 7.38%, 06/30/30(a)		640	625,600
VTR Comunicaciones SpA
5.13%, 01/15/28(a)		1,136	841,918
4.38%, 04/15/29(a)		2,585	1,751,337
Walt Disney Co.
2.75%, 09/01/49		7,330	5,232,107
4.70%, 03/23/50		7,060	6,963,071
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,117	988,545
			215,311,315
Metals & Mining — 0.4%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24(e)		200	199,500
5.45%, 01/24/28(e)		565	531,100
Anglo American Capital PLC
4.50%, 03/15/28(a)		5,306	5,149,473
5.63%, 04/01/30(a)		6,417	6,488,389
2.88%, 03/17/31(a)		5,000	4,142,425
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,983	1,658,284
Commercial Metals Co., 4.38%, 03/15/32		3,785	3,100,194
CSN Resources SA, 5.88%, 04/08/32(a)		2,423	1,841,480
First Quantum Minerals Ltd.
7.50%, 04/01/25(a)		1,040	986,050
6.88%, 03/01/26(a)		1,350	1,242,121
Fresnillo PLC, 4.25%, 10/02/50(e)		931	682,714
Glencore Funding LLC, 2.63%, 09/23/31(a)		11,250	9,065,401
Industrias Penoles SAB de CV
5.65%, 09/12/49(e)		931	829,637
4.75%, 08/06/50(e)		931	734,792
JSW Steel Ltd., 5.38%, 04/04/25(e)		1,100	1,010,625
Metinvest BV
8.50%, 04/23/26(a)		594	306,415
8.50%, 04/23/26(e)		305	157,334
7.75%, 10/17/29(e)		203	104,393
Newmont Corp.
2.80%, 10/01/29		4,682	4,134,556
2.25%, 10/01/30		4,592	3,811,611

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Nucor Corp.
4.30%, 05/23/27	USD	8,650	$ 8,617,212
3.95%, 05/01/28		4,682	4,522,735
Periama Holdings LLC, 5.95%, 04/19/26(e)		925	823,250
Stillwater Mining Co., 4.00%, 11/16/26(e)		881	731,230
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		944	785,172
13.88%, 01/21/24(e)		943	839,270
8.95%, 03/11/25(a)		5,450	4,305,500
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		1,339	811,836
			67,612,699
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		6	5,001
Macy’s Retail Holdings LLC
5.88%, 04/01/29(a)		410	349,013
5.88%, 03/15/30(a)		1,750	1,468,328
			1,822,342
Multi-Utilities — 0.2%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	3,603,367
3.25%, 03/15/50		3,650	2,846,898
Baltimore Gas & Electric Co.
3.75%, 08/15/47		2,530	2,158,320
4.55%, 06/01/52		1,410	1,366,250
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		2,349	1,907,826
Consumers Energy Co.
3.25%, 08/15/46		628	504,793
3.75%, 02/15/50		5,099	4,425,680
3.10%, 08/15/50		3,802	2,914,080
3.50%, 08/01/51		5,760	4,789,689
2.65%, 08/15/52		120	84,019
Pacific Gas & Electric Co.
2.50%, 02/01/31		723	553,046
3.25%, 06/01/31		3,725	3,008,544
5.90%, 06/15/32		1,310	1,266,359
4.50%, 07/01/40		6,978	5,407,729
4.20%, 06/01/41		375	274,600
4.60%, 06/15/43		1,100	838,275
Virginia Electric & Power Co., 4.00%, 01/15/43		8,396	7,344,997
			43,294,472
Oil, Gas & Consumable Fuels — 3.3%
Boardwalk Pipelines LP
4.80%, 05/03/29		640	620,105
3.40%, 02/15/31		181	154,326
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,031,639
2.94%, 06/04/51		4,844	3,463,458
3.00%, 03/17/52		3,541	2,550,773
Buckeye Partners LP
4.15%, 07/01/23		1,988	1,945,795
4.35%, 10/15/24		2,500	2,349,889
4.13%, 03/01/25(a)		1,160	1,073,963
3.95%, 12/01/26		225	196,814
Cameron LNG LLC
3.30%, 01/15/35(a)		22,636	19,369,969
3.40%, 01/15/38(a)		12,436	10,565,996
Cenovus Energy, Inc., 3.75%, 02/15/52		5,386	4,091,471
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24		9,120	9,450,154
5.88%, 03/31/25		17,210	17,620,786
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	USD	25,919	$ 26,014,509
3.70%, 11/15/29		1,500	1,372,053
2.74%, 12/31/39		11,388	8,987,085
Chesapeake Energy Corp.
0.00%, 02/15/26(d)(f)(k)		9,090	1
0.00%, 06/15/26(d)(f)(k)		425	—
0.00%, 08/15/26(d)(f)(k)		623	—
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		1,443	1,264,429
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		969	910,860
Devon Energy Corp.
8.25%, 08/01/23		2,833	2,944,694
5.85%, 12/15/25		1,567	1,631,037
5.88%, 06/15/28		447	456,061
4.50%, 01/15/30		3,495	3,301,379
4.75%, 05/15/42		5,775	5,237,269
5.00%, 06/15/45		3,575	3,315,233
Diamondback Energy, Inc.
3.25%, 12/01/26		14,559	14,204,325
3.50%, 12/01/29		40,564	37,155,160
3.13%, 03/24/31		10,900	9,493,380
4.40%, 03/24/51		9,391	7,996,601
4.25%, 03/15/52		7,021	5,822,908
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		7,821	7,400,621
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a)		8,881	6,949,738
Enbridge, Inc., 2.90%, 07/15/22		977	976,932
Energy Transfer LP
3.60%, 02/01/23		4,737	4,723,542
7.60%, 02/01/24		2,846	2,964,205
4.25%, 04/01/24		9,393	9,392,836
4.50%, 04/15/24		2,927	2,928,337
3.90%, 05/15/24		5,607	5,563,454
4.05%, 03/15/25		2,850	2,807,067
2.90%, 05/15/25		1,969	1,871,499
5.95%, 12/01/25		7,710	7,979,869
4.40%, 03/15/27		1,340	1,297,673
5.50%, 06/01/27		2,749	2,790,263
4.00%, 10/01/27		3,796	3,592,697
6.50%, 02/01/42		6,240	6,219,191
6.10%, 02/15/42		2,093	1,946,398
6.25%, 04/15/49		4,200	4,071,127
5.00%, 05/15/50		17,436	14,837,066
Series 5Y, 4.20%, 09/15/23		5,850	5,858,688
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23		1,795	1,803,971
Enterprise Products Operating LLC
3.13%, 07/31/29		6,516	5,863,977
2.80%, 01/31/30		329	288,032
5.95%, 02/01/41		5,000	5,220,989
3.20%, 02/15/52		5,454	3,916,519
3.30%, 02/15/53		5,046	3,670,401
Frontera Energy Corp., 7.88%, 06/21/28(a)		2,330	1,890,212
Galaxy Pipeline Assets BidCo. Ltd., 2.63%, 03/31/36(e)		1,875	1,515,586
Geopark Ltd., 5.50%, 01/17/27(a)		905	752,621
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(d)		3,195	3,195,278
HF Sinclair Corp., 5.88%, 04/01/26(a)		2,625	2,647,682
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		217	202,895

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	USD	2,734	$ 2,904,876
6.55%, 09/15/40		1,664	1,729,604
Kinder Morgan, Inc., 3.60%, 02/15/51		3,753	2,763,271
Kinetik Holdings LP, 5.88%, 06/15/30(a)		575	547,754
Marathon Petroleum Corp., 5.85%, 12/15/45		1,915	1,834,007
Matador Resources Co., 5.88%, 09/15/26		394	378,744
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		2,928	2,342,400
MPLX LP
4.88%, 12/01/24		8,663	8,722,083
1.75%, 03/01/26		3,255	2,930,606
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	7,624,839
3.25%, 07/15/31(a)		9,682	8,066,485
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	16,230,115
Occidental Petroleum Corp., 8.50%, 07/15/27		3,177	3,496,034
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(m)		1	183
Puma International Financing SA
5.13%, 10/06/24(a)		1,957	1,771,085
5.00%, 01/24/26(e)		886	767,940
Reliance Industries Ltd., 3.67%, 11/30/27(e)		400	386,450
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,286,052
5.75%, 05/15/24		25,601	26,108,915
5.63%, 03/01/25		34,953	35,648,710
5.88%, 06/30/26		22,510	23,258,023
5.00%, 03/15/27		20,935	20,985,657
4.50%, 05/15/30		14,000	13,416,448
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	425,100
SK Battery America, Inc., 2.13%, 01/26/26(e)		1,440	1,287,994
Suncor Energy, Inc., 6.80%, 05/15/38(o)		4,459	5,004,622
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30(a)		5,895	4,759,526
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		8,393	7,924,824
Targa Resources Corp., 4.95%, 04/15/52		5,750	4,927,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28		2,056	1,957,353
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		9,413	8,874,442
7.00%, 07/15/32		1,082	1,227,247
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(e)		1,270	1,080,973
TransCanada PipeLines Ltd.
4.10%, 04/15/30		4,369	4,172,989
4.63%, 03/01/34		2,441	2,342,197
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		20,169	22,272,687
4.00%, 03/15/28		13,905	13,472,113
4.60%, 03/15/48		3,414	3,094,278
3.95%, 05/15/50		5,137	4,263,929
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(a)		2,772	2,286,900
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	2,504,170
			615,810,575
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29		1,275	1,538,547
8.88%, 05/15/31		528	695,053
Suzano Austria GmbH
5.75%, 07/14/26(a)		707	714,777
Security		Par (000)	Value
Paper & Forest Products (continued)
Suzano Austria GmbH
5.00%, 01/15/30	USD	1,103	$ 997,939
3.75%, 01/15/31		800	646,160
3.13%, 01/15/32		2,360	1,772,950
			6,365,426
Pharmaceuticals — 0.2%
Bausch Health Americas, Inc., 9.25%, 04/01/26(a)		2,469	1,765,335
Bausch Health Cos., Inc.
5.50%, 11/01/25(a)		1,085	952,939
9.00%, 12/15/25(a)		2,506	1,851,558
6.13%, 02/01/27(a)		6,957	5,913,450
5.75%, 08/15/27(a)		774	641,162
4.88%, 06/01/28(a)		1,376	1,076,775
Luye Pharma Group Ltd., 1.50%, 07/09/24(e)(j)		500	501,648
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,760	1,740,304
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		8,445	8,602,412
2.05%, 03/31/30		7,902	6,609,348
			29,654,931
Professional Services — 0.0%
JSM Global S.a.r.l, 4.75%, 10/20/30(a)		2,640	1,997,820
Real Estate Management & Development — 0.2%
Agile Group Holdings Ltd.
7.88%(e)(l)		238	49,980
5.75%, 01/02/25(e)		878	298,520
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		3,135	2,840,702
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)		1,736	1,637,590
Central China Real Estate Ltd.
7.25%, 04/24/23(e)		200	97,350
7.90%, 11/07/23(e)		230	90,102
China Aoyuan Group Ltd.
8.50%, 01/23/22(e)(f)(k)		362	32,580
6.35%, 02/08/24(e)(f)(k)		1,300	104,000
5.98%, 08/18/25(e)(f)(k)		500	47,438
6.20%, 03/24/26(e)(f)(k)		4,461	356,880
China Evergrande Group
11.50%, 01/22/23(e)(f)(k)		2,077	171,742
10.00%, 04/11/23(e)(f)(k)		600	49,050
China SCE Group Holdings Ltd.
7.25%, 04/19/23(e)		334	140,280
7.38%, 04/09/24(e)		381	125,730
5.95%, 09/29/24(e)		277	85,870
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24(e)		200	128,000
6.00%, 07/16/25(e)		592	350,760
5.95%, 10/20/25(e)		200	118,000
Country Garden Holdings Co. Ltd., 2.70%, 07/12/26(e)		695	319,700
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(f)(k)		465	39,031
11.75%, 04/17/22(e)(f)(k)		2,430	200,475
7.95%, 07/05/22(e)(f)(k)		530	43,725
12.25%, 10/18/22(e)(f)(k)		200	16,500
10.88%, 01/09/23(e)(f)(k)		2,657	219,202
11.88%, 06/01/23(e)(f)(k)		1,093	90,172
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	3,631,787
Forestar Group, Inc.
3.85%, 05/15/26(a)		1,482	1,217,875
5.00%, 03/01/28(a)		3,502	2,860,184

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Greenland Global Investment Ltd.
6.13%, 04/22/23(e)	USD	455	$ 150,150
6.75%, 09/26/23(e)		325	97,500
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	3,681,650
Invitation Homes Operating Partnership LP
2.30%, 11/15/28		2,681	2,255,129
4.15%, 04/15/32		4,058	3,684,391
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)		800	123,435
KWG Group Holdings Ltd.
7.88%, 09/01/23(e)		286	70,070
7.40%, 03/05/24(e)		598	122,590
5.95%, 08/10/25(e)		614	116,660
Modern Land China Co. Ltd.
11.50%, 11/13/22(e)(f)(k)		593	94,880
9.80%, 04/11/23(e)(f)(k)		1,544	247,040
11.95%, 03/04/24(e)(f)(k)		450	72,000
New Metro Global Ltd.
6.80%, 08/05/23(e)		449	305,320
4.50%, 05/02/26(e)		399	187,530
Powerlong Real Estate Holdings Ltd.
6.95%, 07/23/23(e)		200	35,000
6.25%, 08/10/24(e)		672	114,240
Redsun Properties Group Ltd.
10.50%, 10/03/22(e)		600	144,000
9.70%, 04/16/23(e)		1,771	265,650
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25(e)		345	169,050
RKPF Overseas 2020 A Ltd.
5.20%, 01/12/26(e)		559	254,345
5.13%, 07/26/26(e)		700	315,000
Ronshine China Holdings Ltd.
7.35%, 12/15/23(e)		200	25,000
7.10%, 01/25/25(e)		2,283	228,300
Shimao Group Holdings Ltd.
4.60%, 07/13/30(e)		490	51,450
3.45%, 01/11/31(e)		1,249	131,145
Shui On Development Holding Ltd.
5.75%, 11/12/23(e)		300	268,500
6.15%, 08/24/24(e)		895	738,375
5.50%, 03/03/25(e)		328	247,640
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/23(e)(f)(k)		782	15,640
Sunac China Holdings Ltd.
7.95%, 10/11/23(e)(f)(k)		693	97,020
6.50%, 01/10/25(e)(f)(k)		313	43,820
7.00%, 07/09/25(e)(f)(k)		1,233	172,620
Theta Capital Pte Ltd.
8.13%, 01/22/25(e)		1,507	1,296,020
6.75%, 10/31/26(e)		200	152,000
Times China Holdings Ltd.
6.75%, 07/08/25(e)		1,325	185,500
5.75%, 01/14/27(e)		1,997	269,595
Wanda Group Overseas Ltd.
7.50%, 07/24/22(e)		206	199,820
8.88%, 03/21/23(e)		630	499,275
Yango Justice International Ltd.
10.25%, 09/15/22(f)(k)		606	40,072
9.25%, 04/15/23(e)(f)(k)		305	18,300
8.25%, 11/25/23(e)(f)(k)		1,700	102,000
7.50%, 04/15/24(e)(f)(k)		1,482	88,920
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23(e)		200	187,960
6.80%, 02/27/24(e)		680	574,600
Security		Par (000)	Value
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.
5.13%, 05/20/26(e)	USD	671	$ 496,540
Yuzhou Group Holdings Co. Ltd.
7.70%, 02/20/25(e)(f)(k)		584	37,960
8.30%, 05/27/25(e)(f)(k)		818	53,170
7.38%, 01/13/26(e)(f)(k)		673	43,745
6.35%, 01/13/27(e)(f)(k)		800	52,000
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23(e)(f)(k)		620	43,400
8.50%, 02/26/24(e)(f)(k)		1,389	97,230
8.38%, 10/30/24(e)(f)(k)		700	49,000
Zhenro Properties Group Ltd., 8.35%, 03/10/24(e)(f)(k)		560	36,400
			34,411,872
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	4,536,211
3.30%, 09/15/51		13,073	10,480,544
2.88%, 06/15/52		1,218	909,467
4.45%, 01/15/53		3,180	3,075,470
CSX Corp.
4.30%, 03/01/48		5,959	5,437,099
4.75%, 11/15/48		379	370,068
3.35%, 09/15/49		2,236	1,751,448
4.25%, 11/01/66		3,597	3,029,819
Movida Europe SA, 5.25%, 02/08/31(e)		707	544,655
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,501,958
2.90%, 06/15/26		6,045	5,769,370
3.00%, 03/15/32		11,713	10,559,190
3.40%, 11/01/49		1,244	977,604
3.05%, 05/15/50		4,801	3,517,191
4.05%, 08/15/52		6,058	5,277,099
4.55%, 06/01/53		3,080	2,910,129
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,573,252
3.95%, 03/10/25(a)		2,210	2,176,022
4.00%, 07/15/25(a)		6,435	6,334,543
1.20%, 11/15/25(a)		6,444	5,753,203
4.45%, 01/29/26(a)		280	275,955
1.70%, 06/15/26(a)		9,334	8,319,464
Ryder System, Inc.
2.50%, 09/01/22		120	120,009
2.50%, 09/01/24		1,829	1,764,527
4.63%, 06/01/25		17,920	18,014,965
Union Pacific Corp.
3.25%, 08/15/25		1,863	1,840,266
3.84%, 03/20/60		10,971	9,157,621
2.97%, 09/16/62		7,923	5,483,808
3.75%, 02/05/70		2,520	1,999,425
3.85%, 02/14/72		3,478	2,828,200
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,359	2,314,911
			131,603,493
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc., 2.10%, 10/01/31		3,352	2,862,049
Applied Materials, Inc., 2.75%, 06/01/50		2,671	1,989,169
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		10,184	9,799,001
Broadcom, Inc.
2.45%, 02/15/31(a)		3,438	2,762,221
4.15%, 04/15/32(a)		7,895	7,127,639

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
4.30%, 11/15/32	USD	3,746	$ 3,402,265
3.42%, 04/15/33(a)		21,345	17,646,855
3.47%, 04/15/34(a)		15,397	12,531,119
4.93%, 05/15/37(a)		18,456	16,546,592
3.75%, 02/15/51(a)		1,087	805,322
Intel Corp.
3.73%, 12/08/47		9,559	8,110,395
4.75%, 03/25/50		3,913	3,837,956
KLA Corp.
4.10%, 03/15/29		9,367	9,253,319
5.00%, 03/15/49		2,768	2,808,205
3.30%, 03/01/50		11,466	9,081,036
5.25%, 07/15/62		7,660	7,895,975
Lam Research Corp.
3.75%, 03/15/26		3,675	3,665,988
4.88%, 03/15/49		4,318	4,388,708
2.88%, 06/15/50		5,283	3,874,739
Microchip Technology, Inc., 4.25%, 09/01/25		640	623,046
Micron Technology, Inc., 2.70%, 04/15/32		3,573	2,848,917
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		16,413	15,653,899
3.40%, 05/01/30		15,918	14,199,851
2.50%, 05/11/31		17,559	14,401,672
2.65%, 02/15/32		10,939	8,934,428
QUALCOMM, Inc.
4.80%, 05/20/45		4,937	5,058,161
4.30%, 05/20/47		3,744	3,589,555
TSMC Arizona Corp., 4.25%, 04/22/32		12,295	12,105,534
			205,803,616
Software — 1.0%
Autodesk, Inc.
3.50%, 06/15/27		8,651	8,273,400
2.40%, 12/15/31		5,098	4,161,022
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26		3,949	3,818,989
Electronic Arts, Inc., 1.85%, 02/15/31		9,295	7,551,568
LogMeIn, Inc., 5.50%, 09/01/27(a)		12,500	8,703,316
Microsoft Corp., 2.92%, 03/17/52		14,242	11,234,294
Oracle Corp.
2.95%, 11/15/24		3,585	3,473,980
2.95%, 05/15/25		1,230	1,177,355
3.90%, 05/15/35		11,460	9,451,442
3.85%, 07/15/36		6,365	5,114,449
3.80%, 11/15/37		8,118	6,316,125
6.13%, 07/08/39		3,476	3,480,410
3.60%, 04/01/40		18,895	14,120,232
3.65%, 03/25/41(i)		29,736	22,159,912
4.13%, 05/15/45		6,334	4,817,350
4.00%, 07/15/46		6,377	4,714,689
4.00%, 11/15/47		12,066	8,947,400
3.60%, 04/01/50		18,135	12,597,628
3.95%, 03/25/51		5,965	4,381,273
3.85%, 04/01/60		1,087	745,701
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	801,900
S&P Global, Inc.
4.75%, 08/01/28(a)		10,000	10,160,164
3.90%, 03/01/62(a)		435	369,369
salesforce.com, Inc., 3.05%, 07/15/61		8,407	6,146,953
ServiceNow, Inc., 1.40%, 09/01/30		13,747	10,757,357
VMware, Inc.
1.80%, 08/15/28		3,606	2,994,636
Security		Par (000)	Value
Software (continued)
VMware, Inc.
2.20%, 08/15/31	USD	14,881	$ 11,717,697
Workday, Inc., 3.80%, 04/01/32		4,535	4,143,518
			192,332,129
Specialty Retail — 0.2%
Li & Fung Ltd., 4.38%, 10/04/24(e)		1,250	1,199,844
Lowe’s Cos., Inc.
1.70%, 09/15/28		8,411	7,160,791
3.65%, 04/05/29		9,190	8,664,258
2.80%, 09/15/41		8,435	6,126,128
3.00%, 10/15/50		1,087	757,398
4.25%, 04/01/52		5,436	4,707,292
SRS Distribution, Inc., 4.63%, 07/01/28(a)		859	751,625
			29,367,336
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.
3.85%, 05/04/43		7,698	7,080,048
2.55%, 08/20/60		6,900	4,725,279
2.80%, 02/08/61		9,649	6,926,036
CA Magnum Holdings, 5.38%, 10/31/26(e)		846	731,790
Dell International LLC/EMC Corp.
6.02%, 06/15/26		2,932	3,043,289
4.90%, 10/01/26		9,113	9,116,276
8.35%, 07/15/46		552	687,419
3.45%, 12/15/51(a)		5,511	3,728,633
HP, Inc.
2.65%, 06/17/31		5,245	4,213,301
6.00%, 09/15/41		3,064	3,094,573
SK Hynix, Inc., 2.38%, 01/19/31(e)		1,640	1,294,731
Western Digital Corp.
4.75%, 02/15/26		1,706	1,627,712
2.85%, 02/01/29		2,979	2,425,487
Xerox Holdings Corp.
5.00%, 08/15/25(a)		15,735	14,636,382
5.50%, 08/15/28(a)		5,460	4,564,932
			67,895,888
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		220	206,010
Thrifts & Mortgage Finance — 0.1%
Freedom Mortgage Corp.
8.13%, 11/15/24(a)		4,549	3,924,240
8.25%, 04/15/25(a)		3,979	3,349,067
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		793	687,880
5.50%, 08/15/28(a)		3,661	2,936,630
5.13%, 12/15/30(a)		3,283	2,454,141
5.75%, 11/15/31(a)		1,551	1,187,601
			14,539,559
Tobacco — 0.2%
Altria Group, Inc.
3.40%, 05/06/30		2,465	2,090,969
3.13%, 06/15/31	EUR	12,780	11,733,835
5.80%, 02/14/39	USD	8,241	7,489,256
3.40%, 02/04/41		3,201	2,118,875
3.70%, 02/04/51		1,100	703,066
BAT Capital Corp.
3.22%, 09/06/26		6,146	5,740,339
5.28%, 04/02/50		2,455	2,002,763

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	$ 5,957,052
Reynolds American, Inc., 5.85%, 08/15/45	USD	6,970	5,848,474
			43,684,629
Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27(a)		2,137	1,950,869
Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26(e)		300	270,150
Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(m)		1,085	715,806
Kenbourne Invest SA
6.88%, 11/26/24(a)		3,075	2,796,905
4.70%, 01/22/28(a)		1,260	974,767
Millicom International Cellular SA, 6.63%, 10/15/26(a)		990	943,161
Rogers Communications, Inc.
3.80%, 03/15/32(a)		18,232	16,671,523
4.55%, 03/15/52(a)		11,308	9,930,208
T-Mobile U.S.A., Inc.
3.75%, 04/15/27		2,722	2,621,067
3.88%, 04/15/30		44,497	41,527,096
2.55%, 02/15/31		2,455	2,065,746
2.70%, 03/15/32(a)		6,045	5,071,674
3.30%, 02/15/51		1,630	1,186,940
3.40%, 10/15/52(a)		12,265	9,057,323
			93,562,216
Total Corporate Bonds — 33.1% (Cost: $7,039,037,551)			6,126,767,938
Floating Rate Loan Interests
Aerospace & Defense — 0.0%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 12/24/28(c)(p)		1,953	1,853,729
Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 4.44%, 02/05/24(c)		11,775	11,363,198
Kestrel Bidco, Inc., Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 5.03%, 12/11/26(c)		3	2,340
			11,365,538
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.47%, 04/05/28(c)		2,153	1,905,168
Naked Juice LLC
Initial Loan (Second Lien), (3 mo. CME Term SOFR US + 6.00%, 0.50% Floor), 8.15%, 01/24/30(c)(d)		460	414,000
Initial Term Loan (First Lien), (1 mo. CME Term SOFR US + 3.25%, 0.50% Floor), 4.88%, 01/24/29(c)		2	1,598
Initial Term Loan (First Lien), (3 mo. CME Term SOFR US + 3.25%, 0.50% Floor), 5.40%, 01/24/29		686	637,451
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.50% Floor), 5.75%, 03/31/28(c)		2,276	2,006,964
			4,965,181
Security		Par (000)	Value
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.67%, 11/15/27(c)	USD	1,735	$ 1,635,543
Building Products — 0.1%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.58%, 04/12/28(c)		2,294	1,892,734
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.50% Floor), 5.17%, 10/05/28(c)		838	767,683
JELD-WEN, Inc., Replacement Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.92%, 07/31/28(c)		3,159	2,991,629
TAMKO Building Products LLC
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 4.24%, 05/31/26(c)		1,886	1,760,615
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 5.25%, 05/31/26		886	827,042
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 4.57%, 05/31/26		927	865,740
			9,105,443
Chemicals — 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 5.63%, 11/24/27(c)(d)		2,487	2,288,229
Bakelite U.S. Holdco, Inc., Initial Loan, (3 mo. CME Term SOFR US + 4.00%, 0.50% Floor), 6.16%, 05/27/29(c)(d)		7,459	6,955,517
Flexsys Holdings, Inc., Term B Loan, 11/01/28(c)(d)(p)		2,306	2,127,488
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFR US + 3.50%, 0.50% Floor), 4.65%, 10/13/28(c)		9,407	8,778,348
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 03/16/27(c)		5,136	4,571,451
			24,721,033
Commercial Services & Supplies — 0.2%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 6.94%, 0.00% Floor), 8.54%, 11/15/22(c)(d)		7,082	6,444,941
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 6.06%, 09/07/28(c)(d)		3,787	3,606,994
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1 mo. LIBOR US + 3.75%, 0.50% Floor), 5.42%, 05/14/28(c)		3,758	3,436,631
American Auto Auction Group LLC
Term Loan, 12/30/27(c)(p)		9,942	9,270,952
Tranche B Term Loan (Second Lien), (3 mo. CME Term SOFR US + 8.75%, 0.75% Floor), 10.80%, 12/30/28(c)(d)		5,313	5,100,480
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 5.25%, 0.50% Floor), 6.92%, 12/21/28(c)		3,170	2,765,873
DS Parent, Inc., Term B Loan, (3 mo. LIBOR US + 5.75%, 0.75% Floor), 8.00%, 12/10/28(c)		4,988	4,771,966

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
MIP V Waste LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.92%, 12/10/28(c)	USD	2,691	$ 2,597,061
Signal Parent, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 5.17%, 04/01/28(c)		3,411	2,603,375
			40,598,273
Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 7.41%, 08/07/23(c)(d)		2,222	2,183,587
Construction Materials — 0.1%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. CME Term SOFR US + 2.25%, 0.00% Floor), 3.40%, 09/24/26(c)		3	2,965
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.78%, 10/19/27(c)		8,061	7,405,594
			7,408,559
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 5.25%, 02/21/23(c)(d)		571	62,755
Containers & Packaging — 0.0%
Valcour Packaging LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 5.22%, 09/30/28(c)(d)		2,046	1,907,776
Diversified Financial Services — 0.4%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, 01/09/23(c)(d)(p)		11,194	11,134,061
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 2.25%, 0.00% Floor), 4.50%, 07/21/26(c)		12,944	12,285,047
Project Pearl Pasco Holdings LLC, Advance, (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.13%, 09/15/24(c)(d)		50,968	50,519,701
Woof Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 5.81%, 12/21/27(c)(d)		1,864	1,738,553
			75,677,362
Diversified Telecommunication Services — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.57%, 12/01/27(c)		1,205	1,133,135
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.17%, 12/12/26(c)		2,478	2,273,531
Frontier Communications Corp., Term B Loan, (3 mo. LIBOR US + 3.75%, 0.75% Floor), 6.06%, 10/08/27(c)		7,038	6,570,312
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (1 mo. CME Term SOFR US + 3.75%, 0.75% Floor), 5.06%, 06/02/28(c)		508	469,233
			10,446,211
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, 12/29/27(c)(p)	USD	3,808	$ 3,654,500
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.69%, 02/28/26(c)(d)		1,795	1,166,750
			4,821,250
Energy Equipment & Services — 0.0%
ProFrac Holdings II LLC, Term Loan, (6 mo. CME Term SOFR US + 8.50%, 1.00% Floor), 10.01%, 03/04/25(c)		5,431	5,322,457
Entertainment — 0.0%
Entain plc, Facility B (USD), (6 mo. LIBOR US + 2.25%, 0.50% Floor), 3.74%, 03/16/27(c)		3,856	3,683,233
Food Products — 0.1%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (3 mo. PRIME US + 3.00%, 0.75% Floor), 7.75%, 06/10/28(c)		4,961	4,557,492
JBS U.S.A. Lux SA (FKA JBS U.S.A. LLC), New Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.80%, 05/01/26(c)		3,282	3,159,382
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 5.17%, 09/23/27(c)		975	881,391
Sovos Brands Intermediate, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 06/08/28(c)		826	777,810
			9,376,075
Health Care Equipment & Supplies — 0.0%
Owens & Minor, Inc., Term B-1 Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.88%, 03/29/29(c)		3,437	3,403,011
Health Care Providers & Services — 0.0%
Change Healthcare Holdings LLC, Closing Date Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.17%, 03/01/24(c)		1,970	1,913,537
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 0.50% Floor), 9.88%, 11/01/29(c)		1,587	1,460,040
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.17%, 03/06/25(c)		1,124	1,073,337
			4,446,914
Hotels, Restaurants & Leisure — 0.8%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.75% Floor), 6.26%, 02/01/26(c)		2,016	1,814,539
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 5.42%, 02/01/26(c)		3,844	3,415,127
Aspen Owner LLC, Advance, (1 mo. CME Term SOFR US + 2.90%, 0.10% Floor), 4.16%, 02/09/25(c)(d)		14,555	14,296,992
Bally’s Corp., Term B Facility Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.37%, 10/01/28(c)		15,966	14,780,791
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 5.17%, 07/20/25(c)		2,164	2,081,657

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
DuPont Hotel Project Owner LLC, Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.69%, 04/01/24(c)(d)	USD	12,322	$ 10,843,615
ECL Entertainment LLC, Term B Loan, (3 mo. LIBOR US + 7.50%, 0.75% Floor), 9.75%, 04/30/28(c)		5,225	5,091,350
Enterprise Development Authority, Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.92%, 02/01/28(c)		3,295	3,134,015
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US + 4.00%, 0.50% Floor), 5.03%, 01/27/29(c)		7,363	6,771,518
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1 mo. LIBOR US + 3.75%, 0.50% Floor), 5.44%, 08/27/28(c)		1,911	1,817,423
Hilton Grand Vacations Borrower LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 4.67%, 08/02/28(c)		1,164	1,087,667
HLP Hotel LLC, Term Loan, 09/09/26(c)(d)(p)		12,200	12,017,000
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.92%, 12/10/28(c)		19,516	18,930,374
Jack Ohio Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.75% Floor), 6.42%, 10/04/28(c)(d)		8	7,137
Maverick Gaming LLC, Term B Facility Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 9.07%, 09/07/26(c)		2,804	2,556,152
Mensa II Austin Hotel LP, Promissory Note A-3, (1 mo. LIBOR US + 3.48%, 0.25% Floor), 4.28%, 06/01/24(c)(d)		10,770	10,603,801
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.17%, 05/31/26(c)		3,889	3,714,242
Raptor Acquisition Corp., Term B Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 6.10%, 11/01/26(c)		823	772,385
Scientific Games Holdings LP, Initial Dollar Term Loan (First Lien), (3 mo. CME Term SOFR US + 3.50%, 0.50% Floor), 4.18%, 04/04/29(c)		9,946	9,187,617
Sodalite Tahoe Hotel LLC, Term Loan, 10/25/26(c)(d)(p)		6,570	6,502,009
The Vinoy St. Petersburg, Note A, (3 mo. UNFND US + .00%, 0.50% Floor), 0.00%, 06/07/24(c)(d)		13,900	13,788,362
			143,213,773
Household Durables — 0.0%
ACProducts Holdings, Inc.
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 0.50% Floor), 6.50%, 05/17/28(c)		1,152	886,746
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 0.50% Floor), 5.92%, 05/17/28		3,455	2,660,236
MI Windows and Doors LLC, Term B-1 Loan, (1 mo. SOFR US + 3.50%, 0.50% Floor), 5.13%, 12/18/27(c)		1,943	1,818,426
			5,365,408
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 6.00%, 05/17/28(c)		1,239	1,032,196
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Initial Loan, (1 mo. CME Term SOFR US + 6.00%, 1.00% Floor), 7.65%, 12/22/26(c)	USD	1,680	$ 1,643,869
SWF Holdings I Corp., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 5.59%, 10/06/28(c)		1,986	1,626,056
			4,302,121
Independent Power and Renewable Electricity Producers — 0.1%
Green Plains Operating Co. LLC, Loan, (3 mo. LIBOR US + 8.00%, 0.00% Floor), 9.83%, 07/20/26(c)(d)		6,407	6,287,189
Talen Energy Supply LLC, Interim Term Loan, (3 mo. CME Term SOFR US + 4.75%, 0.75% Floor), 5.95%, 11/13/23(c)		6,307	6,226,207
			12,513,396
Interactive Media & Services — 0.1%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, (1 mo. FIXED US + 10.00%, 0.00% Floor), 10.00%, 04/01/26(c)(d)		14,505	13,735,843
IT Services — 0.1%
Avaya, Inc.
Tranche B-1 Term Loan, (1 mo. LIBOR US + 4.25%, 0.00% Floor), 5.57%, 12/15/27(c)		1,500	1,125,000
Tranche B-2 Term Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 5.32%, 12/15/27(c)		1,050	792,750
GoTo Group, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 6.35%, 08/31/27(c)		6,633	5,024,593
Surf Holdings S.a r.l., Dollar Tranche Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.00% Floor), 5.17%, 03/05/27(c)		2,026	1,898,370
			8,840,713
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (3 mo. LIBOR US + 4.00%, 0.75% Floor), 6.25%, 04/26/28(c)		4,374	4,160,718
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR US + 6.25%, 1.00% Floor), 7.25%, 11/20/28(c)		3,078	2,885,892
			7,046,610
Machinery — 0.1%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1 mo. CME Term SOFR US + 5.25%, 0.50% Floor), 6.53%, 02/08/29(c)		8,246	7,233,349
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.17%, 03/31/27(c)		790	743,371
Hydrofarm Holdings Group, Inc., Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 8.38%, 10/25/28(c)(d)		2,277	2,094,435
			10,071,155
Media — 0.1%
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 3.82%, 04/15/27(c)		4,447	4,123,253
DirecTV Financing LLC, Closing Date Term Loan, (1 mo. LIBOR US + 5.00%, 0.75% Floor), 6.67%, 08/02/27(c)		4,883	4,481,809

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Gray Television, Inc., Term D Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 4.06%, 12/01/28(c)	USD	6,070	$ 5,796,372
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 3.10%, 02/06/27(c)		477	458,681
Univision Communications, Inc.
2022 Incremental First-Lien Term Loan, (3 mo. CME Term SOFR US + 4.25%, 0.50% Floor), 6.25%, 06/10/29(c)		500	475,415
Initial First-Lien Term Loan, (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.92%, 01/31/29(c)		4	3,497
			15,339,027
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 5.67%, 06/11/28(c)		1,265	1,138,698
Multi-Utilities — 0.0%
PG&E Corp., Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 4.69%, 01/01/22(c)		7,682	7,224,749
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2021 Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.92%, 11/01/26(c)		11,375	10,856,549
DT Midstream, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.00%, 0.50% Floor), 3.69%, 06/10/28(c)		1,674	1,667,308
Southwestern Energy Co., Initial Loan, (3 mo. Term SOFR US + 2.50%, 0.50% Floor), 4.70%, 06/22/27(c)		4,233	4,105,748
			16,629,605
Personal Products — 0.0%
Olaplex, Inc., Initial Term Loan, (3 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.80%, 02/23/29(c)(d)		7,575	7,139,028
Pharmaceuticals — 0.0%
Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 5.17%, 05/05/28(c)		6,967	6,633,025
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3 mo. CME Term SOFR US + 5.00%, 0.75% Floor), 7.20%, 01/21/29(c)		3,788	3,633,302
Real Estate Management & Development — 0.3%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 3.24%, 03/09/24(c)(d)		16,472	16,376,392
HP LQ Investment LP, Term Loan, (1 mo. CME Term SOFR US + 3.00%, 0.00% Floor), 4.13%, 12/09/24(c)(d)		10,049	9,941,479
MUPR 3 Assets LLC, Facility, (1 mo. SOFR US + 2.75%, 0.00% Floor), 3.51%, 03/25/24(c)(d)		14,934	14,896,956
Paradise Plaza Associates LLC, Term Loan, 12/07/26(c)(d)(p)		12,149	11,947,736
			53,162,563
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc.
Initial Term Loan (First Lien), (1 yr. CME Term SOFR US + 3.35%, 0.50% Floor), 0.00%, 02/01/29		7,860	7,207,620
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Altar Bidco, Inc.
Initial Term Loan (First Lien), (6 mo. CME Term SOFR US + 3.35%, 0.50% Floor), 5.51%, 02/01/29(c)	USD	6,288	$ 5,766,096
Initial Term Loan (Second Lien), (6 mo. CME Term SOFR US + 5.60%, 0.50% Floor), 7.35%, 02/01/30(c)		6,180	5,572,321
			18,546,037
Software — 0.2%
Avaya, Inc., Term Loan, 12/15/27(c)(d)(p)		667	603,635
Barracuda Networks, Inc., 2020 Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 5.98%, 02/12/25(c)		1,975	1,953,487
ConnectWise LLC, Initial Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 5.75%, 09/30/28(c)		6,371	5,818,855
Informatica LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 4.44%, 10/29/28(c)		6,754	6,395,296
Interface Security Systems LLC, Initial Term Loan, (1 mo. LIBOR US + 7.00%, 1.75% Floor), 8.75%, 08/07/23(c)(d)		5,809	5,620,197
Ping Identity Corp., Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.89%, 11/23/28(c)(d)		2,494	2,412,703
Project Ruby Ultimate Parent Corp., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.92%, 03/10/28(c)		4,323	4,043,602
			26,847,775
Specialty Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.92%, 11/23/28(c)		5,347	5,037,424
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 4.49%, 01/29/28(c)(d)		6,818	5,931,797
LBM Acquisition LLC, Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.75%, 0.75% Floor), 5.42%, 12/18/27(c)		10,850	8,866,836
Park River Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 4.22%, 12/28/27(c)		1,211	985,259
SRS Distribution, Inc., 2021 Refinancing Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.02%, 06/04/28(c)		5,499	5,062,237
			25,883,553
Technology Hardware, Storage & Peripherals — 0.1%
Everi Holdings, Inc., Term B Loan, (3 mo. LIBOR US + 2.50%, 0.50% Floor), 4.75%, 08/03/28(c)		4	3,397
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.75%, 0.75% Floor), 8.98%, 08/06/29(c)		4,728	4,047,168
Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.93%, 04/27/28(c)		11,938	10,226,747
			14,277,312
Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 4.67%, 04/16/28(c)		3,489	3,116,998

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc., Advances, (1 mo. SOFR US + 3.00%, 0.00% Floor), 3.89%, 07/24/25(c)(d)	USD	18,650	$ 18,603,375
Total Floating Rate Loan Interests — 3.5% (Cost: $683,100,115)			646,247,996
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	1,476,090
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.63%, 11/07/24(e)		2,309	2,375,095
China — 0.0%
Sino-Ocean Land Treasure III Ltd., 4.90%(e)(l)		714	285,734
Colombia — 0.0%
Ecopetrol SA, 6.88%, 04/29/30		3,233	2,841,807
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	1,472,624
4.38%, 02/15/31(a)		1,447	1,099,991
			5,414,422
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau
0.38%, 05/20/36(e)	EUR	15,656	12,653,114
1.13%, 03/31/37(e)		60,741	53,994,489
1.13%, 06/15/37(e)		9,840	8,705,864
			75,353,467
Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29(e)	USD	1,100	1,075,113
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(e)		300	296,004
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)		1,590	1,546,573
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(e)		2,000	1,862,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)		1,560	1,496,430
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(e)		1,650	1,433,231
2.80%, 02/10/31(e)		200	164,634
Oil India International Pte Ltd., 4.00%, 04/21/27(e)		290	278,636
Oil India Ltd., 5.13%, 02/04/29(e)		1,300	1,281,556
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)		1,570	1,511,420
Power Finance Corp. Ltd., 4.50%, 06/18/29(e)		2,634	2,457,522
REC Ltd., 3.88%, 07/07/27(e)		559	528,185
			12,856,691
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		1,320	1,191,445
Freeport Indonesia PT, 4.76%, 04/14/27(a)		1,330	1,273,475
Pertamina Persero PT, 5.63%, 05/20/43(e)		1,850	1,698,531
Perusahaan Listrik Negara PT, 5.38%, 01/25/29(e)		2,000	1,982,720
			6,146,171
Kuwait — 0.0%
MEGlobal Canada ULC, 5.88%, 05/18/30(e)		1,350	1,419,019
Security		Par (000)	Value
Malaysia — 0.0%
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(e)	USD	300	$ 288,244
4.85%, 11/01/28(e)		2,310	2,355,911
			2,644,155
Mexico — 0.2%
Petroleos Mexicanos
7.19%, 09/12/24	MXN	62,757	2,843,415
6.88%, 10/16/25	USD	1,365	1,269,450
8.75%, 06/02/29(a)		7,710	6,897,077
6.70%, 02/16/32		26,239	19,876,042
5.50%, 06/27/44		1,366	776,571
6.75%, 09/21/47		1,997	1,223,163
			32,885,718
Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(a)		1,267	1,193,197
Qatar — 0.0%
Qatar Petroleum
3.13%, 07/12/41(e)		750	589,594
3.30%, 07/12/51(e)		700	541,756
			1,131,350
Singapore — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27(e)		1,270	1,219,597
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(e)		2,687	2,257,584
Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(a)		1,374	329,760
United Arab Emirates — 0.0%
DP World Salaam, 6.00%(e)(l)		1,100	1,103,094
United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,775	1,717,312
Total Foreign Agency Obligations — 0.8% (Cost: $183,107,291)			150,883,569
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		2,203	1,762,400
Argentina — 0.0%
Republic of Argentina, 1.13%, 07/09/35(b)		7,448	1,556,632
Colombia — 0.1%
Colombian TES
7.00%, 03/26/31	COP	11,174,000	2,026,322
7.25%, 10/18/34		9,846,000	1,695,503
Republic of Colombia
4.50%, 03/15/29	USD	7,982	6,895,949
4.13%, 02/22/42		1,258	790,024
4.13%, 05/15/51		2,025	1,216,012
			12,623,810
Côte d’Ivoire — 0.0%
Republic of Côte d’Ivoire, 6.63%, 03/22/48(e)	EUR	2,005	1,400,278
Cyprus — 0.1%
Republic of Cyprus, 0.95%, 01/20/32(e)		20,630	17,008,912
Dominican Republic — 0.0%
Dominican Republic, 5.50%, 02/22/29(a)	USD	4,113	3,573,940
Finland — 0.1%
Republic of Finland, 1.38%, 04/15/47(a)(e)	EUR	18,400	16,411,804

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France — 0.0%
Republic of France, 0.75%, 05/25/52(e)	EUR	6,780	$ 4,522,847
Ghana — 0.0%
Republic of Ghana, 7.63%, 05/16/29(e)	USD	1,505	722,400
Hungary — 0.0%
Republic of Hungary, 5.50%, 06/16/34(a)		3,865	3,749,583
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27(e)		700	688,100
2.80%, 06/23/30(e)		2,010	1,763,524
Republic of Indonesia
4.10%, 04/24/28		500	491,188
4.75%, 02/11/29		1,390	1,402,315
2.85%, 02/14/30		2,600	2,314,487
3.05%, 03/12/51		11,595	8,798,982
			15,458,596
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31		16,739	13,776,197
4.50%, 01/31/50		25,868	20,101,053
4.40%, 02/12/52		7,968	5,995,920
			39,873,170
Mongolia — 0.0%
Mongolian People’s Republic, 5.13%, 04/07/26(e)		1,503	1,337,835
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		7,669	7,320,540
4.50%, 04/01/56		10,739	8,552,942
			15,873,482
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		6,860	6,726,230
3.55%, 03/10/51		9,365	6,981,608
			13,707,838
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,838,521
6.38%, 10/23/34		780	874,661
2.65%, 12/10/45		600	411,066
3.20%, 07/06/46		12,110	9,023,282
			21,147,530
Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(f)(k)	RUB	909,930	1,406,256
South Africa — 0.0%
Republic of South Africa, 7.30%, 04/20/52	USD	4,604	3,683,200
Sri Lanka — 0.0%
Republic of Sri Lanka
5.75%, 04/18/23(e)(f)(k)		200	62,163
6.85%, 03/14/24(e)(f)(k)		628	175,909
6.35%, 06/28/24(e)(f)(k)		459	128,570
6.83%, 07/18/26(e)(f)(k)		200	65,663
			432,305
Ukraine — 0.0%
Ukraine Government
7.38%, 09/25/32(a)		1,654	405,230
7.25%, 03/15/33(a)		2,078	509,110
			914,340
Security		Par (000)	Value
Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27	USD	5,923	$ 5,990,755
5.10%, 06/18/50		6,207	6,225,220
			12,215,975
Total Foreign Government Obligations — 1.0% (Cost: $246,330,205)			189,383,133
	Shares
Investment Companies
Equity Funds — 0.0%
Invesco QQQ Trust Series 1(i)	100	28,028
Fixed-Income Funds — 0.1%
Invesco BulletShares 2022 High Yield Corporate Bond ETF	136,000	2,998,800
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)(q)	151,800	16,702,554
		19,701,354
Total Investment Companies — 0.1% (Cost: $20,069,303)		19,729,382
		Par (000)
Municipal Bonds
California — 0.4%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	12,893,125
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	5,106,748
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	618,247
GO, 6.76%, 07/01/34		9,940	11,824,586
State of California
GO, 7.55%, 04/01/39		4,000	5,437,468
Refunding GO, 4.60%, 04/01/38		22,215	22,478,386
University of California, RB, 4.86%, 05/15/2112		2,467	2,329,137
			60,687,697
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,263	3,841,503
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	17,711,549
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	936,908
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		3,126	4,150,709
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,105,605
RB, 6.67%, 11/15/39		470	569,532
RB, Series E, 6.81%, 11/15/40		1,025	1,244,263
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	1,011,694
RB, 5.88%, 06/15/44		1,665	2,007,982

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40	USD	1,470	$ 1,613,107
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,137,878
RB, 4.96%, 08/01/46		5,020	5,304,123
RB, 4.93%, 10/01/51		1,400	1,485,701
			17,479,885
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	5,154,946
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,992,744
State of Texas, GO, 5.52%, 04/01/39		5,715	6,522,035
			11,514,779
Total Municipal Bonds — 0.7% (Cost: $130,608,445)			121,477,976
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.6%
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		47,512	44,044,700
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,248,923
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,498	13,087,601
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)(d)		25,770	25,228,406
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)(d)		1,244	1,116,510
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)(d)		664	590,892
Series 2022-A, Class B, 3.00%, 10/25/61(a)(d)		4,977	3,583,656
Series 2022-A, Class C, 3.00%, 10/25/61(a)(d)		2,489	3,363,976
Series 2022-A, Class M1, 3.00%, 10/25/61(a)(d)		726	617,208
Series 2022-A, Class M2, 3.00%, 10/25/61(a)(d)		3,256	2,567,356
Series 2022-A, Class M3, 3.00%, 10/25/61(a)(d)		207	151,828
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)(d)		32,057	31,374,053
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)(d)		937	848,857
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)(d)		803	722,373
Series 2022-B, Class B, 3.00%, 03/27/62(a)(d)		4,464	3,222,629
Series 2022-B, Class C, 3.00%, 03/27/62(a)(d)		2,326	3,876,599
Series 2022-B, Class M1, 3.00%, 03/27/62(a)(d)		603	517,619
Series 2022-B, Class M2, 3.00%, 03/27/62(a)(d)		2,991	2,382,655
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.42%, 10/25/46(c)		661	489,169
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 1.83%, 10/25/46(c)		1,789	1,024,282
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.40%, 11/25/46(c)		3,040	975,359
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.18%, 02/25/47(c)	USD	644	$ 296,471
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		1,254	1,206,533
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		424	421,632
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		2,017	1,927,110
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(c)		4,120	3,859,562
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.32%, 07/31/57(a)(c)		7,817	3,096,670
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 4.47%, 09/27/46(a)(c)		1,666	1,663,419
ARI Investments LLC
Series 2017-1, Class A, 4.02%, 01/06/25(d)		2,145	2,139,663
Series 2019-1, 4.02%, 01/30/25(d)		2,917	2,815,125
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,621	985,620
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		1,134	1,093,440
Barclays Mortgage Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		26,575	25,254,480
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,994,744
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		7,105	6,572,337
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 1.31%, 05/28/36(a)(c)		2,706	2,584,182
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 1.94%, 01/25/47(c)		990	874,123
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		166	122,729
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 1.90%, 08/25/36(c)		502	488,349
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 1.79%, 03/25/37(c)		226	205,145
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 1.76%, 03/25/37(c)		394	341,310
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 1.83%, 06/25/37(c)		364	339,035
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(q)		3	2,571
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		19,529	9,882,121
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,699	2,541,300
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,271	1,038,551
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,851	3,128,136
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		583	527,285
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		466	445,509

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 1.97%, 06/25/35(c)	USD	2,967	$ 2,535,459
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 2.22%, 01/25/36(c)		407	360,893
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.48%, 02/25/36(c)		532	479,196
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,440	845,746
Series 2006-15CB, Class A1, 6.50%, 06/25/36		325	186,017
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.02%, 08/25/36(c)		4,921	1,090,735
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 2.21%, 11/25/46(c)		2,244	1,806,766
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 2.00%, 10/25/46(c)		2,580	2,330,128
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.68%), 2.30%, 10/25/46(c)		4,105	3,192,144
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 1.80%, 03/20/47(c)		6,036	4,855,996
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 2.00%, 07/25/46(c)		294	254,723
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 2.08%, 11/25/36(c)		1,616	1,497,032
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 2.12%, 07/25/46(c)		1,933	1,781,091
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,139	1,251,833
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		279	150,067
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.28%), 1.90%, 04/25/47(c)		694	604,580
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.36%), 1.98%, 04/25/47(c)		15	915
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.36%), 1.98%, 06/25/47(c)		243	185,078
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.48%), 2.10%, 08/25/47(c)		309	262,831
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 2.16%, 02/25/35(c)		163	150,351
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.44%, 04/25/46(c)		1,212	420,124
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 2.02%, 04/25/46(c)		465	407,724
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,584	3,686,817
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	3,523,011
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		12,023	11,191,629
Credit Suisse Mortgage Trust
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 1.21%, 02/27/36(a)(c)		513	500,269
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 1.13%, 08/27/36(a)(c)		902	707,434
Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(c)		4,796	4,596,077
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 2.97%, 11/25/35(c)	USD	1,210	$ 245,325
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,766,003
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 1.79%, 08/25/47(c)		880	928,990
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.50%), 1.52%, 01/27/37(a)(c)		5	5,101
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		330	287,936
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		210	183,617
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.48%, 03/25/36(c)		590	566,926
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class B4, 4.34%, 11/25/49(a)(c)		1,476	1,447,491
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		85	100,403
Series 2007-OA2, Class 2A1, 2.34%, 06/25/47(c)		983	652,460
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 1.82%, 12/19/36(c)		11,215	9,807,190
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 1.86%, 07/19/47(c)		471	427,244
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(c)		4,767	4,671,696
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,594,092
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 2.14%, 03/25/35(c)		848	859,194
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 2.12%, 10/25/35(c)		614	583,211
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. LIBOR US + 0.34%), 1.96%, 11/25/36(c)		1,129	994,753
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 1.86%, 07/25/36(c)		348	325,525
Series 2007-AR19, Class 3A1, 3.06%, 09/25/37(c)		2,618	1,838,879
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 1.86%, 08/25/37(c)		614	550,140
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 2.04%, 03/25/37(c)		1,141	1,129,790
Series 2007-A2, Class 2A1, 3.33%, 05/25/37(c)		209	183,050
JPMorgan Mortgage Trust
Series 2021-4, Class B1, 2.89%, 08/25/51(a)(c)		15,660	12,647,239
Series 2021-4, Class B2, 2.89%, 08/25/51(a)(c)		3,973	3,187,605
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,750	2,984,222
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		10,072	8,440,924

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)	USD	1,319	$ 913,302
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		462	302,400
Series 2021-INV5, Class B6, 3.05%, 12/25/51(a)(c)		1,583	591,089
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		29,098	26,284,840
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	7,664,601
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		6,022	5,085,230
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,337	2,821,166
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		783	651,237
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,089	863,666
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		579	400,947
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		238	155,705
Series 2021-INV7, Class B6, 3.22%, 02/25/52(a)(c)		783	283,174
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		1,692	1,648,545
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		20,803	19,502,306
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 1.90%), 3.52%, 09/25/47(c)		2,097	2,472,566
Series 2007-20N, Class A1, (1 mo. LIBOR US + 2.30%), 2.77%, 12/25/37(c)		558	571,568
Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 3.63%, 06/30/23(a)(c)		22,224	22,064,156
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.32%, 08/25/37(a)(c)		714	445,433
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		10,549	7,066,675
Series 2021-VFN1, Class Note, 3.00%, 08/25/28(d)		19,616	19,198,854
Mello Warehouse Securitization Trust, Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 4.37%, 04/25/55(a)(c)		1,090	1,066,876
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.42%), 2.04%, 04/25/37(c)		1,312	1,128,513
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.24%, 05/25/36(c)		745	675,616
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		211	204,968
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	3,051,866
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 1.33%, 12/26/46(a)(c)		767	723,274
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 1.40%, 04/16/36(a)(c)	USD	2,654	$ 2,482,387
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		2,040	1,811,193
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		468	425,402
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,025	1,009,764
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	4,768,886
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		336	325,766
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		534	137,021
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 2.04%, 06/25/37(c)		301	266,630
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		13,229	12,815,165
RALI Trust, Series 2007-QH9, Class A1, 1.57%, 11/25/37(c)		529	477,372
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		16,495	15,697,204
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 1.96%, 06/25/35(a)(c)		298	292,660
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 2.02%, 09/25/35(a)(c)		94	83,333
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(c)		3,500	3,413,241
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	7,670,967
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.63%, 08/25/36(c)		5,243	3,725,742
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,841,825
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,894	1,566,953
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.56%, 05/25/57(c)		528	261,438
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	14,595,960
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.98%, 07/20/37(c)		846	703,983
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.02%, 04/25/36(c)		602	401,740
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.38%), 2.00%, 06/25/36(c)		1,880	1,636,782
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 2.04%, 05/25/46(c)		338	224,751
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.34%, 06/25/46(c)		1,104	800,370
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 4.78%, 06/25/47(c)		68	64,908
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(d)		28,642	27,707,997
Series 21-1, Class CERT, 2.38%, 02/01/51(d)		7,160	9,027,869
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,096	1,093,011

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)	USD	835	$ 832,664
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		1,061	1,015,447
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,988,293
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		2,312	2,093,164
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,848,168
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,779,209
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	1,120,065
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	772,135
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	1,014,464
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(a)(c)		182	182,136
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		1,343	1,293,452
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	610,786
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,405,325
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		967	823,547
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,905	1,803,235
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		913	825,234
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		354	319,975
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 1.23%, 06/25/47(c)		2,646	2,324,224
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.47%, 06/25/47(c)		1,277	1,061,098
Western Alliance CLN, Series 2021-CL1, Class M, 7.70%, 12/28/24		54,690	54,658,248
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 4.08%, 07/25/59(a)(c)		9,244	9,155,305
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 4.63%, 07/25/59(a)(c)		9,299	9,210,326
			674,450,868
Commercial Mortgage-Backed Securities — 4.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(c)		600	575,662
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(c)		6,157	5,742,367
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(c)		1,110	992,804
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(c)		480	405,235
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		2,463	2,013,503
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 2.73%, 09/15/34(a)(c)		2,920	2,780,153
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 3.31%, 09/15/34(a)(c)		5,835	5,545,032
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 4.02%, 09/15/34(a)(c)		630	582,998
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 4.42%, 04/15/34(a)(c)		2,670	2,530,953
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(a)	USD	636	$ 418,026
AREIT LLC, Series 2022-CRE7, Class A, (1 mo. CME Term SOFR + 2.24%), 3.24%, 06/17/39(a)(c)		5,030	4,996,573
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 3.42%, 04/15/35(a)(c)		740	691,995
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 3.27%, 12/15/36(a)(c)		4,840	4,474,813
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 4.37%, 12/15/36(a)(c)		568	510,823
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		2,691	2,424,534
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 2.33%, 11/15/33(a)(c)		150	140,903
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 2.73%, 11/15/33(a)(c)		2,870	2,652,893
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 2.83%, 11/15/32(a)(c)		970	849,739
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 3.33%, 11/15/32(a)(c)		1,930	1,598,079
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 2.67%, 09/15/34(a)(c)		350	332,424
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 3.02%, 09/15/34(a)(c)		3,275	3,096,239
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	990,951
Series 2021-BN37, Class A5, 2.62%, 11/15/64(c)		4,043	3,526,892
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 2.10%, 11/25/35(a)(c)		1,839	1,667,361
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 2.07%, 01/25/36(a)(c)		3,781	3,423,251
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 2.21%, 01/25/36(a)(c)		59	53,440
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 2.30%, 01/25/36(a)(c)		156	141,447
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 2.16%, 04/25/36(a)(c)		201	180,376
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 2.04%, 07/25/36(a)(c)		663	605,218
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.38%), 2.00%, 10/25/36(a)(c)		300	278,442
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.45%), 2.07%, 10/25/36(a)(c)		209	194,497
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.35%), 1.97%, 12/25/36(a)(c)		1,184	1,091,287
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 1.89%, 03/25/37(a)(c)		955	873,212
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 3.12%, 12/25/37(a)(c)		5,150	4,671,097
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 4.12%, 04/25/38(a)(c)		1,806	1,765,829
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 4.82%, 08/15/36(a)(c)		1,807	1,688,939

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)	USD	980	$ 736,515
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 2.05%, 03/15/37(a)(c)		918	875,391
Series 2021-C12, Class A5, 2.69%, 11/15/54		7,905	6,902,701
Series 2022-C16, Class A5, 4.60%, 06/15/55(c)		5,180	5,290,236
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,105	2,021,316
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(c)		790	714,155
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)		207	204,180
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 2.42%, 04/15/36(a)(c)		3,731	3,532,601
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 2.67%, 04/15/36(a)(c)		4,582	4,277,204
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 2.92%, 04/15/36(a)(c)		4,292	3,978,754
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 3.42%, 04/15/36(a)(c)		3,650	3,368,701
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 4.22%, 04/15/36(a)(c)		3,508	3,233,273
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 5.12%, 04/15/36(a)(c)		3,947	3,642,960
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 6.23%, 04/15/36(a)(c)		2,773	2,563,832
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.19%, 04/10/51(a)(c)		210	164,906
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	4,709,938
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)		3,610	2,989,992
Series 2021-B27, Class A5, 2.39%, 07/15/54		5,289	4,536,821
Series 2021-B29, Class A5, 2.39%, 09/15/54		3,136	2,682,436
Series 2022-B34, Class A5, 3.79%, 04/15/55(c)		4,746	4,542,103
Series 2022-B35, Class A5, 4.59%, 05/15/55(c)		3,280	3,318,161
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 5.02%, 10/15/35(a)(c)		5,885	5,531,906
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 2.57%, 07/15/35(a)(c)		2,770	2,663,133
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.97%, 07/15/54(c)		2,336	2,419,466
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1 mo. CME Term SOFR + 1.77%), 2.27%, 05/15/39(a)(c)		4,682	4,587,283
BPR Trust, Series 2022-SSP, Class A, (1 mo. CME Term SOFR + 3.00%), 4.28%, 05/15/39(a)(c)		1,270	1,258,301
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	2,881,246
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,291,250
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	226,284
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(c)		250	227,856
BX Commercial Mortgage Trust
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 3.62%, 10/15/36(a)(c)		18,463	17,493,816
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.97%, 10/15/36(a)(c)	USD	25,571	$ 24,036,724
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,550	2,134,395
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		320	280,964
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,098	3,514,166
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 4.07%, 10/15/37(a)(c)		3,512	3,266,321
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 3.50%, 10/15/36(a)(c)		5,661	5,261,616
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 4.14%, 12/15/38(a)(c)		8,799	8,180,465
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 2.23%, 02/15/33(a)(c)(d)		14,244	13,781,530
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 3.47%, 02/15/33(a)(c)(d)		8,727	8,443,796
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 5.57%, 02/15/33(a)(c)(d)		5,842	5,652,385
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 2.00%, 06/15/38(a)(c)		815	782,085
Series 2022-CSMO, Class C, (1 mo. CME Term SOFR + 3.89%), 4.64%, 06/15/27(a)(c)		1,760	1,724,787
Series 2022-LP2, Class F, (1 mo. CME Term SOFR + 3.26%), 4.59%, 02/15/39(a)(c)		3,142	2,903,336
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,056,965
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	7,191,720
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		8,492	6,822,082
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 3.22%, 10/15/36(a)(c)		2,090	1,945,694
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 4.47%, 10/15/36(a)(c)		6,604	5,961,127
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 3.73%, 02/15/36(a)(c)		6,390	5,882,114
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 3.73%, 02/15/36(a)(c)		5,128	4,652,520
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 4.33%, 02/15/36(a)(c)		8,390	7,685,500
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 4.33%, 02/15/36(a)(c)		6,640	6,016,561
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 3.57%, 01/15/34(a)(c)		1,650	1,543,771
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 01/15/34(a)(c)		2,550	2,369,244
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 4.13%, 06/15/38(a)(c)		12,015	11,052,506
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 5.08%, 06/15/38(a)(c)		10,580	9,697,244
Series 2022-IND, Class E, (1 mo. CME Term SOFR + 3.99%), 5.32%, 04/15/37(a)(c)		9,689	9,165,705
Series 2022-LBA6, Class D, (1 mo. CME Term SOFR + 2.00%), 3.28%, 01/15/39(a)(c)		2,890	2,734,308
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(c)		750	659,449
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(c)		1,450	1,240,445

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(c)	USD	590	$ 517,567
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(c)		1,240	1,054,493
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		2,789	1,995,383
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 3.07%, 12/15/37(a)(c)		3,619	3,482,149
Cassia SRL, Series 2022-1A, Class A, (3 mo. EURIBOR + 2.50%), 2.50%, 05/22/34(a)(c)	EUR	8,023	7,995,145
CD Mortgage Trust, Series 2017-CD5, Class B, 3.96%, 08/15/50(c)	USD	2,091	1,957,624
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	403,538
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,847,262
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,253,226
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,148,121
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)(c)		670	661,235
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,643	2,378,996
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 2.82%, 06/15/34(a)(c)		7,238	6,998,588
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)		440	433,329
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	951,574
Series 2016-C1, Class D, 5.11%, 05/10/49(a)(c)		450	398,336
Series 2016-GC37, Class C, 5.09%, 04/10/49(c)		640	608,357
Series 2016-P3, Class C, 5.05%, 04/15/49(c)		30	27,872
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,163,638
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	1,957,849
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,118,425
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		5,271	5,300,125
Series 2019-PRM, Class F, 4.89%, 05/10/36(a)(c)		5,180	5,193,663
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		7,200	7,034,244
Series 2019-SMRT, Class E, 4.90%, 01/10/36(a)(c)		419	405,801
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(c)		1,540	1,132,225
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	827,480
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 11/15/37(a)(c)		5,394	5,258,170
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 4.09%, 11/15/37(a)(c)		9,270	8,972,287
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 4.82%, 11/15/37(a)(c)		4,266	4,052,474
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.82%, 02/10/47(c)		3,920	3,864,280
Series 2014-CR18, Class A4, 3.55%, 07/15/47		324	319,968
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates
Series 2015-LC21, Class C, 4.48%, 07/10/48(c)	USD	967	$ 908,685
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,363	1,343,582
Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(c)		2,170	1,953,470
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,334	1,313,681
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,023,168
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		630	522,929
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 3.67%, 12/15/31(a)(c)		2,560	2,355,257
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 05/15/36(a)(c)		2,600	2,495,250
Series 2022-LION, 3.95%, 02/15/24		10,100	10,003,646
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(c)		1,729	1,640,889
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 12/15/30(a)(c)		900	892,133
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	757,447
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 6.19%, 10/15/37(a)(c)		4,380	4,159,403
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(c)		710	642,109
Series 2020-NET, Class E, 3.83%, 08/15/37(a)(c)		3,580	3,219,902
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 4.83%, 11/15/38(a)(c)(d)		1,166	1,096,040
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,136,043
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,336,321
Series 2018-C14, Class C, 5.09%, 11/15/51(c)		300	269,768
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		460	454,361
Series 2018-CX12, Class C, 4.90%, 08/15/51(c)		570	520,155
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	3,994,373
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	2,612,052
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	5,387,539
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.98%), 2.30%, 06/15/33(a)(c)		2,890	2,766,539
Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		1,144	843,065
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,380,991
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,467,381
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		1,800	1,694,197
Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(c)		3,560	3,284,063
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,270	1,156,357

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 4.44%, 11/15/38(a)(c)	USD	6,008	$ 5,507,012
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.94%, 11/15/38(a)(c)		2,327	2,130,860
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 3.58%, 07/15/38(a)(c)		4,995	4,819,644
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 4.18%, 07/15/38(a)(c)		7,981	7,627,688
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 5.03%, 07/15/38(a)(c)		8,329	7,998,300
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(c)		1,190	1,100,531
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		120	116,592
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(c)		1,043	1,009,431
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 02/15/38(a)(c)		1,870	1,810,220
Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 3.67%, 02/15/38(a)(c)		440	417,840
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(c)		3,335	2,351,495
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,776,691
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(a)(c)		1,210	1,208,663
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,286,256
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 3.82%, 11/15/37(a)(c)		320	313,331
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 5.02%, 11/15/37(a)(c)		200	195,632
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 4.76%, 11/15/36(a)(c)		1,835	1,713,635
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)		1,507	1,489,431
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	134,428
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(c)		1,100	974,881
Series 2015-GC32, Class C, 4.57%, 07/10/48(c)		290	273,817
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	659,003
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		305	241,101
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)(d)		520	456,352
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,384,296
HONO Mortgage Trust, Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 4.67%, 10/15/36(a)(c)		1,089	1,028,539
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)		2,178	1,813,882
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)	USD	4,179	$ 3,231,589
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,502,521
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(a)(c)		1,600	1,514,428
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(a)(c)		810	756,216
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	674,835
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,536,294
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B, 4.70%, 09/15/47(c)		670	642,371
Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		1,873	1,642,911
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	953,770
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 4.27%, 04/15/38(a)(c)		6,630	6,090,005
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%, 01/15/49(c)		710	681,136
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)		647	598,316
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,138,751
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	302,107
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,789,740
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.06%), 2.71%, 06/15/35(a)(c)		1,938	1,887,046
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(a)		913	898,408
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,567,782
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 3.48%, 07/15/36(a)(c)		2,460	2,309,155
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 07/15/36(a)(c)		4,361	4,007,598
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 4.10%, 10/15/33(a)(c)		1,600	1,511,412
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 3.77%, 04/15/38(a)(c)		8,804	8,140,674
Series 2022-NLP, Class F, (1 mo. CME Term SOFR + 3.54%), 4.82%, 04/15/37(a)(c)		5,650	5,197,719
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		4,220	3,536,586
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 3.37%, 12/15/37(a)(c)		2,490	2,289,884
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 3.12%, 05/15/36(a)(c)		11,283	10,882,297
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 3.32%, 05/15/36(a)(c)		2,550	2,403,617
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1 mo. LIBOR US + 0.45%), 2.07%, 09/25/36(a)(c)		2,106	2,015,074

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 1.87%, 03/25/37(a)(c)	USD	249	$ 247,372
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 3.67%, 03/15/38(a)(c)		7,844	7,302,845
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.30%, 04/20/48(a)(c)		180	176,796
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(a)(c)		1,085	1,010,535
Series 2017-330M, Class E, 4.17%, 08/15/34(a)(c)		1,846	1,717,294
Med Trust, Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 6.58%, 11/15/38(a)(c)		33,853	30,478,061
MF1, Series 2021-W10, Class G, (1 mo. CME Term SOFR + 4.22%), 5.50%, 12/15/34(a)(c)(d)		1,005	924,600
MFT Trust
Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(c)		6,719	5,496,136
Series 2020-ABC, Class D, 3.59%, 02/10/42(a)(c)		1,098	872,901
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 3.43%, 04/15/38(a)(c)		15,630	14,710,384
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 3.93%, 04/15/38(a)(c)		6,420	5,968,714
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,001,919
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(c)		110	99,575
Series 2015-C25, Class B, 4.68%, 10/15/48(c)		2,910	2,835,908
Series 2015-C25, Class C, 4.68%, 10/15/48(c)		430	406,911
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		234	213,576
Morgan Stanley Capital I Trust
Series 2014-150E, Class D, 4.44%, 09/09/32(a)(c)		3,015	2,789,281
Series 2014-150E, Class F, 4.44%, 09/09/32(a)(c)		508	451,826
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		420	413,873
Series 2015-MS1, Class C, 4.17%, 05/15/48(c)		1,060	975,065
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 3.27%, 11/15/34(a)(c)(d)		471	467,091
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 3.92%, 11/15/34(a)(c)(d)		6,092	6,090,782
Series 2017-H1, Class C, 4.28%, 06/15/50(c)(d)		560	556,612
Series 2017-H1, Class D, 2.55%, 06/15/50(a)(d)		3,770	2,963,220
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	331,626
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	172,878
Series 2018-H3, Class C, 5.03%, 07/15/51(c)(d)		420	439,249
Series 2018-H4, Class C, 5.24%, 12/15/51(c)		670	609,608
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	922,458
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,730	2,131,069
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 07/15/35(a)(c)		1,410	1,365,709
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 3.87%, 07/15/35(a)(c)		417	391,866
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,450,187
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(c)	USD	1,066	$ 1,006,627
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		120	85,506
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	424,399
MSCG Trust
Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 10/15/37(a)(c)		743	705,677
Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 4.37%, 10/15/37(a)(c)		3,450	3,265,079
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(c)		1,650	1,496,171
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 2.68%, 03/15/39(a)(c)		6,160	6,049,428
Series 2022-LPFL, Class F, (1 mo. CME Term SOFR + 5.29%), 6.56%, 03/15/39(a)(c)		5,305	5,010,367
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 06/15/35(a)(c)		425	412,081
Series 2018-RIVA, Class E, (1 mo. CME Term SOFR + 2.79%), 4.07%, 02/15/33(a)(c)		533	527,490
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,002,198
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,292,779
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 4.15%, 08/18/25(a)(c)		19,914	19,784,012
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		2,910	2,289,400
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		4,327	4,073,532
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 4.07%, 01/15/36(a)(c)		960	913,266
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.47%), 3.72%, 06/25/37(a)(c)		2,301	2,282,731
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. CME Term SOFR + 2.25%), 3.73%, 01/19/37(a)(c)		16,885	16,764,188
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1 day SONIA + 2.22%), 2.83%, 05/17/29(a)(c)	GBP	1,154	1,393,619
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(c)	USD	2,200	1,798,827
SMRT, Series 2022-MINI, Class E, (1 mo. CME Term SOFR + 2.70%), 3.98%, 01/15/39(a)(c)		1,550	1,426,642
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 3.95%, 11/15/38(a)(c)		5,400	4,979,718
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 3.94%, 11/15/36(a)(c)		4,101	3,828,762
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 5.24%, 11/15/36(a)(c)		1,378	1,285,869
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 3.47%, 05/15/37(a)(c)		7,300	7,100,307
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 06/15/26(a)(c)		1,830	1,678,327

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
TPGI Trust
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 5.17%, 06/15/26(a)(c)	USD	1,275	$ 1,166,991
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	851,329
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.19%, 08/10/49(a)(c)		570	567,612
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		303	276,499
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		183	166,132
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		171	162,547
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		875	812,251
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		947	872,758
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		12,604	11,912,056
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,203	1,049,641
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(c)		3,390	3,015,621
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 2.94%, 01/15/59(c)		3,077	3,068,387
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 2.56%, 06/15/49(a)(c)		1,830	1,840,554
Series 2017-C39, Class D, 4.48%, 09/15/50(a)(c)		594	497,989
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(c)		1,172	826,680
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 2.11%, 12/13/31(a)(c)		1,508	1,482,589
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		1,987	1,844,987
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	259,315
Series 2018-C45, Class C, 4.73%, 06/15/51		530	484,888
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,535,556
Series 2019-C52, Class C, 3.56%, 08/15/52(d)		465	406,875
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 3.41%, 02/15/37(a)(c)		1,530	1,440,533
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 4.06%, 02/15/37(a)(c)		1,300	1,211,937
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	713,349
			831,230,247
Interest Only Collateralized Mortgage Obligations — 0.1%
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		56,951	1,403,699
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		6,115	173,939
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		110,077	947,389
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		29,852	776,377
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		18,653	406,836
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	421,723
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,250	84,533
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		58,512	721,345
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 3.84%, 07/25/56(a)(c)	USD	3,067	$ 298,879
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.98%, 02/25/38(a)(c)		12,528	3,592,639
			8,827,359
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(c)		13,000	105,894
BANK, Series 2019-BN20, Class XB, 0.46%, 09/15/62(c)		39,279	897,930
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.74%, 02/15/50(c)		11,850	294,204
Series 2017-BNK3, Class XD, 1.39%, 02/15/50(a)(c)		5,000	249,500
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.09%, 08/10/35(a)(c)		16,805	598,429
Series 2020-C7, Class XB, 1.10%, 04/15/53(c)		1,596	103,838
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.20%, 03/15/52(c)		13,271	700,082
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		7,100	224,857
Series 2021-B23, Class XA, 1.38%, 02/15/54(c)		27,505	2,035,045
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(a)(c)		5,497	283,871
Series 2016-C4, Class XB, 0.86%, 05/10/58(c)		5,810	142,984
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(c)		46,500	2,604,065
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.13%, 03/10/46(c)		15,573	19,431
Series 2015-3BP, Class XA, 0.17%, 02/10/35(a)(c)		150,000	354,000
Series 2015-CR25, Class XA, 0.97%, 08/10/48(c)		4,448	91,986
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	256,894
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.22%, 11/15/50(c)		12,490	147,982
Series 2019-C16, Class XA, 1.72%, 06/15/52(c)		30,393	2,496,644
Series 2019-C17, Class XA, 1.50%, 09/15/52(c)		10,289	704,267
Series 2019-C17, Class XB, 0.70%, 09/15/52(c)		19,090	649,251
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(c)		21,535	399,044
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	226,229
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		151,210	752,148
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		21,000	149,188

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.95%, 11/10/52(c)	USD	8,013	$ 374,554
Series 2020-GSA2, Class XA, 1.85%, 12/12/53(a)(c)		18,586	1,895,467
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.97%, 09/15/47(c)		1,807	24,294
Series 2014-C23, Class XA, 0.75%, 09/15/47(c)		24,110	251,530
Series 2015-C29, Class XA, 0.72%, 05/15/48(c)		1,493	20,056
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	130,671
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.65%, 04/15/46(c)		4,570	19,061
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	335,253
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.33%, 02/15/36(a)(c)		3,732	190,765
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.94%, 03/10/50(a)(c)		2,608	62,298
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.33%, 12/15/47(a)(c)		4,370	112,746
Series 2015-C26, Class XD, 1.46%, 10/15/48(a)(c)		4,490	173,673
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%, 03/15/49(a)(c)		13,984	733,321
Series 2017-H1, Class XD, 2.32%, 06/15/50(a)(c)		3,293	286,025
Series 2019-H6, Class XB, 0.87%, 06/15/52(c)		23,510	1,000,821
Series 2019-L2, Class XA, 1.18%, 03/15/52(c)		8,760	465,596
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		36,697	629,721
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		53,230	1,597
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)(d)		10,646	28,212
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.62%, 10/15/52(c)		32,073	2,486,900
Series 2019-C18, Class XA, 1.16%, 12/15/52(c)		35,136	1,815,861
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.18%, 12/15/48(c)		2,257	63,689
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)		4,420	186,170
Series 2019-C50, Class XA, 1.60%, 05/15/52(c)		23,352	1,640,240
			27,416,284
Security		Par (000)	Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(n)	USD	1,535	$ 345,030
Total Non-Agency Mortgage-Backed Securities — 8.4% (Cost: $1,653,821,774)			1,542,269,788
Preferred Securities
Capital Trusts — 0.6%
Banks — 0.3%
Ahli United Sukuk Ltd., 3.88%(e)(l)		350	316,750
Banco Davivienda SA, 6.65%(a)(l)		840	654,045
Banco Mercantil del Norte SA
5.88%(a)(l)		1,815	1,513,597
6.63%(a)(l)		1,650	1,346,606
6.63%(e)(l)		1,322	1,078,917
6.75%(e)(l)		1,322	1,241,028
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.64%), 5.88%(e)(l)		1,322	1,102,465
Bangkok Bank PCL, 5.00%(e)(l)		920	837,660
Bank of America Corp., Series FF, 5.88%(l)		10,500	9,219,330
Bank of East Asia Ltd.
5.83%(e)(l)		1,881	1,815,165
5.88%(e)(l)		646	635,826
Citigroup, Inc.
3.88%(l)		6,991	5,802,530
Series W, 4.00%(l)		12,570	10,873,050
Emirates NBD Bank PJSC, 6.13%(e)(l)		3,399	3,399,000
HDFC Bank Ltd., 3.70%(e)(l)		2,250	1,867,500
Kasikornbank PCL, 5.28%(e)(l)		1,677	1,536,866
Kookmin Bank, 4.35%(e)(l)		1,307	1,256,599
Krung Thai Bank PCL, 4.40%(e)(l)		1,314	1,136,610
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(f)(k)(l)		1,888	—
NBK Tier 1 Financing Ltd., 3.63%(a)(l)		3,798	3,407,043
Shinhan Financial Group Co. Ltd., 2.88%(e)(l)		1,810	1,581,487
TMB Bank PCL, 4.90%(e)(l)		1,508	1,375,390
United Overseas Bank Ltd., 3.88%(e)(l)		300	295,838
			52,293,302
Capital Markets — 0.2%
Bank of New York Mellon Corp.
3.70%(l)		2,900	2,566,115
Series F, 4.63%(l)		9,722	8,458,140
Charles Schwab Corp., Series H, 4.00%(l)		12,500	9,621,875
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 5.43%(c)(l)		1,338	1,304,066
Series H, 5.63%(l)		19,655	17,689,782
			39,639,978
Diversified Financial Services — 0.0%
DBS Group Holdings Ltd., 3.30%(e)(l)		1,000	942,500
Electric Utilities — 0.0%
Vistra Corp., 7.00%(a)(l)		2,600	2,359,500
Insurance — 0.0%
Hanwha Life Insurance Co. Ltd., 4.70%(e)(l)		1,480	1,473,340
Heungkuk Life Insurance Co. Ltd., 4.48%(e)(l)		1,000	974,250
KDB Life Insurance Co. Ltd., 7.50%(e)(l)		630	601,650
Tongyang Life Insurance Co. Ltd., 5.25%(e)(l)		950	907,250
			3,956,490
Media — 0.1%
Paramount Global, 6.38%, 03/30/62		6,338	5,658,566

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 5.50%(e)(l)	USD	1,341	$ 1,337,480
NWD Finance BVI Ltd., 4.13%(e)(l)		3,140	2,653,300
			3,990,780
Total Capital Trusts — 0.6%			108,841,116
	Shares
Preferred Stocks — 0.1%
Household Durables — 0.1%
Dream Finders Homes, Inc., 9.00%(d)	15,124	14,235,465
Internet & Direct Marketing Retail — 0.0%
Cap Hill Brands(d)	667,630	4,872,497
Total Preferred Stocks — 0.1%		19,107,962
Total Preferred Securities — 0.7% (Cost: $145,009,547)		127,949,078
Rights
Diversified Financial Services — 0.0%
Crown PropTech Acquisitions(d)	214,560	25,747
Total Rights — 0.0% (Cost: $321,840)		25,747
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,791,839
Collateralized Mortgage Obligations — 0.3%
Fannie Mae
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 1.23%, 04/25/33(c)		1	1,134
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 4.03%, 10/25/41(a)(c)		12,635	10,822,654
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 13.12%, 01/25/25(c)		316	318,004
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 9.57%, 05/25/25(c)		511	513,682
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 6.07%, 03/25/30(c)		1,860	1,843,322
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 4.07%, 12/25/42(c)		370	367,916
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 5.37%, 08/25/50(a)(c)		217	216,732
Series 2020-DNA5, Class B1, (SOFR (30-day) + 4.80%), 5.73%, 10/25/50(a)(c)		990	1,000,809
Series 2020-DNA6, Class B1, (SOFR (30-day) + 3.00%), 3.93%, 12/25/50(a)(c)		3,640	3,042,909
Series 2020-HQA5, Class B1, (SOFR (30-day) + 4.00%), 4.93%, 11/25/50(a)(c)		2,410	2,269,631
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 3.58%, 01/25/51(a)(c)		8,510	6,871,525
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 4.33%, 08/25/33(a)(c)		7,000	6,071,870
Series 2021-DNA3, Class B1, (SOFR (30-day) + 3.50%), 4.43%, 10/25/33(a)(c)		7,155	6,163,562
Series 2021-DNA7, Class B1, (SOFR (30-day) + 3.65%), 4.58%, 11/25/41(a)(c)		9,000	7,698,573
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2021-HQA1, Class B1, (SOFR (30-day) + 3.00%), 3.93%, 08/25/33(a)(c)	USD	8,632	$ 6,745,018
Series 2021-HQA1, Class B2, (SOFR (30-day) + 5.00%), 5.93%, 08/25/33(a)(c)		3,886	2,981,691
			56,929,032
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		508	514,920
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		6,733	1,365,329
Series 2020-77, Class HI, 4.00%, 11/25/50		25,345	4,769,803
Series 2021-31, Class IB, 4.00%, 06/25/51		7,275	1,406,790
Series 2021-50, Class IO, 4.00%, 08/25/51(d)		9,791	1,860,329
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49		2,918	436,985
Series 4995, Class BI, 4.50%, 06/25/50		3,182	626,732
Series 5014, Class DI, 4.00%, 09/25/50(d)		2,446	477,054
Series 5018, Class CI, 4.50%, 10/25/50		3,173	667,759
Series 5100, Class MI, 3.50%, 09/25/48		5,666	1,039,057
Series 5129, Class IO, 3.00%, 09/25/50		2,766	469,174
Series 5139, Class IG, 3.00%, 09/25/51(d)		6,690	1,003,546
Series 5142, Class IP, 3.00%, 09/25/51(d)		2,923	468,231
Series 5142, Class PI, 3.00%, 09/25/51		3,768	590,739
Series 5145, Class HI, 3.00%, 09/25/51(d)		2,626	397,175
Series 5155, Class JI, 3.00%, 10/25/51		6,236	824,893
Series 5155, Class NI, 3.00%, 10/25/51		7,289	960,747
Series 5167, Class MI, 3.00%, 11/25/51(d)		3,888	515,198
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		7,516	932,808
Series 2020-146, Class DI, 2.50%, 10/20/50(d)		6,063	788,250
Series 2020-151, Class MI, 2.50%, 10/20/50(d)		31,814	4,165,725
Series 2020-175, Class DI, 2.50%, 11/20/50(d)		2,152	286,981
Series 2020-185, Class MI, 2.50%, 12/20/50		7,491	1,051,460
Series 2021-15, Class GI, 3.50%, 01/20/51		4,389	651,164
Series 2021-161, Class IB, 4.00%, 09/20/51(d)		2,720	397,690
Series 2021-176, Class IA, 3.50%, 10/20/51(d)		6,370	867,847
Series 2021-199, Class KI, 3.50%, 11/20/51(d)		3,285	441,803
Series 2021-209, Class TJ, 3.50%, 11/20/51(d)		2,839	382,065
Series 2021-214, Class AI, 4.00%, 12/20/51		6,335	978,135
Series 2021-215, Class LI, 3.00%, 12/20/51		4,783	524,812
Series 2021-221, Class AI, 3.50%, 12/20/51		5,968	809,037
Series 2021-221, Class CI, 3.00%, 12/20/51		2,970	421,757
Series 2021-78, Class IC, 4.00%, 05/20/51		4,351	701,524
			31,280,599
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.81%, 04/25/30(c)		5,574	570,401
Series K111, Class X1, 1.68%, 05/25/30(c)		20,268	2,001,672
Series K121, Class X1, 1.12%, 10/25/30(c)		13,784	902,423
Series K122, Class X1, 0.97%, 11/25/30(c)		7,716	449,135
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	495,612
Series KW09, Class X1, 0.94%, 05/25/29(c)		36,821	1,585,245
Ginnie Mae
Series 2013-30, Class IO, 0.59%, 09/16/53(c)		4,449	65,901
Series 2013-78, Class IO, 0.31%, 10/16/54(c)		5,086	74,960
Series 2015-173, Class IO, 0.60%, 09/16/55(c)		3,441	88,059
Series 2015-22, Class IO, 0.54%, 03/16/55(c)		3,995	81,440
Series 2015-37, Class IO, 0.67%, 10/16/56(c)		773	23,434
Series 2015-48, Class IO, 0.70%, 02/16/50(c)		1,061	27,545

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2016-125, Class IO, 0.82%, 12/16/57(c)	USD	4,275	$ 175,819
Series 2016-36, Class IO, 0.72%, 08/16/57(c)		952	31,603
Series 2016-96, Class IO, 0.76%, 12/16/57(c)		3,840	150,029
			6,723,278
Mortgage-Backed Securities — 42.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41 - 12/01/41		195,999	167,928,530
2.00%, 10/01/31 - 03/01/52		563,520	493,254,271
2.50%, 09/01/27 - 02/01/52		432,276	398,123,984
3.00%, 04/01/28 - 05/01/52		244,681	233,573,495
3.50%, 08/01/28 - 07/01/52(r)		351,358	342,141,314
4.00%, 08/01/31 - 04/01/52		340,025	339,928,607
4.50%, 02/01/25 - 01/01/51		213,085	217,505,860
5.00%, 11/01/32 - 05/01/49		20,948	21,832,017
5.50%, 12/01/32 - 04/01/41		12,154	12,984,685
6.00%, 02/01/34 - 06/01/41		7,104	7,646,477
6.50%, 05/01/40		1,378	1,494,393
Freddie Mac Mortgage-Backed Securities
2.00%, 02/01/42 - 02/01/52		283,263	247,744,857
2.50%, 04/01/27 - 01/01/52(r)		445,486	404,889,042
3.00%, 09/01/27 - 03/01/52		352,404	333,146,984
3.50%, 02/01/31 - 06/01/52		103,653	102,254,687
4.00%, 08/01/40 - 04/01/52		131,922	132,623,105
4.50%, 02/01/39 - 04/01/52		91,737	93,398,896
5.00%, 07/01/35 - 11/01/48		5,723	6,005,211
5.50%, 02/01/35 - 06/01/41		1,618	1,738,165
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/52(s)		326,136	290,379,448
2.50%, 04/20/51 - 07/15/52(s)		331,230	303,573,933
3.00%, 12/20/44 - 07/15/52(s)		276,727	261,242,109
3.50%, 01/15/42 - 07/15/52(s)		300,582	292,487,684
4.00%, 04/20/39 - 07/15/52(s)		80,770	80,781,682
4.50%, 12/20/39 - 07/15/52(s)		35,917	36,682,094
5.00%, 04/15/33 - 07/15/52(s)		12,285	12,712,537
Uniform Mortgage-Backed Securities
1.50%, 07/01/37 - 07/01/52(s)		171,468	149,132,259
2.00%, 07/01/37 - 07/01/52(s)		1,014,806	896,002,856
2.50%, 07/01/37 - 07/01/52(s)		123,336	113,162,136
3.00%, 07/01/37 - 07/01/52(s)		638,800	595,188,881
3.50%, 07/01/52(s)		240,189	230,921,488
4.00%, 07/01/52(s)		711,044	700,962,781
4.50%, 07/01/52(s)		141,443	141,666,322
5.00%, 07/01/52(s)		141,120	143,999,409
			7,807,110,199
Total U.S. Government Sponsored Agency Securities — 42.8% (Cost: $8,159,040,105)			7,904,349,867
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	12,866,280
1.13%, 05/15/40 - 08/15/40		18,140	12,579,665
3.88%, 08/15/40		10,812	11,657,110
1.38%, 11/15/40		9,070	6,532,171
4.25%, 11/15/40		10,812	12,218,827
2.50%, 02/15/45(t)		102,915	87,284,784
2.75%, 11/15/47(t)		103,431	92,659,632
3.00%, 02/15/48(t)		102,915	96,965,227
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/27		595,517	586,328,389
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.50%, 03/15/23 - 05/31/27(t)	USD	394,085	$ 367,229,024
0.13%, 03/31/23 - 05/31/23		102,915	100,627,554
0.25%, 04/15/23		167,495	164,125,471
1.50%, 10/31/24 - 02/15/30		85,515	80,475,054
2.25%, 11/15/24 - 08/15/27		147,346	144,393,638
1.75%, 12/31/24		53,956	52,290,951
0.38%, 04/30/25 - 12/31/25(i)		261,996	241,883,564
0.75%, 05/31/26		40,427	36,989,126
0.63%, 03/31/27		60,677	54,166,073
2.75%, 04/30/27		12,900	12,725,649
2.38%, 05/15/27 - 03/31/29		53,663	51,585,786
2.63%, 05/31/27		6,470	6,347,677
1.25%, 03/31/28 - 05/31/28		52,269	47,150,314
3.13%, 11/15/28		6,518	6,531,494
1.63%, 08/15/29 - 05/15/31		38,077	34,557,418
2.88%, 05/15/32		5,720	5,655,551
Total U.S. Treasury Obligations — 12.6% (Cost: $2,555,817,602)			2,325,826,429
	Shares
Warrants(f)
Auto Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	25,012	10,005
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	18,053	2,305
FreeWire Technologies, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)	853,096	1
FreeWire Technologies, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35)	853,096	1
		12,312
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	118,340	147,925
Hyzon Motors, Inc. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)	196,188	133,231
Lightning eMotors, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	142,053
		423,209
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	98,960	67,293
Diversified Financial Services — 0.0%
ArcLight Clean Transition Corp. II (Issued/Exercisable 05/19/22, 1 Share for 1 Warrant, Expires 02/04/23, Strike Price USD 11.50)	26,604	27,934

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services (continued)
Climate Real Impact Solutions II Acquisition Corp. (Issued/Exercisable 03/11/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	11,057	$ 1,880
Gores Holdings VIII, Inc. (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	42,918	27,854
KINS Technology Group, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(d)	469,648	46,965
KINS Technology Group, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)	399,242	47,909
Proof Acquisition Corp. I (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 11.50)(d)	109,868	7,691
Rotor Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	29,199
Science Strategic Acquisition Corp. Alpha (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	55,798	5,055
Tishman Speyer Innovation Corp. II (Issued/Exercisable 01/27/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	19,914	2,412
TPB Acquisition Corp. I (Issued/Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)	79,561	16,167
TPG Pace Beneficial Finance Corp. (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)	52,890	17,718
		230,784
Electrical Equipment — 0.0%
Volta, Inc. (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)	121,900	37,789
Equity Real Estate Investment Trusts (REITs) — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)	126,555	2,531
Independent Power and Renewable Electricity Producers — 0.0%
Altus Power, Inc. (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.00)	57,363	74,572
Interactive Media & Services — 0.0%
Genius Sports Ltd. (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	455,188	200,328
Machinery — 0.0%
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,475	145,800
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)	4,466	$ 45,866
Chesapeake Energy Corp. (Issued/Exercisable 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 35.71)	2,103	110,344
		156,210
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	183,068	46,994
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/05/25, Strike Price USD 11.50)	8,280	2,795
		49,789
Software — 0.0%
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	89,742	10,769
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	8,305
		19,074
Total Warrants — 0.0% (Cost: $13,664,229)		1,419,691
Total Long-Term Investments — 117.3% (Cost: $23,554,432,865)		21,677,171,074
Short-Term Securities(q)(u)
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	577,630,126	577,630,126
SL Liquidity Series, LLC, Money Market Series, 1.73%(v)	35,719,057	35,711,913
Total Short-Term Securities — 3.3% (Cost: $613,345,336)		613,342,039
Options Purchased — 0.1% (Cost: $34,198,551)		20,965,008
Total Investments Before Options Written and TBA Sale Commitments — 120.7% (Cost: $24,201,976,752)		22,311,478,121
		Par (000)
TBA Sale Commitments(s)
Mortgage-Backed Securities — (15.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/52	USD	(23,553)	(20,912,488)
2.50%, 07/15/52		(17,469)	(15,984,044)
3.00%, 07/15/52		(49,050)	(46,233,363)
3.50%, 07/15/52		(132,443)	(128,676,451)
4.00%, 07/15/52		(1,638)	(1,630,802)
4.50%, 07/15/52		(976)	(990,335)
5.00%, 07/15/52		(416)	(426,270)
Uniform Mortgage-Backed Securities
1.50%, 07/01/37 - 07/01/52		(24,785)	(21,579,989)
2.00%, 07/01/37 - 07/01/52		(451,489)	(393,055,371)
2.50%, 07/01/37 - 07/01/52		(117,324)	(105,899,960)

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/37 - 07/01/52	USD	(281,219)	$ (261,887,742)
3.50%, 07/01/37 - 07/01/52		(179,364)	(172,787,198)
4.00%, 07/01/52		(1,252,878)	(1,234,235,971)
4.50%, 07/01/52		(289,345)	(289,820,481)
5.00%, 07/01/52		(133,590)	(136,345,294)
Total TBA Sale Commitments — (15.3)% (Proceeds: $(2,823,661,937))			(2,830,465,759)
Options Written — (0.3)% (Premiums Received: $(48,630,493))			(53,132,687)
Total Investments Net of Options Written and TBA Sale Commitments — 105.1% (Cost: $21,329,684,322)			19,427,879,675
Liabilities in Excess of Other Assets — (5.1)%			(937,220,029)
Net Assets — 100.0%			$ 18,490,659,646
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $21,462,268, representing 0.1% of its net assets as of period end, and an original cost of $73,719,337.
(h)	All or a portion of this security is on loan.
(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Zero-coupon bond.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Master Portfolio.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Par/Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 2,523	$ —	$ —	$ —	$ 48	$ 2,571	2,839	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,208,093,771	—	(1,630,463,645)(a)	—	—	577,630,126	577,630,126	1,491,689	—
iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	—	12,085,654	(11,723,042)	(362,612)	—	—	—	33,770	—
iShares AAA - A Rated Corporate Bond ETF(b)	—	1,540,480	(1,485,952)	(54,528)	—	—	—	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	47,193,967	(30,398,157)	130,233	(223,489)	16,702,554	151,800	100,167	—
iShares iBoxx High Yield Corporate Bond ETF(b)	50,417,950	157,307,941	(208,537,024)	898,842	(87,709)	—	—	341,620	—
SL Liquidity Series, LLC, Money Market Series	60,259,745	—	(24,539,186)(a)	(5,349)	(3,297)	35,711,913	35,719,057	222,849(c)	—
				$ 606,586	$ (314,447)	$ 630,047,164		$ 2,190,095	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Fed Funds, 30-Day	7	07/29/22	$ 2,868	$ (1,106)
Euro-Bund	1,036	09/08/22	161,527	3,265,763
Canadian Government Bonds (10 Year)	101	09/20/22	9,729	(342,053)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Treasury Bonds (30 Year)	6,647	09/21/22	$ 921,440	$ (8,966,095)
U.S. Treasury Notes (10 Year)	1,865	09/21/22	221,061	2,424,769
U.S. Ultra Treasury Bonds	3,926	09/21/22	605,954	10,188,881
U.S. Treasury Notes (2 Year)	7,147	09/30/22	1,500,982	3,999,447
U.S. Treasury Notes (5 Year)	8,910	09/30/22	1,000,147	5,898,309
3-month SONIA Index	60	12/20/22	17,835	50,139
3-month SONIA Index	1,411	03/14/23	417,057	(2,173,172)
3-month SONIA Index	1,196	09/19/23	353,163	1,135,031
3-month SOFR	409	12/19/23	99,198	306,783
				15,786,696
Short Contracts
Euro-Bobl	1,481	09/08/22	192,745	(1,207,765)
Euro-BTP Italian Government Bond	5,089	09/08/22	656,601	(24,963,424)
Euro-Buxl	384	09/08/22	65,819	(2,479,203)
Euro-Schatz	4,078	09/08/22	466,436	(2,349,337)
Japanese Government Bonds (10 Year)	74	09/12/22	81,052	231,440
E-Mini S&P 500 Index	96	09/16/22	18,190	200,821
Euro STOXX 50 Index	651	09/16/22	23,475	411,573
NASDAQ 100 E-Mini Index	22	09/16/22	5,073	26,914
Russell 2000 E-Mini Index	205	09/16/22	17,507	(57,524)
U.S. Ultra Treasury Notes (10 Year)	1,977	09/21/22	251,820	(2,229,044)
10 Year U.K. Gilt	10	09/28/22	1,387	(25,214)
3-month EURIBOR	151	06/19/23	38,868	(169,590)
3-month SOFR	8,854	09/19/23	2,143,221	(3,377,501)
				(35,987,854)
				$ (20,201,158)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,920,000	BRL	9,315,840	Citibank N.A.	07/05/22	$ 142,687
USD	1,920,000	BRL	9,315,840	Citibank N.A.	07/05/22	142,687
AUD	37,316,485	USD	25,681,000	Deutsche Bank AG	07/07/22	78,044
CAD	33,067,626	USD	25,681,000	Bank of America N.A.	07/07/22	8,331
GBP	21,193,106	USD	25,681,000	BNP Paribas SA	07/07/22	120,510
USD	25,681,000	AUD	37,031,990	Deutsche Bank AG	07/07/22	118,340
USD	25,681,000	CAD	32,985,498	Bank of America N.A.	07/07/22	55,472
USD	25,681,000	EUR	24,384,130	HSBC Bank PLC	07/07/22	115,908
USD	25,681,000	GBP	21,027,559	BNP Paribas SA	07/07/22	81,034
MXN	38,526,489	USD	1,881,000	Deutsche Bank AG	07/11/22	31,009
MXN	35,994,921	USD	1,782,000	JPMorgan Chase Bank N.A.	07/11/22	4,372
MXN	38,767,989	USD	1,881,000	Morgan Stanley & Co. International PLC	07/11/22	42,995
NOK	9,194,614	USD	929,000	Deutsche Bank AG	07/11/22	4,683
USD	1,881,000	JPY	254,217,921	Morgan Stanley & Co. International PLC	07/11/22	6,114
USD	1,848,000	MXN	37,138,934	Deutsche Bank AG	07/11/22	4,853
USD	929,000	NOK	9,118,851	JPMorgan Chase Bank N.A.	07/11/22	3,010
USD	2,863,000	ZAR	44,072,598	Citibank N.A.	07/11/22	157,038
USD	1,848,000	ZAR	29,559,715	Deutsche Bank AG	07/11/22	33,097
USD	6,803,000	ZAR	109,575,316	Goldman Sachs Bank USA	07/15/22	78,086
USD	6,512,000	ZAR	104,888,204	Goldman Sachs Bank USA	07/15/22	74,746
ZAR	30,163,051	USD	1,838,000	Citibank N.A.	07/15/22	13,183
ZAR	30,163,050	USD	1,838,000	Citibank N.A.	07/15/22	13,183
CAD	3,824,679	USD	2,955,000	Bank of America N.A.	07/20/22	16,235
CAD	2,401,765	USD	1,859,000	JPMorgan Chase Bank N.A.	07/20/22	6,832
CAD	2,401,765	USD	1,859,000	JPMorgan Chase Bank N.A.	07/20/22	6,832
CZK	67,992,029	USD	2,869,000	HSBC Bank PLC	07/20/22	2,614

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	67,989,935	USD	2,869,000	HSBC Bank PLC	07/20/22	$ 2,526
EUR	1,767,000	CZK	43,849,395	HSBC Bank PLC	07/20/22	2,200
EUR	1,767,000	CZK	43,849,395	HSBC Bank PLC	07/20/22	2,200
JPY	393,322,035	USD	2,892,000	JPMorgan Chase Bank N.A.	07/20/22	10,352
JPY	393,322,035	USD	2,892,000	JPMorgan Chase Bank N.A.	07/20/22	10,352
JPY	250,398,753	USD	1,838,000	JPMorgan Chase Bank N.A.	07/20/22	9,711
JPY	250,398,753	USD	1,838,000	JPMorgan Chase Bank N.A.	07/20/22	9,711
MXN	57,808,139	USD	2,796,000	Citibank N.A.	07/20/22	68,248
MXN	57,808,139	USD	2,796,000	Citibank N.A.	07/20/22	68,248
NOK	18,444,704	EUR	1,766,000	Deutsche Bank AG	07/20/22	20,202
NOK	18,444,704	EUR	1,766,000	Deutsche Bank AG	07/20/22	20,202
USD	1,855,000	CLP	1,652,805,000	Bank of America N.A.	07/20/22	62,066
USD	1,855,000	CLP	1,652,805,000	Bank of America N.A.	07/20/22	62,066
USD	1,971,000	INR	154,209,069	UBS AG	07/20/22	21,253
USD	1,971,000	INR	154,209,069	UBS AG	07/20/22	21,253
USD	1,909,000	JPY	256,116,021	BNP Paribas SA	07/20/22	19,101
USD	1,909,000	JPY	256,116,021	BNP Paribas SA	07/20/22	19,101
CHF	1,815,461	GBP	1,541,000	JPMorgan Chase Bank N.A.	07/27/22	28,133
CHF	1,815,971	GBP	1,541,000	JPMorgan Chase Bank N.A.	07/27/22	28,667
CHF	1,774,300	USD	1,859,000	JPMorgan Chase Bank N.A.	07/27/22	2,685
CHF	1,774,300	USD	1,859,000	JPMorgan Chase Bank N.A.	07/27/22	2,685
MXN	57,183,000	USD	2,736,639	Morgan Stanley & Co. International PLC	08/24/22	78,180
USD	2,082,314	COP	7,938,259,000	BNP Paribas SA	08/24/22	188,148
USD	2,368,830	COP	9,058,405,000	Citibank N.A.	08/24/22	207,382
USD	1,940,987	EUR	1,843,000	Morgan Stanley & Co. International PLC	08/24/22	2,090
USD	2,972,391	MXN	60,287,519	BNP Paribas SA	08/24/22	4,754
USD	5,293,929	MXN	107,030,000	JPMorgan Chase Bank N.A.	08/24/22	25,405
USD	2,230,000	BRL	11,000,679	Goldman Sachs Bank USA	09/14/22	173,416
USD	511,761	JPY	66,564,026	Bank of America N.A.	09/14/22	18,545
USD	2,230,000	MXN	44,804,533	Goldman Sachs Bank USA	09/14/22	33,169
CHF	14,670,000	EUR	14,592,194	JPMorgan Chase Bank N.A.	09/21/22	76,148
CNH	15,167,000	USD	2,258,824	Bank of America N.A.	09/21/22	5,994
CNH	41,877,430	USD	6,245,000	BNP Paribas SA	09/21/22	8,364
EUR	11,227,143	GBP	9,627,500	Barclays Bank PLC	09/21/22	97,263
EUR	14,870,000	GBP	12,836,379	Barclays Bank PLC	09/21/22	25,116
EUR	4,497,015	GBP	3,850,000	Barclays Bank PLC	09/21/22	46,616
EUR	14,930,000	GBP	12,887,501	BNP Paribas SA	09/21/22	26,036
EUR	14,860,000	GBP	12,784,207	BNP Paribas SA	09/21/22	78,185
EUR	90,637,000	GBP	77,417,594	Deutsche Bank AG	09/21/22	1,157,622
EUR	8,710,000	GBP	7,439,337	Deutsche Bank AG	09/21/22	111,622
EUR	17,770,000	GBP	15,281,098	Deutsche Bank AG	09/21/22	101,556
EUR	12,090,000	GBP	10,435,302	Deutsche Bank AG	09/21/22	21,968
EUR	23,460,000	GBP	20,160,070	Deutsche Bank AG	09/21/22	151,237
EUR	11,580,000	GBP	9,981,173	Deutsche Bank AG	09/21/22	38,027
EUR	14,860,000	USD	15,625,513	HSBC Bank PLC	09/21/22	39,896
EUR	7,120,000	USD	7,448,026	JPMorgan Chase Bank N.A.	09/21/22	57,877
GBP	10,106,354	EUR	11,680,000	Barclays Bank PLC	09/21/22	9,181
GBP	3,920,000	EUR	4,533,034	Barclays Bank PLC	09/21/22	761
GBP	10,068,507	EUR	11,640,000	BNP Paribas SA	09/21/22	5,204
GBP	15,767,118	EUR	18,120,000	Deutsche Bank AG	09/21/22	122,057
GBP	12,720,031	EUR	14,710,000	Deutsche Bank AG	09/21/22	1,699
GBP	10,164,252	EUR	11,720,000	Deutsche Bank AG	09/21/22	37,606
GBP	7,737,917	EUR	8,840,000	Goldman Sachs Bank USA	09/21/22	115,378
GBP	15,607,401	EUR	17,830,000	Goldman Sachs Bank USA	09/21/22	233,039
GBP	3,802,500	EUR	4,384,903	Morgan Stanley & Co. International PLC	09/21/22	13,658
GBP	3,810,000	EUR	4,348,695	NatWest Markets PLC	09/21/22	60,973
JPY	349,200,954	USD	2,564,910	Bank of America N.A.	09/21/22	24,030
JPY	349,265,282	USD	2,564,910	HSBC Bank PLC	09/21/22	24,507
MXN	138,734,176	USD	6,586,000	Morgan Stanley & Co. International PLC	09/21/22	207,474
USD	2,815,510	AUD	4,058,000	Deutsche Bank AG	09/21/22	12,535
USD	11,349,932	CAD	14,515,000	JPMorgan Chase Bank N.A.	09/21/22	71,923
USD	15,327,379	EUR	14,420,000	Bank of America N.A.	09/21/22	125,818
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,645,146	EUR	11,830,000	BNP Paribas SA	09/21/22	$ 173,963
USD	221,205,280	EUR	208,873,000	BNP Paribas SA	09/21/22	1,011,413
USD	15,357,804	EUR	14,520,000	BNP Paribas SA	09/21/22	50,824
USD	24,795,360	EUR	23,430,000	JPMorgan Chase Bank N.A.	09/21/22	95,459
USD	21,573,237	EUR	20,450,000	JPMorgan Chase Bank N.A.	09/21/22	14,852
USD	96,476,742	EUR	90,637,000	JPMorgan Chase Bank N.A.	09/21/22	927,238
USD	15,359,271	EUR	14,530,000	JPMorgan Chase Bank N.A.	09/21/22	41,748
USD	15,042,031	EUR	14,086,000	Royal Bank of Canada	09/21/22	192,573
USD	1,106,320	GBP	892,000	Deutsche Bank AG	09/21/22	18,744
TRY	8,371,440	USD	462,000	Deutsche Bank AG	09/29/22	742
TRY	8,371,440	USD	462,000	Deutsche Bank AG	09/29/22	742
						$8,221,614
BRL	9,238,718	USD	1,934,000	Morgan Stanley & Co. International PLC	07/05/22	(171,401)
BRL	9,238,718	USD	1,934,000	Morgan Stanley & Co. International PLC	07/05/22	(171,401)
EUR	24,473,245	USD	25,681,000	Citibank N.A.	07/07/22	(22,477)
JPY	252,020,142	USD	1,881,000	UBS AG	07/11/22	(22,323)
USD	3,696,000	MXN	74,476,503	Deutsche Bank AG	07/11/22	(152)
ZAR	46,069,601	USD	2,863,000	Deutsche Bank AG	07/11/22	(34,426)
ZAR	29,366,115	USD	1,848,000	Goldman Sachs Bank USA	07/11/22	(44,984)
ZAR	60,678,375	USD	3,763,000	Citibank N.A.	07/15/22	(39,015)
ZAR	60,678,375	USD	3,763,000	Citibank N.A.	07/15/22	(39,015)
AUD	4,376,000	CAD	3,926,927	BNP Paribas SA	07/20/22	(29,684)
AUD	2,772,000	USD	1,922,817	Royal Bank of Canada	07/20/22	(9,160)
EUR	1,766,000	NOK	18,271,345	Deutsche Bank AG	07/20/22	(2,595)
EUR	1,766,000	NOK	18,271,345	Deutsche Bank AG	07/20/22	(2,595)
EUR	2,639,000	USD	2,792,208	Bank of America N.A.	07/20/22	(23,034)
EUR	2,639,000	USD	2,792,208	Bank of America N.A.	07/20/22	(23,034)
MXN	37,212,997	USD	1,859,000	Deutsche Bank AG	07/20/22	(15,190)
MXN	37,212,997	USD	1,859,000	Deutsche Bank AG	07/20/22	(15,190)
TRY	16,324,740	USD	972,000	Deutsche Bank AG	07/20/22	(5,514)
TRY	16,324,740	USD	972,000	Deutsche Bank AG	07/20/22	(5,514)
USD	4,902,645	EUR	4,689,000	Bank of New York Mellon	07/20/22	(17,650)
USD	4,902,645	EUR	4,689,000	Bank of New York Mellon	07/20/22	(17,650)
USD	3,710,000	JPY	503,513,965	HSBC Bank PLC	07/20/22	(5,466)
USD	3,710,000	JPY	503,513,965	HSBC Bank PLC	07/20/22	(5,466)
USD	2,775,000	MXN	57,473,857	Citibank N.A.	07/20/22	(72,685)
USD	2,775,000	MXN	57,473,857	Citibank N.A.	07/20/22	(72,685)
USD	3,787,000	MXN	78,464,876	Deutsche Bank AG	07/20/22	(100,737)
USD	3,787,000	MXN	78,464,876	Deutsche Bank AG	07/20/22	(100,737)
USD	972,000	TRY	16,999,308	Barclays Bank PLC	07/20/22	(34,423)
USD	972,000	TRY	16,999,308	Barclays Bank PLC	07/20/22	(34,423)
BRL	9,705,045	USD	1,855,000	Goldman Sachs Bank USA	08/02/22	(19,188)
USD	1,855,000	BRL	9,823,208	Goldman Sachs Bank USA	08/02/22	(3,163)
IDR	27,456,720,000	USD	1,864,000	JPMorgan Chase Bank N.A.	08/18/22	(22,525)
IDR	27,456,720,000	USD	1,864,000	JPMorgan Chase Bank N.A.	08/18/22	(22,525)
MXN	107,030,000	USD	5,392,918	Citibank N.A.	08/24/22	(124,394)
BRL	22,712,717	USD	4,331,000	Goldman Sachs Bank USA	09/14/22	(84,844)
JPY	8,450,000	USD	63,334	Bank of America N.A.	09/14/22	(722)
BRL	34,655,532	USD	6,586,000	HSBC Bank PLC	09/21/22	(118,920)
CAD	655,000	USD	510,103	Deutsche Bank AG	09/21/22	(1,175)
CHF	1,603,957	EUR	1,609,639	Deutsche Bank AG	09/21/22	(6,632)
CHF	14,670,000	EUR	14,683,582	Société Générale	09/21/22	(20,193)
CHF	13,026,043	EUR	13,063,339	Société Générale	09/21/22	(44,534)
EUR	14,860,000	GBP	12,866,680	Deutsche Bank AG	09/21/22	(22,370)
EUR	7,904,000	USD	8,379,370	Bank of New York Mellon	09/21/22	(46,975)
EUR	11,830,000	USD	12,565,522	Barclays Bank PLC	09/21/22	(94,339)
EUR	5,810,000	USD	6,147,939	Barclays Bank PLC	09/21/22	(23,038)
EUR	17,430,000	USD	18,391,264	Citibank N.A.	09/21/22	(16,563)
EUR	2,485,300	USD	2,643,559	Deutsche Bank AG	09/21/22	(23,557)
EUR	4,139,300	USD	4,402,883	Deutsche Bank AG	09/21/22	(39,234)
EUR	5,810,000	USD	6,129,620	HSBC Bank PLC	09/21/22	(4,719)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	15,987,260	EUR	18,525,000	Deutsche Bank AG	09/21/22	$ (36,484)
GBP	9,782,219	EUR	11,355,000	Goldman Sachs Bank USA	09/21/22	(43,407)
GBP	1,945,000	EUR	2,254,291	HSBC Bank PLC	09/21/22	(5,019)
GBP	10,869,000	USD	13,313,819	Bank of New York Mellon	09/21/22	(61,723)
IDR	129,680,129,696	USD	8,759,212	Bank of America N.A.	09/21/22	(67,864)
NOK	66,746,362	EUR	6,528,000	Deutsche Bank AG	09/21/22	(92,771)
USD	12,490,000	CNH	83,847,743	Deutsche Bank AG	09/21/22	(30,598)
USD	4,806,777	CNH	32,400,000	Morgan Stanley & Co. International PLC	09/21/22	(31,366)
USD	6,490,000	CNH	43,567,013	Royal Bank of Canada	09/21/22	(15,662)
USD	8,704,810	EUR	8,325,000	State Street Global Markets LLC	09/21/22	(71,403)
USD	3,254,000	TRY	63,680,780	Goldman Sachs Bank USA	09/29/22	(266,039)
USD	3,254,000	TRY	63,680,780	Goldman Sachs Bank USA	09/29/22	(266,039)
						(2,866,611)
						$ 5,355,003

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Invesco QQQ Trust, Series 1 ETF	3,456	07/01/22	USD	292.00	USD	96,865	$ 19,008
Devon Energy Corp.	1,289	07/15/22	USD	70.00	USD	7,104	10,957
Devon Energy Corp.	2,254	07/15/22	USD	80.00	USD	12,422	5,635
Diamondback Energy, Inc.	1,337	07/15/22	USD	157.65	USD	16,198	20,055
Marathon Oil Corp.	2,219	07/15/22	USD	30.00	USD	4,988	12,205
Marathon Oil Corp.	2,326	07/15/22	USD	33.00	USD	5,229	6,978
Marathon Oil Corp.	2,433	07/15/22	USD	27.00	USD	5,469	36,495
Occidental Petroleum Corp.	394	07/15/22	USD	75.00	USD	2,320	4,531
Occidental Petroleum Corp.	1,576	07/15/22	USD	70.00	USD	9,279	49,644
Western Digital Corp.	650	07/15/22	USD	80.00	USD	2,914	1,625
Western Digital Corp.	850	07/15/22	USD	75.00	USD	3,811	3,825
Xerox Holdings Corp.	150	07/15/22	USD	30.00	USD	223	4,875
CF Industries Holdings, Inc.	438	08/19/22	USD	115.00	USD	3,755	31,755
Mosaic Co.	787	09/16/22	USD	70.00	USD	3,717	48,794
CME 3-Month SOFR Futures	1,291	03/10/23	USD	96.75	USD	311,664	1,395,894
CME 3-Month SOFR Futures	1,296	03/10/23	USD	97.13	USD	312,871	907,200
CME 3-Month SOFR Futures	1,301	03/10/23	USD	96.38	USD	314,078	2,065,337
							$4,624,813
Put
iShares Russell 2000 ETF	650	07/01/22	USD	166.00	USD	11,008	24,700
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,369	07/15/22	USD	96.50	USD	331,811	68,450
1 Year Mid-Curve Options on 3-Month SOFR Futures	2,286	07/15/22	USD	96.63	USD	554,069	200,025
CommScope Holding Co., Inc.	400	07/15/22	USD	6.00	USD	245	12,000
Ford Motor Co.	1,155	07/15/22	USD	10.00	USD	1,286	12,705
Invesco Senior Loan ETF	500	07/15/22	USD	20.00	USD	1,014	8,750
iShares iBoxx High Yield Corporate Bond ETF	500	07/15/22	USD	73.00	USD	3,680	45,500
iShares iBoxx High Yield Corporate Bond ETF	1,000	07/15/22	USD	72.00	USD	7,361	60,000
iShares Preferred & Income Securities ETF	450	07/15/22	USD	31.00	USD	1,480	6,750
iShares Russell 2000 ETF	200	07/15/22	USD	165.00	USD	3,387	54,500
iShares Russell 2000 ETF	225	07/15/22	USD	150.00	USD	3,811	8,775
Netflix, Inc.	143	07/15/22	USD	150.00	USD	2,501	19,376
Pitney Bowes, Inc.	504	07/15/22	USD	4.00	USD	182	21,420
Seagate Technology Holdings PLC	410	07/15/22	USD	60.00	USD	2,929	10,865
SPDR EURO STOXX 50 ETF	700	07/15/22	USD	32.00	USD	2,435	10,500
SPDR S&P 500 ETF Trust	220	07/15/22	USD	360.00	USD	8,299	64,900
United States Steel Corp.	1,250	07/15/22	USD	17.00	USD	2,239	74,375
VanEck Semiconductor ETF	170	07/15/22	USD	185.00	USD	3,463	26,775
VanEck Semiconductor ETF	175	07/15/22	USD	180.00	USD	3,565	18,287
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares MSCI EAFE ETF	650	08/19/22	USD	51.00	USD	4,062	$ 42,250
Macy’s, Inc.	115	08/19/22	USD	17.00	USD	211	14,778
Sabre Corp.	400	08/19/22	USD	5.00	USD	233	15,200
Xerox Holdings Corp.	800	08/19/22	USD	13.00	USD	1,188	34,000
U.S. Treasury Notes (10 Year)	340	08/26/22	USD	115.00	USD	40,242	154,062
First Quantum Minerals Ltd.	268	09/16/22	CAD	18.00	CAD	654	11,972
Ford Motor Co.	650	09/16/22	USD	10.00	USD	723	38,350
Invesco Senior Loan ETF	850	09/16/22	USD	19.00	USD	1,723	27,625
Sherwin-Williams Co.	233	09/16/22	USD	240.00	USD	5,217	518,425
Vertiv Holdings Co.	117	09/16/22	USD	7.50	USD	96	7,313
iHeartMedia, Inc.	245	10/21/22	USD	7.50	USD	193	23,887
Sabre Corp.	56	10/21/22	USD	6.00	USD	33	6,244
Sabre Corp.	147	10/21/22	USD	5.00	USD	86	8,967
Ally Financial, Inc.	360	12/16/22	USD	20.00	USD	1,206	20,700
Ford Motor Co.	665	12/16/22	USD	8.00	USD	740	27,597
							$1,700,023
							$ 6,324,836
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up-and-Out	Goldman Sachs International	—	07/14/22	CNH	6.90	CNH	7.20	USD	43,830	$ 3,070
USD Currency	One-Touch	HSBC Bank PLC	—	07/14/22	CNH	7.20	CNH	7.20	USD	1,098	152
USD Currency	Up-and-Out	BNP Paribas S.A.	—	08/25/22	CNH	6.80	CNH	7.10	USD	38,960	68,391
EUR Currency	One-Touch	UBS AG	—	09/06/22	CHF	1.10	CHF	1.11	EUR	4,080	23,945
USD Currency	One-Touch	Goldman Sachs International	—	12/08/22	JPY	122.00	JPY	122.00	USD	1,336	140,189
											235,747
Put
EUR Currency	One-Touch	BNP Paribas S.A.	—	07/11/22	USD	1.02	USD	1.02	EUR	840	53,186
USD Currency	One-Touch	Deutsche Bank AG	—	08/03/22	JPY	113.56	JPY	113.56	USD	10,000	22,587
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	—	08/05/22	JPY	115.53	JPY	113.80	USD	10,000	17,518
USD Currency	Up-and-In	Bank of America N.A.	—	09/29/22	JPY	136.00	JPY	140.50	USD	12,825	92,337
USD Currency	One-Touch	Citibank N.A.	—	12/21/22	JPY	125.00	JPY	125.00	USD	2,060	83,557
											269,185
											$ 504,932
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Citibank N.A.	—	07/01/22	USD	0.75	AUD	14,074	$ —
AUD Currency	Morgan Stanley & Co. International PLC	—	07/14/22	USD	0.70	AUD	10,920	32,205
USD Currency	Citibank N.A.	—	07/14/22	ZAR	16.30	USD	7,526	99,937
EUR Currency	Bank of America N.A.	—	08/05/22	USD	1.19	EUR	127,210	425
USD Currency	Morgan Stanley & Co. International PLC	—	08/15/22	IDR	14,800.00	USD	11,672	191,828
EUR Currency	UBS AG	—	09/05/22	CHF	1.06	EUR	27,180	18,722
								343,117
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	07/01/22	USD	1.06	EUR	14,494	175,991
EUR Currency	BNP Paribas S.A.	—	07/11/22	USD	1.04	EUR	83,415	313,774

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Bank of America N.A.	—	07/14/22	BRL	5.00	USD	7,526	$ 11,321
USD Currency	Citibank N.A.	—	07/21/22	JPY	126.00	USD	19,912	12,747
USD Currency	Barclays Bank PLC	—	07/22/22	BRL	4.85	USD	9,632	7,154
USD Currency	Citibank N.A.	—	08/01/22	JPY	124.00	USD	248,874	259,061
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/22	JPY	127.00	USD	191,840	486,857
USD Currency	Citibank N.A.	—	08/08/22	JPY	130.00	USD	11,452	61,225
USD Currency	JPMorgan Chase Bank N.A.	—	08/11/22	CLP	855.00	USD	11,288	29,163
USD Currency	Citibank N.A.	—	08/22/22	JPY	130.00	USD	175,709	1,243,826
USD Currency	Goldman Sachs International	—	08/22/22	JPY	126.50	USD	15,424	55,466
USD Currency	JPMorgan Chase Bank N.A.	—	08/22/22	JPY	121.00	USD	15,424	20,326
EUR Currency	Morgan Stanley & Co. International PLC	—	08/29/22	NOK	9.83	EUR	17,810	32,180
EUR Currency	Morgan Stanley & Co. International PLC	—	09/08/22	NOK	9.65	EUR	25,426	23,384
USD Currency	JPMorgan Chase Bank N.A.	—	09/08/22	JPY	126.50	USD	160,732	846,420
USD Currency	Morgan Stanley & Co. International PLC	—	09/12/22	JPY	126.50	USD	139,638	784,895
USD Currency	Goldman Sachs International	—	09/13/22	JPY	115.00	USD	33,470	—
USD Currency	Royal Bank of Canada	—	09/21/22	JPY	127.00	USD	9,276	64,441
EUR Currency	HSBC Bank PLC	—	09/30/22	NOK	9.39	EUR	52,410	23,978
EUR Currency	JPMorgan Chase Bank N.A.	—	10/26/22	NOK	9.35	EUR	17,392	12,985
								4,465,194
								$ 4,808,311
OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/27	5.00%	Quarterly	CDX.NA.HY.38.V2	Quarterly	Goldman Sachs International	07/20/22	93.00	USD	8,000	$ 22,739
Bought Protection on 5-Year Credit Default Swap, 06/20/27	5.00%	Quarterly	CDX.NA.HY.38.V2	Quarterly	Citibank N.A.	07/20/22	94.00	USD	8,000	32,928
Bought Protection on 5-Year Credit Default Swap, 06/20/27	5.00%	Quarterly	CDX.NA.HY.38.V2	Quarterly	Deutsche Bank AG	07/20/22	95.00	USD	8,000	47,942
Bought Protection on 5-Year Credit Default Swap, 06/20/27	5.00%	Quarterly	CDX.NA.HY.38.V2	Quarterly	Citibank N.A.	08/17/22	91.00	USD	8,000	50,218
										$153,827
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 06/16/33	SOFR, 1.50%	Quarterly	3.24%	Semi-Annual	Deutsche Bank AG	06/14/23	3.24%	USD	66,597	$ 3,842,438
10-Year Interest Rate Swap, 06/24/33	SOFR, 1.50%	Quarterly	2.96%	Semi-Annual	Barclays Bank PLC	06/22/23	2.96%	USD	40,070	1,712,124
										5,554,562
Put
10-Year Interest Rate Swap, 04/23/33	3.25%	Semi-Annual	SOFR, 1.50%	Quarterly	BNP Paribas S.A.	04/21/23	3.25%	USD	32,500	$ 634,303
10-Year Interest Rate Swap, 06/15/33	3.90%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	06/13/23	3.90%	USD	32,070	321,292
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/16/33	3.24%	Semi-Annual	SOFR, 1.50%	Quarterly	Deutsche Bank AG	06/14/23	3.24%	USD	66,597	$ 1,448,466
10-Year Interest Rate Swap, 06/24/33	2.96%	Semi-Annual	SOFR, 1.50%	Quarterly	Barclays Bank PLC	06/22/23	2.96%	USD	40,070	1,214,479
										3,618,540
										$ 9,173,102
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Invesco QQQ Trust, Series 1 ETF	3,456	07/01/22	USD	296.00	USD	96,865	$ (6,912)
Western Digital Corp.	850	07/15/22	USD	85.00	USD	3,811	(12,750)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,291	03/10/23	USD	97.13	USD	313,794	(2,009,119)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,296	03/10/23	USD	97.63	USD	315,009	(1,231,200)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,301	03/10/23	USD	96.75	USD	316,224	(2,764,625)
							(6,024,606)
Put
iShares Russell 2000 ETF	650	07/01/22	USD	161.00	USD	11,008	(1,625)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,369	07/15/22	USD	96.00	USD	331,811	(8,556)
1 Year Mid-Curve Options on 3-Month SOFR Futures	2,286	07/15/22	USD	96.13	USD	554,069	(14,287)
iShares iBoxx High Yield Corporate Bond ETF	1,500	07/15/22	USD	67.00	USD	11,042	(18,750)
iShares Russell 2000 ETF	200	07/15/22	USD	145.00	USD	3,387	(4,300)
iShares Russell 2000 ETF	225	07/15/22	USD	130.00	USD	3,811	(1,462)
Netflix, Inc.	143	07/15/22	USD	125.00	USD	2,501	(3,003)
SPDR S&P 500 ETF Trust	220	07/15/22	USD	345.00	USD	8,300	(23,320)
VanEck Semiconductor ETF	170	07/15/22	USD	165.00	USD	3,464	(5,525)
VanEck Semiconductor ETF	175	07/15/22	USD	160.00	USD	3,565	(3,762)
U.S. Treasury Notes (10 Year)	679	08/26/22	USD	113.00	USD	80,366	(127,312)
							(211,902)
							$ (6,236,508)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	JPMorgan Chase Bank N.A.	—	07/01/22	USD	0.75	AUD	14,074	$ —
EUR Currency	Citibank N.A.	—	07/07/22	CHF	1.06	EUR	27,180	(28)
USD Currency	Goldman Sachs International	—	07/19/22	TRY	17.50	USD	3,886	(46,056)
USD Currency	Barclays Bank PLC	—	07/22/22	BRL	5.20	USD	5,780	(145,407)
USD Currency	Citibank N.A.	—	08/08/22	JPY	136.00	USD	5,726	(83,719)
USD Currency	JPMorgan Chase Bank N.A.	—	08/11/22	CLP	890.00	USD	5,644	(273,524)
AUD Currency	Morgan Stanley & Co. International PLC	—	08/12/22	USD	0.73	AUD	10,920	(14,154)
USD Currency	Morgan Stanley & Co. International PLC	—	08/15/22	IDR	15,200.00	USD	11,672	(70,624)
								(633,512)
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	07/01/22	USD	1.04	EUR	14,494	(261)
EUR Currency	BNP Paribas S.A.	—	07/11/22	USD	1.03	EUR	100,786	(124,085)
USD Currency	Citibank N.A.	—	07/21/22	JPY	120.00	USD	19,912	(2,665)
USD Currency	Royal Bank of Canada	—	07/21/22	JPY	127.00	USD	9,276	(7,906)
USD Currency	Barclays Bank PLC	—	07/22/22	BRL	4.60	USD	15,412	(1,060)
USD Currency	Citibank N.A.	—	08/01/22	JPY	124.00	USD	248,874	(259,060)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank N.A.	—	08/08/22	JPY	126.00	USD	11,452	$ (26,505)
USD Currency	JPMorgan Chase Bank N.A.	—	08/11/22	CLP	815.00	USD	16,932	(6,993)
USD Currency	Morgan Stanley & Co. International PLC	—	08/15/22	IDR	14,400.00	USD	7,780	(4,011)
USD Currency	Goldman Sachs International	—	08/22/22	JPY	121.00	USD	15,424	(20,326)
EUR Currency	Morgan Stanley & Co. International PLC	—	09/08/22	NOK	9.20	EUR	25,426	(2,251)
USD Currency	Goldman Sachs International	—	09/13/22	JPY	109.00	USD	33,470	(14,978)
								(470,101)
								$ (1,103,613)

OTC Credit Default Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	Quarterly	5.00%	Quarterly	Goldman Sachs International	07/20/22	N/R	88.00	USD	8,000	$ (3,830)
Sold Protection on 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	Quarterly	5.00%	Quarterly	Citibank N.A.	07/20/22	N/R	89.00	USD	8,000	(6,297)
Sold Protection on 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	Quarterly	5.00%	Quarterly	Deutsche Bank AG	07/20/22	N/R	90.00	USD	8,000	(8,337)
											(18,464)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 03/04/33	1.72%	Semi-Annual	SOFR, 1.50%	Quarterly	Morgan Stanley & Co. International PLC	03/02/23	1.72%	USD	18,795	$ (83,268)
10-Year Interest Rate Swap, 03/10/33	1.75%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	03/08/23	1.75%	USD	9,186	(44,554)
10-Year Interest Rate Swap, 03/10/33	1.77%	Semi-Annual	SOFR, 0.29%	Quarterly	Goldman Sachs International	03/08/23	1.77%	USD	52,319	(259,086)
10-Year Interest Rate Swap, 03/11/33	1.84%	Semi-Annual	SOFR, 1.50%	Quarterly	Morgan Stanley & Co. International PLC	03/09/23	1.84%	USD	18,868	(108,423)
10-Year Interest Rate Swap, 03/15/33	1.93%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	03/13/23	1.93%	USD	18,868	(130,799)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 03/25/33	2.28%	Semi-Annual	SOFR, 0.29%	Quarterly	JPMorgan Chase Bank N.A.	03/23/23	2.28%	USD	29,113	$ (394,076)
10-Year Interest Rate Swap, 03/31/33	2.28%	Semi-Annual	SOFR, 1.50%	Quarterly	Deutsche Bank AG	03/29/23	2.28%	USD	19,409	(268,462)
10-Year Interest Rate Swap, 04/14/33	2.61%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	04/12/23	2.61%	USD	19,409	(470,427)
10-Year Interest Rate Swap, 04/15/33	2.63%	Semi-Annual	SOFR, 1.50%	Quarterly	Barclays Bank PLC	04/13/23	2.63%	USD	19,409	(490,629)
10-Year Interest Rate Swap, 04/16/33	2.58%	Semi-Annual	SOFR, 1.50%	Quarterly	Morgan Stanley & Co. International PLC	04/14/23	2.58%	USD	19,409	(452,405)
10-Year Interest Rate Swap, 05/18/33	2.77%	Semi-Annual	SOFR, 1.50%	Quarterly	Deutsche Bank AG	05/16/23	2.77%	USD	18,489	(605,377)
10-Year Interest Rate Swap, 05/24/33	2.67%	Semi-Annual	SOFR, 1.50%	Quarterly	JPMorgan Chase Bank N.A.	05/22/23	2.67%	USD	18,489	(540,558)
10-Year Interest Rate Swap, 06/09/33	2.84%	Semi-Annual	SOFR, 1.50%	Quarterly	Morgan Stanley & Co. International PLC	06/07/23	2.84%	USD	62,903	(2,299,292)
10-Year Interest Rate Swap, 06/17/33	3.10%	Semi-Annual	SOFR, 1.50%	Quarterly	Goldman Sachs International	06/15/23	3.10%	USD	20,035	(1,001,209)
10-Year Interest Rate Swap, 06/08/35	2.91%	Semi-Annual	SOFR, 1.50%	Quarterly	Goldman Sachs International	06/06/25	2.91%	USD	17,821	(1,039,386)
10-Year Interest Rate Swap, 06/11/35	2.86%	Semi-Annual	SOFR, 1.50%	Quarterly	Barclays Bank PLC	06/09/25	2.86%	USD	7,346	(412,636)
10-Year Interest Rate Swap, 06/11/35	2.86%	Semi-Annual	SOFR, 1.50%	Quarterly	Barclays Bank PLC	06/09/25	2.86%	USD	7,346	(411,319)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/14/35	2.90%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	06/12/25	2.90%	USD	14,856	$ (857,810)
10-Year Interest Rate Swap, 06/18/35	3.09%	Semi-Annual	SOFR, 1.50%	Quarterly	Bank of America N.A.	06/16/25	3.09%	USD	49,006	(3,272,313)
10-Year Interest Rate Swap, 06/18/35	3.15%	Semi-Annual	SOFR, 1.50%	Quarterly	Deutsche Bank AG	06/16/25	3.15%	USD	23,847	(1,670,118)
10-Year Interest Rate Swap, 06/18/35	3.16%	Semi-Annual	SOFR, 1.50%	Quarterly	Deutsche Bank AG	06/16/25	3.16%	USD	23,051	(1,626,104)
10-Year Interest Rate Swap, 06/19/35	2.93%	Semi-Annual	SOFR, 1.50%	Quarterly	Goldman Sachs International	06/17/25	2.93%	USD	12,707	(710,219)
										(17,148,470)
Put
10-Year Interest Rate Swap, 03/04/33	SOFR, 1.50%	Quarterly	1.72%	Semi-Annual	Morgan Stanley & Co. International PLC	03/02/23	1.72%	USD	18,795	$ (1,848,930)
10-Year Interest Rate Swap, 03/10/33	SOFR, 1.50%	Quarterly	1.75%	Semi-Annual	Bank of America N.A.	03/08/23	1.75%	USD	9,186	(882,274)
10-Year Interest Rate Swap, 03/10/33	SOFR, 1.50%	Quarterly	1.77%	Semi-Annual	Goldman Sachs International	03/08/23	1.77%	USD	52,319	(4,981,465)
10-Year Interest Rate Swap, 03/11/33	SOFR, 1.50%	Quarterly	1.84%	Semi-Annual	Morgan Stanley & Co. International PLC	03/09/23	1.84%	USD	18,868	(1,689,259)
10-Year Interest Rate Swap, 03/15/33	SOFR, 1.50%	Quarterly	1.93%	Semi-Annual	Bank of America N.A.	03/13/23	1.93%	USD	18,868	(1,565,404)
10-Year Interest Rate Swap, 03/25/33	SOFR, 0.29%	Quarterly	2.28%	Semi-Annual	JPMorgan Chase Bank N.A.	03/23/23	2.28%	USD	29,113	(1,738,832)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 03/31/33	SOFR, 1.50%	Quarterly	2.28%	Semi-Annual	Deutsche Bank AG	03/29/23	2.28%	USD	19,409	$ (1,159,957)
10-Year Interest Rate Swap, 04/14/33	SOFR, 1.50%	Quarterly	2.61%	Semi-Annual	Bank of America N.A.	04/12/23	2.61%	USD	19,409	(821,890)
10-Year Interest Rate Swap, 04/15/33	SOFR, 1.50%	Quarterly	2.63%	Semi-Annual	Barclays Bank PLC	04/13/23	2.63%	USD	19,409	(797,897)
10-Year Interest Rate Swap, 04/16/33	SOFR, 1.50%	Quarterly	2.58%	Semi-Annual	Morgan Stanley & Co. International PLC	04/14/23	2.58%	USD	19,409	(849,942)
1-Year Interest Rate Swap, 04/23/24	SOFR, 1.50%	Quarterly	4.00%	Semi-Annual	BNP Paribas S.A.	04/21/23	4.00%	USD	259,700	(861,633)
10-Year Interest Rate Swap, 05/18/33	SOFR, 1.50%	Quarterly	2.77%	Semi-Annual	Deutsche Bank AG	05/16/23	2.77%	USD	18,489	(662,619)
10-Year Interest Rate Swap, 05/24/33	SOFR, 1.50%	Quarterly	2.67%	Semi-Annual	JPMorgan Chase Bank N.A.	05/22/23	2.67%	USD	18,489	(736,888)
10-Year Interest Rate Swap, 06/09/33	SOFR, 1.50%	Quarterly	2.84%	Semi-Annual	Morgan Stanley & Co. International PLC	06/07/23	2.84%	USD	62,903	(2,140,861)
1-Year Interest Rate Swap, 06/15/24	SOFR, 1.50%	Quarterly	5.00%	Semi-Annual	Bank of America N.A.	06/13/23	5.00%	USD	256,570	(397,416)
10-Year Interest Rate Swap, 06/17/33	SOFR, 1.50%	Quarterly	3.10%	Semi-Annual	Goldman Sachs International	06/15/23	3.10%	USD	20,035	(511,526)
10-Year Interest Rate Swap, 06/08/35	SOFR, 1.50%	Quarterly	2.91%	Semi-Annual	Goldman Sachs International	06/06/25	2.91%	USD	17,821	(856,427)
10-Year Interest Rate Swap, 06/11/35	SOFR, 1.50%	Quarterly	2.86%	Semi-Annual	Barclays Bank PLC	06/09/25	2.86%	USD	7,346	(365,385)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/11/35	SOFR, 1.50%	Quarterly	2.86%	Semi-Annual	Barclays Bank PLC	06/09/25	2.86%	USD	7,346	$ (366,409)
10-Year Interest Rate Swap, 06/14/35	SOFR, 1.50%	Quarterly	2.90%	Semi-Annual	Bank of America N.A.	06/12/25	2.90%	USD	14,856	(764,098)
10-Year Interest Rate Swap, 06/18/35	SOFR, 1.50%	Quarterly	3.09%	Semi-Annual	Bank of America N.A.	06/16/25	3.09%	USD	49,006	(2,087,975)
10-Year Interest Rate Swap, 06/18/35	SOFR, 1.50%	Quarterly	3.15%	Semi-Annual	Deutsche Bank AG	06/16/25	3.15%	USD	23,847	(970,387)
10-Year Interest Rate Swap, 06/18/35	SOFR, 1.50%	Quarterly	3.16%	Semi-Annual	Deutsche Bank AG	06/16/25	3.16%	USD	23,051	(931,376)
10-Year Interest Rate Swap, 06/19/35	SOFR, 1.50%	Quarterly	2.93%	Semi-Annual	Goldman Sachs International	06/17/25	2.93%	USD	12,707	(636,782)
										(28,625,632)
										$ (45,774,102)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,060	$ (414,665)	$ (1,639,855)	$ 1,225,190
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	BB-	USD	81,635	$ (2,269,927)	$ (1,460,216)	$ (809,711)
ITRAXX.EUR.37.V1	1.00%	Quarterly	06/20/27	BBB+	EUR	141,866	(1,272,779)	(1,086,829)	(185,950)
ITRAXX.XO.37.V1	5.00%	Quarterly	06/20/27	BB-	EUR	46,123	(1,435,112)	(1,204,514)	(230,598)
							$ (4,977,818)	$ (3,751,559)	$ (1,226,259)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.16%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	05/27/27	USD	25,481	$ (266,085)	$ —	$ (266,085)
3.00%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	06/15/27	EUR	7,080	(97,208)	(10,357)	(86,851)
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	9,045	(1,849,170)	—	(1,849,170)
UK RPI All Items Monthly	At Termination	3.73%	At Termination	05/15/31	GBP	4,386	(736,170)	—	(736,170)
UK RPI All Items Monthly	At Termination	3.81%	At Termination	07/15/31	GBP	1,100	(160,096)	—	(160,096)
2.64%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	05/15/32	EUR	1,108	(9,116)	—	(9,116)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.65%	At Termination	05/15/32	EUR	1,108	11,365	—	11,365
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.69%	At Termination	05/15/32	EUR	1,112	15,685	—	15,685
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.72%	At Termination	05/15/32	EUR	1,108	19,906	—	19,906
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.73%	At Termination	05/15/32	EUR	1,112	20,899	—	20,899
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.69%	At Termination	05/15/32	EUR	2,224	32,350	2,208	30,142
2.50%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	06/15/32	EUR	1,150	(11,759)	—	(11,759)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.53%	At Termination	06/15/32	EUR	1,150	15,243	—	15,243
2.55%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	06/15/32	EUR	1,310	(20,916)	—	(20,916)
2.56%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	06/15/32	EUR	1,310	(21,485)	—	(21,485)
2.57%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	06/15/32	EUR	1,310	(23,194)	—	(23,194)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.58%	At Termination	06/15/32	EUR	1,108	21,076	—	21,076
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.59%	At Termination	06/15/32	EUR	1,150	23,366	—	23,366
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.63%	At Termination	06/15/32	EUR	2,006	49,090	—	49,090
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.66%	At Termination	06/15/32	EUR	2,092	56,860	—	56,860

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.66%	At Termination	06/15/32	EUR	1,048	$ 28,622	$ —	$ 28,622
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.71%	At Termination	06/15/32	EUR	1,048	34,954	—	34,954
							$ (2,865,783)	$ (8,149)	$ (2,857,634)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6.15%	At Termination	3-month WIBOR, 7.25%	Quarterly	04/11/23(a)	04/11/24	PLN	65,902	$ 231,767	$ —	$ 231,767
1.19%	At Termination	1-day ESTR, (0.59)%	At Termination	04/25/23(a)	04/25/24	EUR	118,350	465,778	(1,876)	467,654
1.16%	At Termination	1-day ESTR, (0.59)%	At Termination	05/03/23(a)	05/03/24	EUR	134,760	588,011	35,540	552,471
1.52%	At Termination	1-day ESTR, (0.59)%	At Termination	06/05/23(a)	06/05/24	EUR	111,130	89,443	—	89,443
1.69%	At Termination	1-day ESTR, (0.59)%	At Termination	06/08/23(a)	06/08/24	EUR	180,200	(157,383)	—	(157,383)
1.73%	At Termination	1-day ESTR, (0.59)%	At Termination	06/12/23(a)	06/12/24	EUR	179,410	(230,009)	—	(230,009)
2.91%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	N/A	08/23/26	USD	3,692	(12,695)	(46)	(12,649)
6-month EURIBOR, 0.26%	Semi-Annual	0.46%	Annual	N/A	10/09/26	EUR	42,118	(2,108,009)	—	(2,108,009)
1-day ESTR, (0.59)%	At Termination	1.81%	At Termination	06/10/26(a)	06/10/27	EUR	188,340	(294,131)	—	(294,131)
6-month EURIBOR, 0.26%	Semi-Annual	2.56%	At Termination	07/01/26(a)	07/01/27	EUR	56,870	179,673	(2,570)	182,243
6-month EURIBOR, 0.26%	Semi-Annual	2.58%	At Termination	07/01/26(a)	07/01/27	EUR	56,875	187,965	20,261	167,704
2.93%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	N/A	08/24/28	USD	8,170	(19,669)	128	(19,797)
3.16%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	N/A	10/03/28	USD	4,519	(48,807)	71	(48,878)
6-month EURIBOR, 0.26%	Semi-Annual	0.78%	Annual	N/A	02/15/31	EUR	45,952	(4,759,825)	—	(4,759,825)
6-month EURIBOR, 0.26%	Semi-Annual	0.82%	Annual	N/A	02/15/31	EUR	65,532	(6,553,511)	—	(6,553,511)
6-month EURIBOR, 0.26%	Semi-Annual	0.82%	Annual	N/A	02/15/31	EUR	21,710	(2,184,977)	—	(2,184,977)
6-month EURIBOR, 0.26%	Semi-Annual	0.83%	Annual	N/A	02/15/31	EUR	40,954	(4,083,507)	—	(4,083,507)
6-month EURIBOR, 0.26%	Semi-Annual	0.84%	Annual	N/A	02/15/31	EUR	19,635	(1,937,916)	—	(1,937,916)
6-month EURIBOR, 0.26%	Semi-Annual	1.52%	Annual	N/A	02/15/31	EUR	12,805	(573,956)	—	(573,956)
6-month EURIBOR, 0.26%	Semi-Annual	1.52%	Annual	N/A	02/15/31	EUR	9,578	(429,279)	—	(429,279)
6-month EURIBOR, 0.26%	Semi-Annual	1.54%	Annual	N/A	02/15/31	EUR	32,728	(1,423,217)	—	(1,423,217)
6-month EURIBOR, 0.26%	Semi-Annual	1.54%	Annual	N/A	02/15/31	EUR	8,249	(359,935)	—	(359,935)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, 0.26%	Semi-Annual	1.55%	Annual	N/A	02/15/31	EUR	8,249	$ (353,156)	$ —	$ (353,156)
6-month EURIBOR, 0.26%	Semi-Annual	1.55%	Annual	N/A	02/15/31	EUR	16,415	(699,237)	—	(699,237)
6-month EURIBOR, 0.26%	Semi-Annual	1.55%	Annual	N/A	02/15/31	EUR	9,578	(402,679)	—	(402,679)
6-month EURIBOR, 0.26%	Semi-Annual	1.56%	Annual	N/A	02/15/31	EUR	32,728	(1,363,574)	—	(1,363,574)
6-month EURIBOR, 0.26%	Semi-Annual	1.57%	Annual	N/A	02/15/31	EUR	32,742	(1,339,158)	—	(1,339,158)
6-month EURIBOR, 0.26%	Semi-Annual	1.59%	Annual	N/A	02/15/31	EUR	7,071	(274,575)	—	(274,575)
6-month EURIBOR, 0.26%	Semi-Annual	1.59%	Annual	N/A	02/15/31	EUR	16,355	(636,661)	—	(636,661)
6-month EURIBOR, 0.26%	Semi-Annual	1.64%	Annual	N/A	02/15/31	EUR	6,349	(218,838)	—	(218,838)
6-month EURIBOR, 0.26%	Semi-Annual	1.65%	Annual	N/A	02/15/31	EUR	12,826	(439,302)	—	(439,302)
6-month EURIBOR, 0.26%	Semi-Annual	1.65%	Annual	N/A	02/15/31	EUR	6,349	(217,905)	—	(217,905)
6-month EURIBOR, 0.26%	Semi-Annual	1.69%	Annual	N/A	02/15/31	EUR	6,541	(201,104)	—	(201,104)
6-month EURIBOR, 0.26%	Semi-Annual	1.82%	Annual	N/A	02/15/31	EUR	26,131	(517,323)	—	(517,323)
2.64%	Semi-Annual	6-month EURIBOR, 0.26%	Annual	09/12/22(a)	08/15/31	EUR	2,794	(115,427)	—	(115,427)
6-month EURIBOR, 0.26%	Semi-Annual	1.65%	Annual	09/12/22(a)	08/15/31	EUR	29,312	(1,290,993)	(947,920)	(343,073)
6-month EURIBOR, 0.26%	Semi-Annual	1.86%	Annual	09/12/22(a)	08/15/31	EUR	21,280	(550,078)	6,488	(556,566)
6-month EURIBOR, 0.26%	Semi-Annual	2.09%	Annual	09/12/22(a)	08/15/31	EUR	5,585	(32,568)	—	(32,568)
6-month EURIBOR, 0.26%	Semi-Annual	2.22%	Annual	09/12/22(a)	08/15/31	EUR	2,794	13,465	—	13,465
6-month EURIBOR, 0.26%	Semi-Annual	2.37%	Annual	09/12/22(a)	08/15/31	EUR	2,790	50,391	(4,529)	54,920
6-month EURIBOR, 0.26%	Semi-Annual	2.41%	Annual	09/12/22(a)	08/15/31	EUR	2,794	61,137	—	61,137
6-month EURIBOR, 0.26%	Semi-Annual	2.50%	Annual	09/12/22(a)	08/15/31	EUR	2,794	81,616	—	81,616
6-month EURIBOR, 0.26%	Semi-Annual	0.22%	Annual	N/A	10/19/31	EUR	13,270	(2,209,182)	(2,902)	(2,206,280)
28-day MXIBTIIE, 8.03%	Monthly	7.60%	Monthly	N/A	01/01/32	MXN	240,047	(995,206)	—	(995,206)
28-day MXIBTIIE, 8.03%	Monthly	7.57%	Monthly	N/A	01/12/32	MXN	90,210	(476,391)	—	(476,391)
28-day MXIBTIIE, 8.03%	Monthly	7.53%	Monthly	N/A	01/23/32	MXN	161,745	(706,868)	—	(706,868)
1.61%	Annual	SOFR, 1.50%	Annual	N/A	03/09/32	USD	7,538	730,130	—	730,130
1.67%	Annual	SOFR, 1.50%	Annual	N/A	03/10/32	USD	13,226	1,212,160	—	1,212,160
1.97%	Annual	SOFR, 1.50%	Annual	N/A	03/16/32	USD	9,024	591,613	—	591,613
28-day MXIBTIIE, 8.03%	Monthly	8.29%	Monthly	N/A	03/17/32	MXN	144,799	(279,099)	—	(279,099)
2.01%	Annual	SOFR, 1.50%	Annual	N/A	03/18/32	USD	7,480	468,363	—	468,363
2.13%	Annual	SOFR, 1.50%	Annual	N/A	03/23/32	USD	14,948	772,516	—	772,516
2.16%	Annual	SOFR, 1.50%	Annual	N/A	03/23/32	USD	8,888	443,303	—	443,303
2.29%	Annual	SOFR, 1.50%	Annual	N/A	03/29/32	USD	10,608	403,826	—	403,826
0.30%	Annual	TONA, (0.04)%	Annual	N/A	04/07/32	JPY	5,292,532	492,841	—	492,841
0.30%	Annual	TONA, (0.04)%	Annual	N/A	04/07/32	JPY	5,336,421	484,330	—	484,330

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.30%	Annual	TONA, (0.04)%	Annual	N/A	04/07/32	JPY	5,315,897	$ 476,096	$ —	$ 476,096
0.31%	Annual	TONA, (0.04)%	Annual	N/A	04/07/32	JPY	5,232,361	456,833	—	456,833
0.31%	Annual	TONA, (0.04)%	Annual	N/A	04/07/32	JPY	4,640,018	405,790	—	405,790
2.34%	Annual	SOFR, 1.50%	Annual	N/A	04/07/32	USD	8,873	307,463	—	307,463
2.44%	Annual	SOFR, 1.50%	Annual	N/A	04/08/32	USD	8,886	232,798	—	232,798
2.44%	Annual	SOFR, 1.50%	Annual	N/A	04/11/32	USD	8,890	232,928	—	232,928
2.58%	Annual	SOFR, 1.50%	Annual	N/A	04/13/32	USD	9,018	126,551	—	126,551
2.61%	Annual	SOFR, 1.50%	Annual	N/A	04/19/32	USD	10,505	120,570	—	120,570
2.64%	Annual	SOFR, 1.50%	Annual	N/A	04/20/32	USD	7,522	66,801	—	66,801
2.68%	Annual	SOFR, 1.50%	Annual	N/A	04/21/32	USD	7,527	44,265	—	44,265
2.75%	Annual	SOFR, 1.50%	Annual	N/A	04/21/32	USD	8,965	(1,263)	—	(1,263)
28-day MXIBTIIE, 8.03%	Monthly	8.96%	Monthly	N/A	04/21/32	MXN	105,271	21,998	—	21,998
SOFR, 1.50%	Annual	2.53%	Annual	N/A	04/28/32	USD	14,751	(285,020)	—	(285,020)
0.39%	Annual	TONA, (0.04)%	Annual	N/A	05/02/32	JPY	3,198,648	91,716	—	91,716
0.40%	Annual	TONA, (0.04)%	Annual	N/A	05/02/32	JPY	3,198,648	85,908	—	85,908
2.74%	Annual	SOFR, 1.50%	Annual	N/A	05/03/32	USD	5,899	7,957	—	7,957
2.87%	Annual	SOFR, 1.50%	Annual	N/A	05/09/32	USD	14,757	(136,782)	—	(136,782)
SOFR, 1.50%	Annual	2.67%	Annual	N/A	05/16/32	USD	11,835	(97,469)	—	(97,469)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.24%	Semi-Annual	N/A	05/27/32	CAD	4,310	(98,508)	(106)	(98,402)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.24%	Semi-Annual	N/A	05/27/32	CAD	4,310	(113,410)	(106)	(113,304)
SOFR, 1.50%	Annual	2.54%	Annual	N/A	05/27/32	USD	13,266	(265,136)	—	(265,136)
0.52%	Annual	TONA, (0.04)%	Annual	05/31/27(a)	05/31/32	JPY	752,000	54,373	—	54,373
2.53%	Annual	SOFR, 1.50%	Annual	N/A	06/01/32	USD	3,290	71,734	—	71,734
2.53%	Annual	SOFR, 1.50%	Annual	N/A	06/01/32	USD	3,290	71,302	—	71,302
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.35%	Semi-Annual	N/A	06/01/32	CAD	4,310	(81,884)	—	(81,884)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.39%	Semi-Annual	N/A	06/01/32	CAD	2,115	(34,510)	(56)	(34,454)
2.64%	Annual	SOFR, 1.50%	Annual	N/A	06/02/32	USD	3,290	39,249	—	39,249
2.65%	Annual	SOFR, 1.50%	Annual	N/A	06/03/32	USD	1,645	18,569	—	18,569
2.73%	Annual	SOFR, 1.50%	Annual	N/A	06/03/32	USD	10,363	41,590	—	41,590
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.64%	Semi-Annual	N/A	06/06/32	CAD	2,130	(1,076)	(65)	(1,011)
2.84%	Annual	SOFR, 1.50%	Annual	N/A	06/08/32	USD	1,645	(8,144)	—	(8,144)
2.86%	Annual	SOFR, 1.50%	Annual	N/A	06/08/32	USD	13,349	(94,693)	—	(94,693)
2.79%	Annual	SOFR, 1.50%	Annual	N/A	06/09/32	USD	11,883	(9,277)	—	(9,277)
SOFR, 1.50%	Annual	2.78%	Annual	N/A	06/09/32	USD	49,324	(4,628)	—	(4,628)
2.85%	Annual	SOFR, 1.50%	Annual	N/A	06/13/32	USD	11,886	(66,135)	—	(66,135)
0.42%	Annual	TONA, (0.04)%	Annual	N/A	06/14/32	JPY	6,966,460	102,886	—	102,886
0.42%	Annual	TONA, (0.04)%	Annual	N/A	06/14/32	JPY	6,177,804	109,171	—	109,171
2.96%	Annual	SOFR, 1.50%	Annual	N/A	06/14/32	USD	10,374	(155,526)	—	(155,526)
2.96%	Annual	SOFR, 1.50%	Annual	N/A	06/14/32	USD	10,374	(160,514)	—	(160,514)
3.17%	Annual	SOFR, 1.50%	Annual	N/A	06/15/32	USD	7,321	(245,275)	—	(245,275)
3.09%	Annual	SOFR, 1.50%	Annual	N/A	06/17/32	USD	29,452	(778,942)	—	(778,942)
SOFR, 1.50%	Annual	3.00%	Annual	N/A	06/21/32	USD	14,906	271,250	—	271,250
2.96%	Annual	SOFR, 1.50%	Annual	06/24/27(a)	06/24/32	USD	46,590	(283,630)	14,512	(298,142)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, 0.26%	Semi-Annual	2.74%	Annual	06/24/27(a)	06/24/32	EUR	41,120	$ 279,188	$ 22,867	$ 256,321
2.86%	Annual	SOFR, 1.50%	Annual	06/25/27(a)	06/25/32	USD	45,850	(101,733)	5,723	(107,456)
6-month EURIBOR, 0.26%	Semi-Annual	2.56%	Annual	06/25/27(a)	06/25/32	EUR	34,300	(53,251)	—	(53,251)
6-month EURIBOR, 0.26%	Semi-Annual	2.58%	Annual	06/25/27(a)	06/25/32	EUR	34,070	(22,717)	—	(22,717)
6-month EURIBOR, 0.26%	Semi-Annual	2.61%	Annual	06/25/27(a)	06/25/32	EUR	40,510	34,632	40,880	(6,248)
6-month EURIBOR, 0.26%	Semi-Annual	2.65%	Annual	06/28/27(a)	06/28/32	EUR	26,130	69,261	(2,369)	71,630
2.97%	Annual	SOFR, 1.50%	Annual	06/29/27(a)	06/29/32	USD	45,830	(301,341)	—	(301,341)
6-month EURIBOR, 0.26%	Semi-Annual	2.67%	Annual	06/29/27(a)	06/29/32	EUR	38,600	132,297	—	132,297
6-month EURIBOR, 0.26%	Semi-Annual	2.80%	Annual	06/30/27(a)	06/30/32	EUR	26,650	251,219	14,304	236,915
6-month EURIBOR, 0.26%	Semi-Annual	3.00%	Annual	07/01/31(a)	07/01/32	EUR	189,200	249,824	(10,954)	260,778
SOFR, 1.50%	Annual	2.78%	Annual	N/A	07/05/32	USD	14,762	(17,980)	—	(17,980)
SOFR, 1.50%	Annual	2.83%	Annual	N/A	07/05/32	USD	12,302	35,997	—	35,997
SOFR, 1.50%	Annual	2.99%	Annual	05/17/32(a)	05/17/37	USD	8,960	(24,172)	—	(24,172)
SOFR, 1.50%	Annual	2.99%	Annual	05/17/32(a)	05/17/37	USD	7,976	(20,535)	—	(20,535)
SOFR, 1.50%	Annual	3.01%	Annual	05/17/32(a)	05/17/37	USD	23,928	(51,086)	—	(51,086)
SOFR, 1.50%	Annual	2.80%	Annual	05/21/32(a)	05/21/37	USD	9,040	(83,198)	—	(83,198)
SOFR, 1.50%	Annual	2.82%	Annual	05/21/32(a)	05/21/37	USD	9,040	(76,844)	—	(76,844)
6-month EURIBOR, 0.26%	Semi-Annual	2.15%	Annual	05/26/32(a)	05/26/37	EUR	6,800	(176,320)	—	(176,320)
6-month EURIBOR, 0.26%	Semi-Annual	2.20%	Annual	05/26/32(a)	05/26/37	EUR	6,800	(163,668)	—	(163,668)
6-month EURIBOR, 0.26%	Semi-Annual	2.22%	Annual	05/26/32(a)	05/26/37	EUR	6,800	(157,275)	—	(157,275)
6-month EURIBOR, 0.26%	Semi-Annual	2.32%	Annual	05/26/32(a)	05/26/37	EUR	6,800	(129,795)	—	(129,795)
6-month EURIBOR, 0.26%	Semi-Annual	2.52%	Annual	05/26/32(a)	05/26/37	EUR	11,465	(128,011)	—	(128,011)
SOFR, 1.50%	Annual	2.93%	Annual	06/02/32(a)	06/02/37	USD	8,265	(40,165)	—	(40,165)
SOFR, 1.50%	Annual	2.96%	Annual	06/02/32(a)	06/02/37	USD	8,265	(32,040)	—	(32,040)
SOFR, 1.50%	Annual	3.07%	Annual	06/02/32(a)	06/02/37	USD	8,265	459	—	459
SOFR, 1.50%	Annual	3.00%	Annual	06/09/32(a)	06/09/37	USD	11,025	(26,564)	—	(26,564)
SOFR, 1.50%	Annual	3.03%	Annual	06/09/32(a)	06/09/37	USD	12,675	(17,198)	—	(17,198)
6-month EURIBOR, 0.26%	Semi-Annual	2.55%	Annual	06/11/32(a)	06/11/37	EUR	5,735	(57,775)	—	(57,775)
SOFR, 1.50%	Annual	3.12%	Annual	06/15/32(a)	06/15/37	USD	7,165	13,862	—	13,862
SOFR, 1.50%	Annual	3.15%	Annual	06/15/32(a)	06/15/37	USD	7,165	21,777	—	21,777
6-month EURIBOR, 0.26%	Semi-Annual	2.81%	Annual	06/28/32(a)	06/28/37	EUR	5,735	4,044	—	4,044
6-month EURIBOR, 0.26%	Semi-Annual	2.91%	Annual	06/28/32(a)	06/28/37	EUR	5,730	27,019	—	27,019
2.63%	Annual	SOFR, 1.50%	Annual	05/26/37(a)	05/26/42	USD	6,072	24,646	13,160	11,486
SOFR, 1.50%	Annual	2.57%	Annual	05/27/37(a)	05/27/42	USD	6,588	(37,368)	—	(37,368)
2.20%	Annual	SOFR, 1.50%	Annual	05/19/42(a)	05/19/47	USD	11,576	(9,752)	—	(9,752)
2.14%	Annual	SOFR, 1.50%	Annual	05/21/42(a)	05/21/47	USD	11,576	8,973	—	8,973
SOFR, 1.50%	Annual	2.18%	Annual	05/23/42(a)	05/23/47	USD	6,600	2,879	(6,944)	9,823
2.14%	Annual	SOFR, 1.50%	Annual	05/28/42(a)	05/28/47	USD	8,428	5,795	—	5,795
0.70%	Annual	1-day SONIA, 1.19%	Annual	N/A	11/08/51	GBP	2,477	932,936	452	932,484
1-day SONIA, 1.19%	Annual	0.70%	Annual	N/A	11/08/51	GBP	2,477	(932,936)	(106,278)	(826,658)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.65%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	04/14/42(a)	04/14/52	EUR	1,295	$ 48,931	$ —	$ 48,931
0.71%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	04/14/42(a)	04/14/52	EUR	2,595	88,067	—	88,067
0.73%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	04/14/42(a)	04/14/52	EUR	2,595	84,874	—	84,874
0.74%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	04/14/42(a)	04/14/52	EUR	2,595	83,117	—	83,117
0.77%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	04/14/42(a)	04/14/52	EUR	2,595	78,001	—	78,001
1.90%	Annual	SOFR, 1.50%	Annual	04/22/42(a)	04/22/52	USD	3,460	25,468	568	24,900
0.86%	Annual	TONA, (0.04)%	Annual	N/A	04/25/52	JPY	77,756	21,809	—	21,809
1.85%	Annual	SOFR, 1.50%	Annual	04/28/42(a)	04/28/52	USD	3,460	34,112	(1,682)	35,794
1.90%	Annual	SOFR, 1.50%	Annual	05/02/42(a)	05/02/52	USD	3,460	25,077	(16)	25,093
0.73%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/09/42(a)	05/09/52	EUR	1,500	48,840	—	48,840
0.75%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/09/42(a)	05/09/52	EUR	2,400	74,867	—	74,867
0.80%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/09/42(a)	05/09/52	EUR	2,400	66,788	—	66,788
0.85%	Annual	TONA, (0.04)%	Annual	N/A	05/09/52	JPY	77,756	23,075	—	23,075
0.86%	Annual	TONA, (0.04)%	Annual	N/A	05/09/52	JPY	2,106,662	618,968	—	618,968
0.86%	Annual	TONA, (0.04)%	Annual	N/A	05/09/52	JPY	2,085,596	588,206	—	588,206
0.86%	Annual	TONA, (0.04)%	Annual	N/A	05/09/52	JPY	77,756	22,540	—	22,540
1.91%	Annual	SOFR, 1.50%	Annual	05/12/42(a)	05/12/52	USD	3,460	22,903	(1,461)	24,364
1.95%	Annual	SOFR, 1.50%	Annual	05/12/42(a)	05/12/52	USD	189,045	829,295	—	829,295
1.97%	Annual	SOFR, 1.50%	Annual	05/12/42(a)	05/12/52	USD	189,045	717,709	—	717,709
2.09%	Annual	SOFR, 1.50%	Annual	05/12/42(a)	05/12/52	USD	189,045	(519,434)	—	(519,434)
SOFR, 1.50%	Annual	2.01%	Annual	05/16/42(a)	05/16/52	USD	3,460	(5,094)	—	(5,094)
1.90%	Annual	SOFR, 1.50%	Annual	05/17/47(a)	05/17/52	USD	14,888	(1,483)	—	(1,483)
1.92%	Annual	SOFR, 1.50%	Annual	05/17/47(a)	05/17/52	USD	29,776	(14,941)	—	(14,941)
1.92%	Annual	SOFR, 1.50%	Annual	05/17/47(a)	05/17/52	USD	14,888	(8,741)	—	(8,741)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.43%	Semi-Annual	N/A	05/18/52	CAD	750	(12,518)	(23,804)	11,286
1.98%	Annual	SOFR, 1.50%	Annual	05/19/42(a)	05/19/52	USD	2,805	7,842	—	7,842
2.05%	Annual	SOFR, 1.50%	Annual	05/19/42(a)	05/19/52	USD	3,455	(2,218)	—	(2,218)
2.04%	Annual	SOFR, 1.50%	Annual	05/20/42(a)	05/20/52	USD	2,805	(93)	—	(93)
2.64%	Annual	SOFR, 1.50%	Annual	N/A	05/20/52	USD	830	(875)	6,586	(7,461)
1.91%	Annual	SOFR, 1.50%	Annual	05/21/47(a)	05/21/52	USD	12,960	(1,028)	—	(1,028)
0.88%	Annual	TONA, (0.04)%	Annual	N/A	05/23/52	JPY	117,112	29,096	—	29,096
0.95%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/23/42(a)	05/23/52	EUR	2,005	36,385	—	36,385
1.94%	Annual	SOFR, 1.50%	Annual	05/23/42(a)	05/23/52	USD	185,985	922,525	—	922,525
1.96%	Annual	SOFR, 1.50%	Annual	05/23/42(a)	05/23/52	USD	185,985	731,767	—	731,767
0.85%	Annual	TONA, (0.04)%	Annual	N/A	05/26/52	JPY	96,568	29,763	—	29,763
1.03%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/26/42(a)	05/26/52	EUR	2,005	26,141	—	26,141
1.06%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/26/42(a)	05/26/52	EUR	2,005	22,704	—	22,704
6-month EURIBOR, 0.26%	Semi-Annual	1.03%	Annual	05/26/42(a)	05/26/52	EUR	2,005	(26,523)	—	(26,523)
6-month EURIBOR, 0.26%	Semi-Annual	1.07%	Annual	05/26/42(a)	05/26/52	EUR	2,005	(20,667)	—	(20,667)
6-month EURIBOR, 0.26%	Semi-Annual	1.11%	Annual	05/26/42(a)	05/26/52	EUR	2,005	(15,575)	—	(15,575)
0.79%	Annual	TONA, (0.04)%	Annual	N/A	05/27/52	JPY	96,564	40,867	—	40,867
1.98%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	2,805	8,036	133	7,903
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.99%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	2,805	$ 6,598	$ 1,654	$ 4,944
2.03%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	5,335	1,608	(1,564)	3,172
2.03%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	1,420	610	—	610
2.05%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	2,840	(1,401)	—	(1,401)
2.06%	Annual	SOFR, 1.50%	Annual	05/27/42(a)	05/27/52	USD	16,010	(19,390)	—	(19,390)
0.86%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/28/47(a)	05/28/52	EUR	8,405	63,497	—	63,497
0.89%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/28/47(a)	05/28/52	EUR	8,405	54,606	—	54,606
0.91%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/28/47(a)	05/28/52	EUR	8,405	50,869	—	50,869
0.97%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/28/47(a)	05/28/52	EUR	8,405	35,019	—	35,019
1.23%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	05/28/47(a)	05/28/52	EUR	15,905	(59,799)	—	(59,799)
0.81%	Annual	TONA, (0.04)%	Annual	N/A	05/30/52	JPY	1,135,653	435,818	—	435,818
0.82%	Annual	TONA, (0.04)%	Annual	N/A	05/30/52	JPY	1,135,653	420,217	—	420,217
0.83%	Annual	TONA, (0.04)%	Annual	N/A	05/30/52	JPY	1,135,653	395,700	—	395,700
0.87%	Annual	TONA, (0.04)%	Annual	N/A	05/30/52	JPY	1,135,653	313,235	—	313,235
6-month EURIBOR, 0.26%	Semi-Annual	1.30%	Annual	05/30/42(a)	05/30/52	EUR	2,470	10,287	—	10,287
SOFR, 1.50%	Annual	2.08%	Annual	05/30/42(a)	05/30/52	USD	176,395	359,499	—	359,499
6-month EURIBOR, 0.26%	Semi-Annual	1.21%	Annual	06/02/42(a)	06/02/52	EUR	2,005	(3,466)	—	(3,466)
6-month EURIBOR, 0.26%	Semi-Annual	1.24%	Annual	06/02/42(a)	06/02/52	EUR	2,005	734	—	734
2.08%	Annual	SOFR, 1.50%	Annual	06/03/42(a)	06/03/52	USD	2,840	(6,637)	—	(6,637)
1.96%	Annual	SOFR, 1.50%	Annual	06/04/47(a)	06/04/52	USD	12,010	(17,583)	—	(17,583)
1.97%	Annual	SOFR, 1.50%	Annual	06/04/47(a)	06/04/52	USD	11,820	(22,342)	—	(22,342)
2.00%	Annual	SOFR, 1.50%	Annual	06/04/47(a)	06/04/52	USD	12,010	(27,966)	—	(27,966)
SOFR, 1.50%	Annual	2.15%	Annual	06/06/42(a)	06/06/52	USD	2,840	16,915	71	16,844
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.50%	Semi-Annual	N/A	06/07/52	CAD	1,500	(9,900)	(42)	(9,858)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.58%	Semi-Annual	N/A	06/08/52	CAD	750	3,800	(22)	3,822
1.25%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(1,891)	—	(1,891)
1.30%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(7,721)	—	(7,721)
1.32%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	3,750	(19,845)	—	(19,845)
1.32%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,870	(10,845)	—	(10,845)
1.35%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(14,087)	—	(14,087)
1.36%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(15,098)	—	(15,098)
1.37%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(16,288)	(810)	(15,478)
1.37%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,870	(16,207)	—	(16,207)
1.38%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(17,240)	—	(17,240)
1.38%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	(17,478)	342	(17,820)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.50%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/09/42(a)	06/09/52	EUR	1,875	$ (31,756)	$ (241)	$ (31,515)
2.02%	Annual	SOFR, 1.50%	Annual	06/09/42(a)	06/09/52	USD	2,430	2,312	—	2,312
2.09%	Annual	SOFR, 1.50%	Annual	06/09/42(a)	06/09/52	USD	2,432	(7,470)	—	(7,470)
2.64%	Annual	SOFR, 1.50%	Annual	N/A	06/09/52	USD	920	(263)	—	(263)
6-month EURIBOR, 0.26%	Semi-Annual	1.30%	Annual	06/09/42(a)	06/09/52	EUR	2,470	10,485	(219)	10,704
6-month EURIBOR, 0.26%	Semi-Annual	1.63%	Annual	06/09/42(a)	06/09/52	EUR	2,185	55,030	(22)	55,052
1.31%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	32,358	(153,975)	—	(153,975)
1.44%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	14,286	(187,606)	(1,070)	(186,536)
1.45%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	14,631	(201,418)	(5,302)	(196,116)
1.46%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	15,187	(218,707)	1,520	(220,227)
1.48%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	14,464	(226,646)	(1,723)	(224,923)
1.49%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/10/42(a)	06/10/52	EUR	14,302	(233,180)	(1,464)	(231,716)
2.67%	Annual	SOFR, 1.50%	Annual	N/A	06/10/52	USD	460	(2,971)	—	(2,971)
1.26%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/11/47(a)	06/11/52	EUR	7,650	(37,221)	—	(37,221)
1.33%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/11/42(a)	06/11/52	EUR	5,692	(33,838)	—	(33,838)
1.34%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/11/42(a)	06/11/52	EUR	2,875	(19,607)	—	(19,607)
1.40%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/11/42(a)	06/11/52	EUR	20,232	(208,141)	(6,751)	(201,390)
1.95%	Annual	SOFR, 1.50%	Annual	06/11/47(a)	06/11/52	USD	16,010	(21,363)	—	(21,363)
1.96%	Annual	SOFR, 1.50%	Annual	06/11/47(a)	06/11/52	USD	18,410	(30,391)	—	(30,391)
SOFR, 1.50%	Annual	2.11%	Annual	06/13/42(a)	06/13/52	USD	2,841	10,579	—	10,579
SOFR, 1.50%	Annual	2.14%	Annual	06/13/42(a)	06/13/52	USD	2,841	15,236	—	15,236
1.91%	Annual	SOFR, 1.50%	Annual	06/16/42(a)	06/16/52	USD	1,240	7,883	—	7,883
1.98%	Annual	SOFR, 1.50%	Annual	06/16/42(a)	06/16/52	USD	2,480	6,618	—	6,618
2.04%	Annual	SOFR, 1.50%	Annual	06/16/42(a)	06/16/52	USD	1,240	(248)	—	(248)
SOFR, 1.50%	Annual	2.09%	Annual	06/16/42(a)	06/16/52	USD	2,480	7,357	—	7,357
SOFR, 1.50%	Annual	2.10%	Annual	06/16/42(a)	06/16/52	USD	2,480	9,262	—	9,262
SOFR, 1.50%	Annual	2.11%	Annual	06/16/42(a)	06/16/52	USD	2,480	9,580	—	9,580
0.99%	Annual	TONA, (0.04)%	Annual	N/A	06/17/52	JPY	125,000	6,140	—	6,140
1.34%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	2,960	(20,300)	676	(20,976)
1.35%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	6,197	(46,431)	—	(46,431)
1.36%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	6,197	(50,361)	—	(50,361)
1.37%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	12,394	(108,583)	—	(108,583)
1.38%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	12,209	(114,705)	—	(114,705)
1.40%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	12,332	(127,596)	—	(127,596)
1.44%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	2,928	(38,650)	(352)	(38,298)
1.45%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	2,999	(41,489)	(1,225)	(40,264)
1.46%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	3,113	(45,041)	155	(45,196)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.48%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	2,965	$ (46,661)	$ (495)	$ (46,166)
1.49%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/17/42(a)	06/17/52	EUR	2,932	(48,000)	(428)	(47,572)
1.96%	Annual	SOFR, 1.50%	Annual	06/17/47(a)	06/17/52	USD	10,195	(16,956)	—	(16,956)
1.96%	Annual	SOFR, 1.50%	Annual	06/17/47(a)	06/17/52	USD	10,195	(17,701)	—	(17,701)
SOFR, 1.50%	Annual	2.00%	Annual	06/20/42(a)	06/20/52	USD	2,480	(3,598)	—	(3,598)
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.77%	Semi-Annual	N/A	06/21/52	CAD	1,660	53,230	(45)	53,275
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.77%	Semi-Annual	N/A	06/21/52	CAD	1,695	54,974	(46)	55,020
3-month Canadian Bankers Acceptances, 2.76%	Semi-Annual	3.80%	Semi-Annual	N/A	06/21/52	CAD	850	30,935	(24)	30,959
1.44%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/23/42(a)	06/23/52	EUR	1,875	(25,492)	—	(25,492)
2.82%	Annual	SOFR, 1.50%	Annual	N/A	06/23/52	USD	1,170	(42,063)	—	(42,063)
2.82%	Annual	SOFR, 1.50%	Annual	N/A	06/23/52	USD	1,170	(41,944)	—	(41,944)
2.82%	Annual	SOFR, 1.50%	Annual	N/A	06/23/52	USD	585	(21,210)	—	(21,210)
1.30%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/25/42(a)	06/25/52	EUR	4,322	(19,079)	—	(19,079)
1.32%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/25/42(a)	06/25/52	EUR	8,514	(48,427)	(2,932)	(45,495)
1.32%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/25/42(a)	06/25/52	EUR	4,322	(24,534)	—	(24,534)
1.33%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/25/42(a)	06/25/52	EUR	4,322	(27,868)	—	(27,868)
1.20%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/26/47(a)	06/26/52	EUR	7,637	(22,667)	—	(22,667)
1.21%	Annual	6-month EURIBOR, 0.26%	Semi-Annual	06/26/47(a)	06/26/52	EUR	7,638	(25,044)	—	(25,044)
								$ (26,745,931)	$ (952,370)	$ (25,793,561)
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,169	$ 182,929	$ 32,894	$ 150,035
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(79,846)	(52,877)	(26,969)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	10,346	(3,091)	13,437
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(39,876)	15,989	(55,865)
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,000	110,579	20,496	90,083
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	45,490	(31,601)	77,091
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	37,939	(23,272)	61,211
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	41,847	(27,700)	69,547
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	134,083	131,577	2,506
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24	USD	780	102,033	67,572	34,461
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/24	USD	330	43,168	43,604	(436)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	525	$ 83,819	$ 51,213	$ 32,606
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(33,894)	(4,644)	(29,250)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(42,125)	(16,740)	(25,385)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(41,229)	(16,384)	(24,845)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(42,125)	(16,755)	(25,370)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(41,453)	(6,871)	(34,582)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(17,925)	(2,719)	(15,206)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(24,729)	31,390	(56,119)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(41,672)	69,669	(111,341)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	52,517	(22,209)	74,726
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	138,879	(34,764)	173,643
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	64,997	40,112	24,885
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	64,977	40,100	24,877
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	65,078	40,162	24,916
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	64,976	39,336	25,640
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	90,947	55,059	35,888
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	39,370	23,834	15,536
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	70,100	1,317,866	(1,247,766)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(38,335)	187,476	(225,811)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	114,848	(4,238)	119,086
Abbot Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	7,786	(202,500)	(180,285)	(22,215)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	06/20/27	USD	1,000	23,037	14,726	8,311
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(88,695)	(102,887)	14,192
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	2,998	250,606	190,333	60,273
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	2,997	250,522	192,117	58,405
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	1,799	150,380	117,167	33,213
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	3,341	279,277	216,226	63,051
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/27	USD	46,041	3,848,644	2,671,093	1,177,551
Ford Motor Co.	5.00	Quarterly	Citibank N.A.	06/20/27	USD	500	(11,843)	(24,223)	12,380
Ford Motor Co.	5.00	Quarterly	Citibank N.A.	06/20/27	USD	850	(20,133)	(22,385)	2,252
Ford Motor Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	1,000	(23,685)	(99,388)	75,703
Ford Motor Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	750	(17,764)	(67,415)	49,651
Ford Motor Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	500	(11,843)	(29,505)	17,662
General Motors Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	925	(88,934)	(102,500)	13,566
Macy’s, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	210	35,369	37,796	(2,427)
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	5,147	28,493	(28,392)	56,885
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	5,144	426,863	272,581	154,282
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	2,949	244,757	123,734	121,023
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	2,949	244,756	126,254	118,502
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	2,949	244,757	126,235	118,522
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	2,949	244,756	127,246	117,510
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	15,986	303,905	186,346	117,559
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	11,217	137,298	57,807	79,491
Simon Property Group LP	1.00	Quarterly	BNP Paribas S.A.	06/20/27	USD	2,141	70,720	31,510	39,210
Simon Property Group LP	1.00	Quarterly	BNP Paribas S.A.	06/20/27	USD	1,499	49,504	22,082	27,422
U.S. Steel Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	499	42,931	(35,174)	78,105
U.S. Steel Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	501	42,576	(33,724)	76,300
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	20,046	669,123	120,975	548,148
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,523	4,187	48,824	(44,637)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,607	3,338	39,493	(36,155)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,521	2,333	27,208	(24,875)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,039	2,812	32,800	(29,988)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,549	$ 5,136	$ 65,725	$ (60,589)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	355,863	67,458	288,405
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	606,337	270,865	335,472
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	34,902	10,832	24,070
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	607	(209)	107	(316)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1,475	(507)	(437)	(70)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	741	169,579	66,354	103,225
							$ 9,422,361	$ 6,482,063	$ 2,940,298
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,868	$ 6,354	$ (129,514)	$ 135,868
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—(a)	—	(9)	9
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—(a)	—	(23)	23
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1	—	(48)	48
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(155,006)	(99,478)	(55,528)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(224,125)	(140,083)	(84,042)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	800	(136,871)	(173,109)	36,238
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	438	(74,936)	(35,476)	(39,460)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(171,088)	(252,741)	81,653
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(181,354)	(49,155)	(132,199)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(39,521)	(12,878)	(26,643)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(205,306)	(1,429)	(203,877)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(140,153)	(133,321)	(6,832)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(70,077)	(67,781)	(2,296)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(10,439)	(4,739)	(5,700)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB	USD	741	(169,579)	(53,750)	(115,829)
								$ (1,572,101)	$ (1,153,534)	$ (418,567)
(a)	Notional amount is less than USD 500.
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Counterparty		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	At Termination	1-day CLICP, 19,825.16	At Termination	Bank of America N.A.	04/01/23	CLP	19,436,176	$ 1,299,415	$ —	$ 1,299,415
1-day CLICP, 19,825.16	At Termination	1.65%	At Termination	Bank of America N.A.	05/28/23	CLP	19,436,176	(1,478,011)	—	(1,478,011)
1-day BZDIOVER, 0.05%	At Termination	12.03%	At Termination	BNP Paribas S.A.	01/02/25	BRL	41,257	(92,949)	—	(92,949)
								$(271,545)	$—	$(271,545)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	Quarterly	Goldman Sachs U.S. Series 4 Excess Return Strategy	Quarterly	Goldman Sachs International	08/19/22	USD	5,014	$ 94,104	$ —	$ 94,104
Sherwin Williams	Quarterly	SOFR minus 0.08%, 1.50%	Quarterly	BNP Paribas S.A.	09/02/22	USD	1,898	381,325	—	381,325
PPG Industries, Inc.	Quarterly	SOFR minus 0.08%, 1.50%	Quarterly	BNP Paribas S.A.	09/02/22	USD	1,938	234,949	—	234,949
Sherwin Williams	Quarterly	SOFR minus 0.10%, 1.50%	Quarterly	BNP Paribas S.A.	09/02/22	USD	327	65,814	—	65,814
PPG Industries, Inc.	Quarterly	SOFR minus 0.12%, 1.50%	Quarterly	BNP Paribas S.A.	09/02/22	USD	195	23,661	—	23,661
PPG Industries, Inc.	Quarterly	SOFR minus 0.13%, 1.50%	Quarterly	BNP Paribas S.A.	09/02/22	USD	2,049	260,096	—	260,096
iShares Broad USD High Yield Corporate Bond ETF	Quarterly	SOFR minus 2.00%, 1.50%	Quarterly	Goldman Sachs International	09/02/22	USD	7,001	527,036	—	527,036
iShares Broad USD High Yield Corporate Bond ETF	Quarterly	SOFR minus 0.75%, 1.50%	Quarterly	Citibank N.A.	09/09/22	USD	13,989	646,684	—	646,684
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/07/22	USD	4,401	(56,016)	—	(56,016)
Pitney Bowes, Inc.	Quarterly	SOFR minus 0.25%, 1.50%	Quarterly	Citibank N.A.	12/27/22	USD	42	3,224	—	3,224
								$ 2,180,877	$ —	$ 2,180,877
OTC Total Return Swaps(a)
Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Merrill Lynch International(c)	02/15/23	$ (15,617,216)	$ (275,616) (b)	$ (15,751,785)	0.1%
(a)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $(141,047) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	85 basis points
Benchmarks:	USD Overnight Bank Funding Rate

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination date February 15, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	143,159	$ (15,751,785)	100.0%
Net Value of Reference Entity — Merrill Lynch International		$(15,751,785)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,374,700,345	$ 54,197,745	$ 2,428,898,090
Common Stocks
Aerospace & Defense	1,349,471	786,539	—	2,136,010
Chemicals	6,471,009	—	—	6,471,009
Diversified Financial Services	8,592,296	—	895,894	9,488,190
Energy Equipment & Services	—	—	31	31
Entertainment	3,184,253	2,830,890	—	6,015,143
Equity Real Estate Investment Trusts (REITs)	9,648,334	682,095	—	10,330,429
Health Care Providers & Services	—	3,651,769	—	3,651,769
Hotels, Restaurants & Leisure	1,115,602	—	—	1,115,602
Household Durables	3,880,214	—	—	3,880,214
Independent Power and Renewable Electricity Producers	—	2,323,973	—	2,323,973
Interactive Media & Services	1,380,472	—	—	1,380,472

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$ 427,830	$ 7,405,820	$ —	$ 7,833,650
Media	109,640	—	—	109,640
Metals & Mining	47,980	—	—	47,980
Oil, Gas & Consumable Fuels	19,617,088	—	—	19,617,088
Professional Services	532,226	2,026,440	—	2,558,666
Real Estate Management & Development	4,807,763	1,285,234	—	6,092,997
Software	3,977,455	469,508	—	4,446,963
Technology Hardware, Storage & Peripherals	2,583,777	—	—	2,583,777
Thrifts & Mortgage Finance	1,858,787	—	—	1,858,787
Corporate Bonds	—	6,080,374,928	46,393,010	6,126,767,938
Floating Rate Loan Interests	—	366,947,483	279,300,513	646,247,996
Foreign Agency Obligations	—	150,883,569	—	150,883,569
Foreign Government Obligations	—	189,383,133	—	189,383,133
Investment Companies	19,729,382	—	—	19,729,382
Municipal Bonds	—	121,477,976	—	121,477,976
Non-Agency Mortgage-Backed Securities	—	1,344,702,954	197,566,834	1,542,269,788
Preferred Securities	—	108,841,116	19,107,962	127,949,078
Rights	—	—	25,747	25,747
U.S. Government Sponsored Agency Securities	—	7,892,297,973	12,051,894	7,904,349,867
U.S. Treasury Obligations	—	2,325,826,429	—	2,325,826,429
Warrants
Auto Components	12,310	2	—	12,312
Automobiles	281,156	142,053	—	423,209
Capital Markets	67,293	—	—	67,293
Diversified Financial Services	146,929	29,199	54,656	230,784
Electrical Equipment	37,789	—	—	37,789
Equity Real Estate Investment Trusts (REITs)	—	—	2,531	2,531
Independent Power and Renewable Electricity Producers	74,572	—	—	74,572
Interactive Media & Services	200,328	—	—	200,328
Machinery	145,800	—	—	145,800
Oil, Gas & Consumable Fuels	156,210	—	—	156,210
Real Estate Management & Development	49,789	—	—	49,789
Software	19,074	—	—	19,074
Short-Term Securities
Money Market Funds	577,630,126	—	—	577,630,126
Options Purchased
Credit Contracts	—	153,827	—	153,827
Equity Contracts	1,533,868	—	—	1,533,868
Foreign Currency Exchange Contracts	—	5,313,243	—	5,313,243
Interest Rate Contracts	4,790,968	9,173,102	—	13,964,070
Liabilities
TBA Sale Commitments	—	(2,830,465,759)	—	(2,830,465,759)
Unfunded Floating Rate Loan Interests	—	(14,069)	(170,302)	(184,371)
	$ 674,459,791	$ 18,161,229,772	$ 609,426,515	19,445,116,078
Investments valued at NAV(a)				35,711,913
				$ 19,480,827,991
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 6,519,544	$ —	$ 6,519,544
Equity Contracts	227,735	2,648,466	—	2,876,201
Foreign Currency Exchange Contracts	—	8,221,614	—	8,221,614
Interest Rate Contracts	27,500,562	22,108,742	—	49,609,304
Other Contracts	—	327,208	—	327,208
Liabilities
Credit Contracts	—	(4,017,346)	—	(4,017,346)
Equity Contracts	(414,549)	(56,016)	—	(470,565)
Foreign Currency Exchange Contracts	—	(3,970,224)	—	(3,970,224)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$ (54,438,603)	$ (93,947,950)	$ —	$ (148,386,553)
Other Contracts	—	(3,184,842)	—	(3,184,842)
	$ (27,124,855)	$ (65,350,804)	$ —	$ (92,475,659)
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities
Assets
Opening Balance, as of September 30, 2021	$ 92,177,417	$ 962,397	$ 42,593,155	$ 202,765,544	$ 83,897,836	$ —
Transfers into Level 3	1,178,135	1,244	—	44,574,712	20,660,455	14,972,760
Transfers out of Level 3	(30,511,582)	—	—	(22,758,909)	(14,624,742)	—
Other(a)	—	(112,736)	112,736	—	—	—
Accrued discounts/premiums	171,064	—	109,513	224,089	186,860	—
Net realized gain (loss)	93,032	(2,515,339)	261,342	1,694,197	(15,644)	—
Net change in unrealized appreciation (depreciation)(b)	(1,875,043)	2,641,266	(3,005,125)	(8,754,742)	(4,850,357)	(737,295)
Purchases	24,447,648	220	27,759,983	166,444,339	121,369,928	4,872,497
Sales	(31,482,926)	(81,127)	(21.438.594)	(104,888,717)	(9,057,502)	—
Closing Balance, as of June 30, 2022	$ 54,197,745	$ 895,925	$ 46,393,010	$ 279,300,513	$ 197,566,834	$ 19,107,962
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(b)	$ (3,009,126)	$ 44,802	$ (1,181,923)	$ (6,852,821)	$ (4,850,357)	$ (737,295)
	Rights	U.S. Government Sponsored Agency Securities	Warrants	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Total
Assets
Opening Balance, as of September 30, 2021	$ 102,989	$ —	$ 344,768	$ 1,951	$ 3,032,416	$ 425,878,473
Transfers into Level 3	—	9,308,862	—	—	—	90,696,168
Transfers out of Level 3	—	—	(81,765)	—	—	(67,696,168)
Other(a)	—	—	—	—	—	—
Accrued discounts/premiums	—	(669,279)	—	—	—	22,247
Net realized gain (loss)	—	—	—	—	—	(482,412)
Net change in unrealized appreciation (depreciation)(b)	(77,242)	913,803	(315,684)	(1,951)	(3,032,416)	(19,094,786)
Purchases	—	2,498,508	109,868	—	—	347,502,991
Sales	—	—	—	—	—	(166,948,866)
Closing Balance, as of June 30, 2022	$ 25,747	$ 12,051,894	$ 57,187	$ —	$ —	$ 609,596,817
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(b)	$ (77,242)	$ 913,803	$ (315,684)	$ —	$ —	$ (16,065,843)
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2021	$ (8,042)
Transfers into Level 3	—
Transfers out of Level 3	—
Other(a)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	(162,260)
Purchases	—
Sales	—
Closing Balance, as of June 30, 2022	$ (170,302)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(b)	$ (162,260)

2022

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CDI	CREST Depository Interest
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
ESTR	Euro Short-Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2022
Master Total Return Portfolio
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offer Rate

2022